PROSPECTUS

MARCH 24, 2014

TOLZ	ProShares DJ Brookfield Global Infrastructure ETF

PROSHARES TRUST	Distributor: SEI Investments Distribution Co.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

3	Summary Section

4	ProShares DJ Brookfield Global Infrastructure ETF
8	Investment Objective, Principal Investment Strategies and Related Risks
14	Management of ProShares Trust

15	Determination of NAV

15	Distributions

15	Dividend Reinvestment Services

16	Taxes

PROSHARES.COM	3

Summary Section

4	:: PROSHARES DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF	PROSHARES.COM

Investment Objective

ProShares DJ Brookfield Global Infrastructure ETF (the “Fund”) seeks investment results that, before fees and expenses, track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.45%
Other Expenses*	0.45%

Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.90%
Fee Waiver/Reimbursement**	-0.45%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.45%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.45% through September 30, 2015. After that date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$46	$242

The Fund pays transaction costs associated with transacting in securities. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund.

Principal Investment Strategies

The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as “pure-play” infrastructure companies – companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

Eligible companies must have more than 70% of cash flows derived from the following infrastructure assets (exclusive of cash flow from infrastructure-related businesses, such as energy exploration and generation): Airports; Toll Roads; Ports; Communications; Electricity Transmission & Distribution; Oil & Gas Storage & Transportation; Water; or Diversified (multiple infrastructure assets). Additionally, companies must meet minimum market capitalization and trading volume requirements.

Index weights are based on a modified free-float adjusted market capitalization methodology.

The Index is reconstituted and rebalanced quarterly in March, June, September and December. The Index is published under the Bloomberg ticker symbol “DJBGICUT.”

For a further description of the Index, please see “Description of the Index” in the back of the Fund’s Full Prospectus.

The Fund invests in securities that ProShare Advisors believes, in combination, should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its total assets in component securities (i.e., securities of the Index and comparable securities that have economic characteristics that are substantially identical to the economic characteristics of the securities of the Index).

The securities that the Fund will principally invest in are set forth below.

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Equity Securities — The Fund invests in common stock issued by U.S. and foreign public companies, including Master Limited Partnerships (“MLPs”), which are commonly taxed as partnerships and publicly traded on national securities exchanges. The Fund generally does not intend to invest more than 25% of its net assets in MLPs.

ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in securities that make up the Index. The Fund may invest in only a representative sample of the securities in the Index and may overweight or underweight securities of the Index in relation to their composition in the Index, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or company, nor does it conduct conventional investment research

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or analysis. In addition, ProShares Advisors does not forecast market movement or trends, in managing the assets of the Fund.

The Fund seeks to remain fully invested at all times in securities that provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry, group of industries or region to approximately the same extent as the Index is so concentrated. As of the close of business on March 1, 2014, the Index was concentrated in the energy and utilities industry groups, which comprised approximately 35.6% and 38.8%, respectively, of the market capitalization of the Index.

Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.

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Infrastructure Industry Risk — The Fund is subject to risks faced by companies in the infrastructure industry to the same extent as the Index is so concentrated, including: potential limitation of usage rates by governmental regulatory commissions, changes in the nature of a government concession that may negatively impact a company; special tariffs that are imposed or changes in tax laws; revenue that is significantly lower than projected and/or cost overruns; increases to operating costs; increases to interest rates that may affect the average cost of funding; changes in supply and demand; deregulation, which may subject companies to greater competition; and government intervention or other factors that may render a company’s equipment unusable or obsolete and negatively impact profitability. Other infrastructure industry risks include natural disasters, environmental liabilities due to a company’s operations or an accident or other general civil liabilities, changes in market sentiment toward infrastructure and terrorist attacks.

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Exposure to Foreign Currency Risk — Certain of the Fund’s investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in an investment denominated in a foreign currency, like certain of the investments included in the Index, is subject to foreign currency risk. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Fund is exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk.

Also, because the Fund’s foreign investments may be in issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk may be higher.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In these circumstances, the Fund may be unable to

6	:: PROSHARES DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF	PROSHARES.COM

rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

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Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims.

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Equity and Market Risk — The equity markets are volatile, and the value of securities correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks. In particular, the European markets have experienced significant volatility over recent years and several European Union member countries have been adversely affected by unemployment, budget deficits and economic downturns, which have caused those countries to experience credit rating downgrades and rising government debt levels. These events, or even the threat these events, may cause further volatility in the European financial markets, which may negatively impact the Fund’s returns.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund’s shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes to the value of the Fund’s holdings and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained. The Fund’s investment results are measured based upon the NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by investors creating and redeeming directly with the Fund.

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Master Limited Partnership Risk — The Fund may invest in Master Limited Partnerships (MLPs), which are commonly taxed as partnerships and publicly traded on national securities exchanges. MLPs are limited by the Internal Revenue Code to only apply to enterprises that engage in certain businesses, mostly pertaining to the use of natural resources. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote. Investments in MLPs also expose the Fund to certain tax risks associated with investing in partnerships. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures. MLPs may also have limited financial resources, may be relatively illiquid and may be subject to more erratic price movements because of the underlying assets they hold. In addition, a portion of the Fund’s distributions may be a return of capital, which constitutes the return of a portion of a shareholder’s original investment. Under the tax rules, returns of capital are generally not currently taxable, but lower a shareholder’s tax basis in his or her Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares.

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Portfolio Turnover Risk — Active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Utilities Industry Risk — The Fund is subject to risks faced by companies in the utilities economic sector to the same extent as the Index is so concentrated, including: review and limitation of rates by governmental regulatory commissions; the fact that the value of regulated utility instruments tend to have an inverse relationship to the movement of interest rates; the risk that utilities may engage in riskier ventures where they have little or no experience; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations.

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Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

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Valuation Time Risk — The Fund’s shares trade on the NYSE Arca from 9:30 a.m. to 4:00 p.m. (Eastern Time). The securities held by the Fund, however, may be traded in markets that close at a different time than the NYSE Arca. Consequently, liquidity in the securities may be reduced after the applicable closing times. Accordingly, during the time when the NYSE Arca is open but after the applicable closing times, trading spreads and the resulting premium or discount on the Fund’s shares may widen. As a result, the performance of the market price of the Fund may vary, perhaps significantly, from the performance of the Index.

Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s Full Prospectus for additional details.

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.

Management

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, has managed the Fund since March 2014.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 shares. Retail investors may only purchase and sell shares on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute income, if any, quarterly and capital gains, if any, at least annually.

8	PROSHARES.COM

Investment Objective, Principal Investment Strategies and Related Risks

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Investment Objective, Principal Investment Strategies and Related Risks

This section contains additional detail regarding ProShares DJ Brookfield Global Infrastructure ETF (the “Fund”), including the Fund’s investment objective, principal investment strategies and related risks.

Investment Objective

The Fund seeks investment results that, before fees and expenses, track the Dow Jones Brookfield Global Infrastructure Composite Index (the “Index”).

The Fund seeks to achieve its investment objective both on a single day and over time. The Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”), without the approval of Fund shareholders. The Fund reserves the right to substitute a different index or security for the Index.

Principal Investment Strategies

In seeking to achieve the Fund’s investment objective, ProShare Advisors LLC (“ProShare Advisors”) follows a passive approach to investing that is designed to track the performance of the Index. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in securities that make up the Index. The Fund employs investment techniques that ProShare Advisors believes should, in the aggregate, simulate the movement of the Index.

The investment techniques utilized to simulate the movement of the Index are intended to enhance liquidity, maintain a tax-efficient portfolio and reduce transaction costs while, at the same time, seeking to maintain high correlation with, and similar aggregate characteristics to, the Index. For example, the Fund may gain exposure to only a representative sample of the securities in the Index or may overweight or underweight securities of the Index in relation to their composition in the Index, with the intent of obtaining exposure with aggregate characteristics similar to the Index.

ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or company, other than for cash management purposes, nor does it conduct conventional investment research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested in equity securities that ProShare Advisors believes should have similar return characteristics to the Index without regard to market conditions, trends or direction. The Fund does not take temporary defensive positions.

The Fund will, under normal circumstances, invest at least 80% of its total assets in component securities (i.e., securities of the Index and comparable securities that have economic characteristics that are substantially identical to the economic characteristics of the securities of the Index). The following principal investment strategies are applicable to the Fund.

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Equity Securities — The Fund invests in common stock issued by U.S. and foreign public companies, including Master Limited Partnerships (“MLPs”), which are commonly taxed as partnerships and publicly traded on national securities exchanges. The Fund generally does not intend to invest more than 25% of its net assets in MLPs.

The Fund is subject to the Securities and Exchange Commission’s (“SEC”) “names rule” (Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)), and commits to invest at least 80% of its assets (i.e., net assets plus borrowings for investment purposes), under normal market conditions, in the types of securities suggested by its name and/or investments with similar economic characteristics.

Principal Risks

In addition to the risks noted in the Summary Section, many other factors may also affect the value of an investment in the Fund. The Fund’s net asset value (“NAV”) will change daily based on the performance of the Index, which in turn is affected by variations in market conditions, interest rates and other economic, political or financial developments. The impact of these developments on the Fund will depend upon the types of securities in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of the issuers.

Like all investments, investing in the Fund entails risks. The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks.” The principal risks for the Fund are noted in the Summary Section and additional information regarding certain of these risks, as well as information related to other potential risks to which the Fund may be subjected, is provided below. The Statement of Additional Information (“SAI”) contains additional information about the Fund’s investment strategies and related risks. The Fund may be subject to other risks in addition to those identified as principal risks.

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Correlation Risk — There is no guarantee that the Fund will achieve a high degree of correlation with the Index. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the Index. A number of other factors may adversely affect the Fund’s correlation with the Index, including material over- or underexposure, fees, expenses, transaction costs, income items, valuation methodology, infrequent trading in the securities underlying the Index, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing

10	:: INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	PROSHARES.COM

events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.

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Exposure to Foreign Investments Risk — The Fund may invest in securities of foreign issuers or other investments that provide the Fund with exposure to foreign issuers (collectively, “foreign investments”). Certain factors related to foreign investments may prevent the Fund from achieving its goals. These factors include the effects of: (i) fluctuations in the value of the local currency versus the U.S. dollar and the uncertainty associated with the cost of converting between various currencies; (ii) differences in settlement practices, as compared to U.S. investments, or delayed settlements in some foreign markets; (iii) the uncertainty associated with evidence of ownership of investments in many foreign countries, which may lack the centralized custodial services and rigorous proofs of ownership required by many U.S. investments; (iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; (v) brokerage commissions and fees and other investment-related costs that may be higher than those applicable to U.S. investments; (vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; (vii) taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations; (viii) changes in the denomination currency of a foreign investment; and (ix) foreign exchange controls, which may include suspension of the ability to transfer currency from a given country.

In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times.

The Fund’s performance also may be affected by factors related to its ability to obtain information about foreign investments. In many foreign countries, there is less publicly available information about issuers than is available in reports about U.S. issuers. Markets for foreign investments are usually not subject to the degree of government supervision and regulation that exists for U.S. investments. Foreign issuers are generally not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. issuers. Furthermore, the issuers of foreign investments may be closely controlled by a small number of families, institutional investors or foreign governments whose investment decisions might be difficult to predict. To the extent the Fund’s assets are exposed to contractual and other legal obligations in a foreign country, these factors may affect the Fund’s ability to achieve its investment objective. The Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. In some countries, information about decisions of the judiciary, other government branches, regulatory agencies and tax authorities may be less transparent than decisions by comparable institutions in the U.S., particularly in countries that are politically dominated by a single party or individual. Moreover, enforcement of the decisions may be inconsistent or uncertain.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case for U.S. securities. These factors include the effect of: (i) expropriation, nationalization or confiscatory taxation of foreign investments; (ii) changes in credit conditions related to foreign counterparties, including foreign governments and foreign financial institutions; (iii) trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; (iv) issues related to multi-national currency arrangements; and (v) increased correlation between the value of foreign investments and changes in the commodities markets. To the extent the Fund focuses its investments on a particular country or region, the Fund’s ability to meet its investment objective may be especially subject to factors and developments related to such country or region.

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Special Considerations About Emerging Market Countries — Because the Fund’s foreign investment may include issuers domiciled in developing or “emerging market” countries, the aforementioned factors are heightened and foreign investments risk is higher. Investments in emerging markets are considered speculative.

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Political and Social Risk — Some governments in emerging markets countries are authoritarian in nature or have been installed or removed as a result of military coups, and some governments have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, have also led to social unrest, violence and/or labor unrest in some emerging market countries. Unanticipated political or social developments may result in sudden and significant investment losses. Also, investing in issuers from emerging market countries involves a great risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital invested by certain emerging market countries.

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Economic Risk — Some emerging market countries have experienced declines in the value of their currency and substantial (and, in some cases, extremely high) rates of inflation, while others have experienced economic recessions causing a negative effect on the economies and securities markets of the emerging countries. Further, economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, may be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Market Price Variance Risk — Individual shares of the Fund will be listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of

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the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for the Fund’s shares. ProShare Advisors cannot predict whether the Fund’s shares will trade above, below or at a price equal to the value of the Fund’s holdings. Differences between secondary market prices and the value of the Fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that the Fund’s shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained. There may, however, be times when the market price and the value of the Fund’s holdings vary significantly and you may pay more than the value of the Fund’s holdings when buying the Fund’s shares on the secondary market, and you may receive less than the value of the Fund’s holdings when you sell the Fund’s shares. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions may result in trading prices that differ significantly from the value of the Fund’s holdings. The market price of the Fund’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that the Fund’s shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of the Fund’s shares is falling fastest, which may be the time that you most want to sell your shares. The Fund’s investment results are measured based upon the NAV of the Fund. Investors purchasing and selling the Fund’s shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Trading Risk — Although shares of the Fund are listed for trading on the NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than the NYSE Arca, there can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. Short selling of shares is also limited pursuant to SEC rules if the trading price of shares varies by more than 10% from the previous day’s closing price on the exchange. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the Fund’s shares will trade with any volume, or at all, on any stock exchange.

Additional Securities, Instruments and Strategies

This section describes additional securities, instruments and strategies that may be utilized by the Fund and are not principal investment strategies of the Fund unless otherwise noted in the Fund’s description of principal strategies. Under certain circumstances, the Fund may invest in investments not included in the Index but that are designed to provide the requisite exposure to the Index. A more comprehensive description of the types of investments that the Fund may make is set forth in the SAI.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

¡	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.

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Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

Precautionary Notes

A Precautionary Note to Retail Investors — The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee, will be the registered owner of all outstanding shares of the Fund. Your ownership of shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units — You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares from the Fund may be issued on an ongoing basis, a “distribution” of the Fund’s shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in you being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933 (the “Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing Fund, break them down into the constituent Fund shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances

12	:: INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	PROSHARES.COM

pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with the Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies — For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of the Fund’s shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof. The Trust and the Fund have obtained an exemptive order from the SEC allowing a registered investment company to invest in Fund shares beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with the Trust regarding the terms of the investment. Any investment company considering purchasing shares of the Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances — ProShares Trust can postpone payment of redemption proceeds for any period during which (1) the New York Stock Exchange (the “NYSE”) or the NYSE Arca is closed other than customary weekend and holiday closings, (2) trading on the NYSE or the NYSE Arca is restricted, (3) any emergency circumstances exist, as determined by the SEC, and/or (4) the SEC by order permits for the protection of shareholders of the Fund.

A Precautionary Note Regarding Regulatory Initiatives — There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies.

Description of the Index

The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as “pure-play” infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows. The Index includes Master Limited Partnerships (“MLPs”) in addition to other equity securities.

To be included in the Index, companies must meet the following requirements:

•	Minimum float-adjusted market capitalization of US$ 500 million.

•	Minimum three-month average daily trading volume of US$ 1 million.

•	Listed in a developed market country. Companies domiciled in emerging market countries and listed on a developed market exchange are eligible.

•	More than 70% of cash flows derived from the following infrastructure assets:
¡	Airports: Development, ownership, lease, concession, or management of an airport and related facilities.

¡	Toll Roads: Development, ownership, lease, concession, or management of a toll road and related facilities.

¡	Ports: Development, ownership, lease, concession, or management of a seaport and related facilities.

¡	Communications: Development, lease, concession, or management of broadcast/mobile towers, satellites, fiber optic/copper cable.

•	Excludes telecom services

¡	Electricity Transmission & Distribution: Development, ownership, lease, concession, or management of electricity transmission and distribution assets.

•	Excludes generation, exploration, and production of energy products.

¡

Oil & Gas Storage & Transportation: Development, ownership, lease, concession, or management of oil and gas (and other bulk liquid products) fixed transportation or storage assets and related midstream energy services.

¡	Water: Development, lease, concession or management of water-related infrastructure, including water distribution, waste-water management, and purification/desalination.

¡	Diversified: Multiples sources of above or investment fund with primary focus towards infrastructure investments.

Index weights are based on a modified free-float adjusted market capitalization methodology. Individual stock weights are capped at 10%, country weights are capped at 50%, industry weights are capped at 50% and MLPs are capped at 25% of the index.

The Index is reconstituted and rebalanced quarterly in March, June, September and December. The Index is published under the Bloomberg ticker symbol “DJBGICUT.”

As of March 1, 2014, securities listed in the following countries (regardless of domicile) are eligible for inclusion in the Index: Australia, Belgium, Brazil, Canada, China, France, Germany, Hong Kong, Italy, Japan, Luxembourg, Mexico, Netherlands, New Zealand, Russia, Singapore, Spain, Switzerland, UAE, the United Kingdom and the United States.

Information About the Index Licensor

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Index is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their third party licensors, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust with respect to

PROSHARES.COM	INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS ::	13

the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust or the Fund. S&P Dow Jones Indices have no obligation to take the needs of the Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC and its subsidiaries are not investment advisors. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO, S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS, FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI. The top ten holdings of the Fund are posted on a daily basis to the Trust’s website at ProShares.com.

14	PROSHARES.COM

Management of ProShares Trust

PROSHARES.COM	MANAGEMENT OF PROSHARES TRUST ::	15

Board of Trustees and Officers

The Board is responsible for the general supervision of the Fund. The officers of the Trust are responsible for the day-to-day operations of the Fund.

Investment Adviser

ProShare Advisors, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to the Fund and provides investment advice and management services to the Fund. ProShare Advisors oversees the investment and reinvestment of the assets in the Fund. For its investment advisory services, ProShares DJ Brookfield Global Infrastructure ETF pays ProShare Advisors a fee at an annualized rate based on its average daily net assets of 0.45% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the investment advisory agreement for the Fund will be included in the Trust’s semi-annual or annual report to shareholders that covers the period during which the approval occurred. To the extent the Fund invests in exchange-traded funds (ETFs) sponsored by ProShare Advisors and/or common units of beneficial interest of one or more separate series of a trust sponsored by an affiliate of ProShare Advisors, ProShare Advisors has agreed to waive its investment advisory fees in an amount equal to the investment advisory fees and management services fees applicable to Fund assets invested in these ETFs and/or trust securities.

Portfolio Management

The following individual has responsibility for the day-to-day management of the Fund, as set forth in the summary section. The Portfolio Manager’s business experience for the past five years is listed below. The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of securities in the Fund.

Alexander Ilyasov, ProShare Advisors: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. ProFund Advisors: Senior Portfolio Manager since October 2013 and Portfolio Manager from November 2009 through September 2013. World Asset Management: Portfolio Manager from January 2006 through November 2009.

Determination of NAV

The net asset value (NAV) per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of Fund shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by JPMorgan Chase Bank, National Association.

Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. When a market price is not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of, the Board. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the Fund sold them. See the SAI for more details.

The NAV is generally determined each business day at the close of regular trading of the NYSE Arca (ordinarily 4:00 p.m. Eastern Time). The Fund may contain portfolio investments that are primarily listed on foreign markets.

To the extent the Fund’s portfolio investments trade in foreign markets on days when the Fund is not open for business or when the primary exchange for the shares is not open, the value of the Fund’s assets may vary, shareholders may not be able to purchase or sell Fund shares and Authorized Participants may not be able to create or redeem Creation Units. Also, certain portfolio investments may not be traded on days the Fund is open for business.

The NYSE Arca is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the exchange or market on which the Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.

Distributions

As a shareholder on a Fund record date, you will be allocated an income dividend or a capital gains distribution based on the investment income and net realized capital gains, if any, derived from the Fund’s direct security holdings. The Fund intends to declare and distribute net investment income, if any, to its shareholders quarterly and net realized capital gains, if any, at least annually. Subject to Board approval, some or all of any net realized capital gains distribution may be declared payable in either additional shares of the Fund or in cash.

If such a distribution is declared payable in that fashion, holders of shares will receive additional shares of the Fund unless they elect to receive cash. Distributions may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.

Dividend Reinvestment Services

As noted above under “Distributions”, the Fund may declare a distribution from net realized capital gains to be payable in additional Fund shares or cash. Even if the Fund does not declare a distribution to be payable in Fund shares, brokers may make

16	:: MANAGEMENT OF PROSHARES TRUST	PROSHARES.COM

available to their customers who own shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.

Frequent Purchases and Redemptions of Shares

The Board has not adopted a policy of monitoring for frequent purchases and redemptions of shares that appear to attempt to take advantage of potential arbitrage opportunities. The Board believes this is appropriate because ETFs, such as the Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of the Fund’s shares remains at or close to NAV.

Taxes

The following is certain general information about taxation of the Fund:

•

The Fund intends to qualify for treatment as a “regulated investment company” for U.S. federal income tax purposes. In order to so qualify, the Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.

•

If the Fund qualifies for treatment as a regulated investment company, it is not subject to federal income tax on net investment income and net realized capital gains that the Fund timely distributes to its shareholders. If the Fund were to fail to so qualify, and were ineligible to or otherwise did not cure the failure, its taxable income and gains would be subject to tax at the Fund level, and distributions from earnings and profits would be taxable to shareholders as ordinary income.

•

Investments by the Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect the amount, timing or character of the income distributed to shareholders by the Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

•

Investments by the Fund in debt obligations issued or purchased at a discount and certain derivative investments could cause the Fund to recognize taxable income in excess of the cash generated by such investments, potentially requiring the Fund to dispose of investments (including when otherwise disadvantageous to do so) in order to meet its distribution requirements, and could affect the amount, timing or character of the income distributed to shareholders by the Fund. Investments by the Fund in shares of other investment companies could affect the amount, timing or character of the

Fund’s distributions to shareholders relative to the Fund’s distributions had it invested directly in the securities held by the other investment companies.

Taxable investors should be aware of the following basic tax points:

•	Distributions are taxable to you for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.

•

Distributions declared in October, November or December of one year — if paid to you by the end of January of the following year — are taxable for federal income tax purposes as if received in the calendar year in which the distributions were declared.

•

Any distributions from income or short-term capital gains that you receive generally are taxable to you as ordinary dividends for federal income tax purposes. Ordinary dividends you receive that are reported as “qualified dividend income” may be taxed at the same rates as long-term capital gains, but will not be considered long-term capital gains for other federal income tax purposes, including the calculation of net capital losses.

•

Any distributions of net long-term capital gains are taxable to you for federal income tax purposes as long-term capital gains includible in net capital gain and taxable to individuals at reduced rates, no matter how long you have owned your Fund shares.

•	Distributions from net realized capital gains may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

•

A new 3.8% Medicare contribution tax will be imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the sale or exchange of shares of the Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

•

A sale or exchange of the Fund’s shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

•	Dividend and capital gain distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

•

If you are not a citizen or a permanent resident of the United States, or if you are a foreign entity, dividends and short-term capital gain distributions that you receive will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate or a statutory exemption applies.

•

Dividends and interest received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by foreign countries, which would reduce returns from an investment in the Fund’s shares. Tax conventions between certain countries and the United States may reduce or eliminate

PROSHARES.COM	MANAGEMENT OF PROSHARES TRUST ::	17

these taxes. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for these amounts on your federal U.S. income tax return, subject to certain limitations.

•

By law, a percentage of your distributions and proceeds will generally be withheld if you have not provided a taxpayer identification number or social security number, have underreported dividend or interest income or have failed to certify to the Fund that you are not subject to the withholding. The backup withholding rate is 28%.

In addition, taxable investors who purchase or redeem Creation Units should be aware of the following:

•

A person who exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and any cash amount paid.

•

A person who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, all or a portion of any loss a person realizes upon an exchange of Creation Units for securities will be disallowed by the Internal Revenue Service if the person purchases other substantially identical shares of the Fund within

30 days before or after the exchange. In this case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Note: This Prospectus provides general U.S. federal income tax information only. Your investment in the Fund may have other tax implications. If you are investing through a tax-deferred retirement account, such as an individual retirement account (IRA), special tax rules apply. Please consult your tax advisor for detailed information about the Fund’s tax consequences for you. See “Taxation” in the SAI for more information.

Premium/Discount Information

The Trust’s website has information about the premiums and discounts for the Fund. Premiums or discounts are the differences between the NAV and market price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the NAV. A discount is the amount that the Fund is trading below the NAV.

Distribution (12b-1) Plan

Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board, the Fund may pay its distributor and financial intermediaries, such as broker-dealers and investment advisors, up to 0.25% on an annualized basis of the average daily net assets of the Fund as reimbursement or compensation for distribution related activities with respect to the Fund. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For the prior fiscal year, no payments were made by the Fund under the Plan.

Investment Company Act file number 811-21114

ProShares Trust

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

You can find additional information about the Fund in its current Statement of Additional Information (“SAI”), dated October 1, 2013, as may be amended from time to time, which has been filed electronically with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into, and is legally a part of, this Prospectus. A copy of the SAI is available, free of charge, online at ProShares.com. You may also request a free copy of the SAI or make inquiries to ProShares by writing us at the address set forth above or calling us toll-free at the telephone number set forth above.

You can find other information about ProShares on the SEC’s website (www.sec.gov) or you can get copies of this information after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about ProShares, including their SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at (202) 551-8090.

© 2014 ProShare Advisors LLC. All rights reserved.	MAR2014

STATEMENT OF ADDITIONAL INFORMATION

October 1, 2013, as supplemented March 17, 2014

ProShares Trust

7501 WISCONSIN AVENUE, SUITE 1000—EAST TOWER

BETHESDA, MD 20814

866.PRO.5125 866.776.5125

COBO	USD Covered Bond	REK	Short Real Estate	UPRO	UltraPro S&P500®
GGOV	German Sovereign/Sub-Sovereign ETF	KRS	Short KBW Regional Banking	TQQQ	UltraPro QQQ®
HYHG	High Yield–Interest Rate Hedged	SMN	UltraShort Basic Materials	UDOW	UltraPro Dow30SM
IGHG	Investment Grade–Interest Rate Hedged
EMSH	Short Term USD Emerging Markets Bond ETF
TOLZ	DJ Brookfield Global Infrastructure ETF
PEX	Global Listed Private Equity ETF	BIS	UltraShort Nasdaq Biotechnology	UMDD	UltraPro MidCap400
HDG	Hedge Replication ETF	SZK	UltraShort Consumer Goods	URTY	UltraPro Russell2000
CSM	Large Cap Core Plus	SCC	UltraShort Consumer Services	Ultra Style
MRGR	Merger ETF	SKF	UltraShort Financials	UVG	Ultra Russell1000 Value
RALS	RAFI® Long/Short	RXD	UltraShort Health Care	UKF	Ultra Russell1000 Growth
NOBL	S&P 500 Aristocrats ETF	SIJ	UltraShort Industrials	UVU	Ultra Russell MidCap Value
RINF	30 Year TIPS/TSY Spread	DUG	UltraShort Oil & Gas	UKW	Ultra Russell MidCap Growth
FINF	Short 30 Year TIPS/TSY Spread	SRS	UltraShort Real Estate	UVT	Ultra Russell2000 Value
UINF	UltraPro 10 Year TIPS/TSY Spread	SSG	UltraShort Semiconductors	UKK	Ultra Russell2000 Growth
SINF	UltraPro Short 10 Year TIPS/TSY Spread	REW	UltraShort Technology	Ultra Sector
Geared		TLL	UltraShort Telecommunications	UYM	Ultra Basic Materials
Short MarketCap		SDP	UltraShort Utilities	BIB	Ultra Nasdaq Biotechnology
SH	Short S&P500®	FINZ	UltraPro Short Financials	UGE	Ultra Consumer Goods
PSQ	Short QQQ®	Short International		UCC	Ultra Consumer Services
DOG	Short Dow30SM	EFZ	Short MSCI EAFE	UYG	Ultra Financials
MYY	Short MidCap400	EUM	Short MSCI Emerging Markets	RXL	Ultra Health Care
RWM	Short Russell2000	YXI	Short FTSE China 25	UXI	Ultra Industrials
SBB	Short SmallCap600	EFU	UltraShort MSCI EAFE	DIG	Ultra Oil & Gas
TWQ	UltraShort Russell3000	EEV	UltraShort MSCI Emerging Markets	URE	Ultra Real Estate
SDS	UltraShort S&P500®	EPV	UltraShort FTSE Europe	KRU	Ultra KBW Regional Banking
QID	UltraShort QQQ®	JPX	UltraShort MSCI Pacific ex-Japan	USD	Ultra Semiconductors
DXD	UltraShort Dow30SM	BZQ	UltraShort MSCI Brazil Capped	ROM	Ultra Technology
MZZ	UltraShort MidCap400	FXP	UltraShort FTSE China 25	LTL	Ultra Telecommunications
TWM	UltraShort Russell2000	EWV	UltraShort MSCI Japan	UPW	Ultra Utilities
SDD	UltraShort SmallCap600	SMK	UltraShort MSCI Mexico Capped IMI	FINU	UltraPro Financials
SPXU	UltraPro Short S&P500®	Short Fixed Income		Ultra International
SQQQ	UltraPro Short QQQ®	TBX	Short 7-10 Year Treasury	EFO	Ultra MSCI EAFE
SDOW	UltraPro Short Dow30SM	TBF	Short 20+ Year Treasury	EET	Ultra MSCI Emerging Markets
SMDD	UltraPro Short MidCap400	SJB	Short High Yield	UPV	Ultra FTSE Europe
SRTY	UltraPro Short Russell2000	IGS	Short Investment Grade Corporate	UXJ	Ultra MSCI Pacific ex-Japan
Short Style		TBZ	UltraShort 3-7 Year Treasury	UBR	Ultra MSCI Brazil Capped
SJF	UltraShort Russell1000 Value	PST	UltraShort 7-10 Year Treasury	XPP	Ultra FTSE China 25
SFK	UltraShort Russell1000 Growth	TBT	UltraShort 20+ Year Treasury	EZJ	Ultra MSCI Japan
SJL	UltraShort Russell MidCap Value	TPS	UltraShort TIPS	UMX	Ultra MSCI Mexico Capped IMI
SDK	UltraShort Russell MidCap Growth	TTT	UltraPro Short 20+ Year Treasury	Ultra Fixed Income
SJH	UltraShort Russell2000 Value	Ultra MarketCap		UST	Ultra 7-10 Year Treasury
SKK	UltraShort Russell2000 Growth	UWC	Ultra Russell3000	UBT	Ultra 20+ Year Treasury
Short Sector		SSO	Ultra S&P500®	UJB	Ultra High Yield
SBM	Short Basic Materials	QLD	Ultra QQQ®	IGU	Ultra Investment Grade Corporate
SEF	Short Financials	DDM	Ultra Dow30SM
DDG	Short Oil & Gas	MVV	Ultra MidCap400
		UWM	Ultra Russell2000
		SAA	Ultra SmallCap600

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of ProShares Trust (the “Trust”) dated October 1, 2013, the Prospectus dated October 7, 2013 for the S&P 500 Aristocrats ETF, the Prospectus dated November 4, 2013 for the Investment Grade–Interest Rate Hedged, the Prospectus dated November 18, 2013 for the Short Term USD Emerging Markets Bond ETF and the Prospectus dated March 24, 2014 for the DJ Brookfield Global Infrastructure ETF, each as may be amended or supplemented (the “Prospectuses”), which incorporate this SAI by reference. A copy of the Prospectuses and a copy of the Annual Report to shareholders for the Funds that have completed a fiscal year are available, without charge, upon request to the address above, by telephone at the number above, or on the Trust’s website at www.ProShares.com. The Financial Statements and Notes contained in the Annual Report to Shareholders for the fiscal year ended May 31, 2013 are incorporated by reference into and are deemed part of this SAI. The principal U.S. national stock exchange on which all Funds (except those noted below) identified in this SAI are listed is the NYSE Arca. The High Yield–Interest Rate Hedged, the Investment Grade–Interest Rate Hedged, the Short Term USD Emerging Markets Bond ETF, the Global Listed Private Equity ETF and the Merger ETF are listed on the BATS Exchange. The UltraPro Short QQQ®, the UltraShort Nasdaq Biotechnology, the UltraPro QQQ® and the Ultra Nasdaq Biotechnology are listed on The NASDAQ Stock Market.

GLOSSARY OF TERMS

For ease of use, certain terms or names that are used in this SAI have been shortened or abbreviated. A list of many of these terms and their corresponding full names or definitions can be found below. An investor may find it helpful to review the terms and names before reading the SAI.

Term	Definition
1933 Act	Securities Act of 1933
1934 Act	Securities Exchange Act of 1934
1940 Act	Investment Company Act of 1940
The Advisor or ProShare Advisors	ProShare Advisors LLC

Board of Trustees or Board	Board of Trustees of ProShares Trust
CFTC	U.S. Commodity Futures Trading Commission
Code or Internal Revenue Code	Internal Revenue Code of 1986
Distributor or SEI	SEI Investments Distribution Co.
Exchange Fund(s)	NYSE Arca, The NASDAQ Stock Market or the BATS Exchange One or more of the series of the Trust identified on the front cover of this SAI
Independent Trustee(s)	Trustees who are not “Interested Persons” of the Advisor or Trust as defined under Section 2(a)(19) of the 1940 Act

New Fund(s)	The S&P 500 Aristocrats ETF, the Investment Grade–Interest Rate Hedged, the Short Term USD Emerging Markets Bond ETF and the DJ Brookfield Global Infrastructure ETF
SAI	The Trust’s Statement of Additional Information dated October 1, 2013, as supplemented March 17, 2014
SEC	U.S. Securities and Exchange Commission
Shares	The shares of the Funds
Trust	ProShares Trust
Trustee(s)	One or more of the trustees of the Trust

PROSHARES TRUST

ProShares Trust (the Trust) is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized on May 29, 2002 and consists of multiple series, including the 124 Funds listed on the front cover of this SAI.

Each Fund, except for the USD Covered Bond, the German Sovereign/Sub-Sovereign ETF, the High Yield–Interest Rate Hedged, the Investment Grade–Interest Rate Hedged, the Short Term USD Emerging Markets Bond ETF, the DJ Brookfield Global Infrastructure ETF, the Global Listed Private Equity ETF, the Hedge Replication ETF, the Large Cap Core Plus, the Merger ETF, the RAFI® Long/Short, the S&P 500 Aristocrats ETF and the 30 Year TIPS/TSY Spread (each, a “Matching ProShares Fund” and collectively, the “Matching ProShares Funds”), is “geared” in the sense that each is designed to seek daily investment results that, before fees and expenses, correspond to the performance of a daily benchmark such as the inverse (-1x), multiple (i.e., 2x or 3x), or inverse multiple (i.e., -2x or -3x) of the daily performance of an index for a single day, not for any other period (for purposes of this SAI, the term “index” includes the Merrill Lynch Factor Model – Exchange Series benchmark). The Short ProShares Funds (i.e., Funds that have the prefix “Short”, “UltraShort” or “UltraPro Short” in their names) are designed to correspond to the inverse of the daily performance or an inverse multiple of the daily performance of an index. The Ultra ProShares Funds (i.e., the Funds that have the prefix “Ultra” or UltraPro” in their names) are designed to correspond to a multiple of the daily performance of an index. The Funds, except the Matching ProShares Funds, do not seek to achieve their stated investment objective over a period of time greater than a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Each Matching ProShares Fund seeks to achieve its stated investment objective both on a single day and over time.

Each Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees (the “Board”) of the Trust, without the approval of Fund shareholders. Each Fund reserves the right to substitute a different index or security for its index, without the approval of that Fund’s shareholders. Other funds may be added in the future. Each Fund, except for the High Yield–Interest Rate Hedged, the Investment Grade–Interest Rate Hedged, the Short Term USD Emerging Markets Bond ETF, the DJ Brookfield Global Infrastructure ETF and the S&P 500 Aristocrats ETF, is a non-diversified management investment company.

The Funds are exchange-traded funds (“ETFs”) and the shares of each Fund (“Shares”) are listed on the NYSE Arca, The NASDAQ Stock Market or the BATS Exchange (each, an “Exchange”). The Shares trade on the relevant Exchange at market prices that may differ to some degree from the Shares’ NAVs. Each Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units of the Funds are issued and redeemed in-kind for securities included in the relevant index and an amount of cash or entirely in cash, in each case at the discretion of ProShare Advisors LLC (the “Advisor” or “ProShare Advisors”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

Reference is made to the Prospectuses for a discussion of the investment objectives and policies of each of the Funds. The discussion below supplements, and should be read in conjunction with, the Prospectuses. Portfolio management is provided to the Funds by ProShare Advisors, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

The investment restrictions of the Funds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds not specified as fundamental (including the index of a Fund) may be changed by the Board without the approval of shareholders.

It is the policy of the Funds to pursue their investment objectives of correlating with their indices regardless of market conditions, to attempt to remain nearly fully invested and not to take defensive positions.

The investment techniques and strategies discussed below may be used by a Fund if, in the opinion of the Advisor, the techniques or strategies may be advantageous to the Fund. A Fund may reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to a Fund, will result in the achievement of the Fund’s objectives. Also, there can be no assurance that any Fund will grow to, or maintain, an economically viable size, and management may determine to liquidate a Fund at a time that may not be opportune for shareholders.

As a general matter, the Short ProShares Funds respond differently in response to market conditions than the Matching ProShares or the Ultra ProShares Funds. The terms “favorable market conditions” and “adverse market conditions,” as used in this SAI, are Fund-specific. Market conditions should be considered favorable to a Fund when such conditions make it more likely that the value of an investment in that Fund will increase. Market conditions should be considered adverse to a Fund when such conditions make it more likely that the value of an investment in that Fund will decrease. For example, market conditions that cause the level of the S&P 500® to rise are considered “favorable” to the Ultra S&P500® and are considered “adverse” to the Short S&P500®.

Exchange Listing and Trading

There can be no assurance that the requirements of an Exchange necessary to maintain the listing of Shares of any Fund will continue to be met. An Exchange may remove a Fund from listing under certain circumstances.

As in the case of all equities traded on an Exchange, the brokers’ commission on transactions in the Funds will be based on negotiated commission rates at customary levels for retail customers.

In order to provide current Share pricing information, an Exchange disseminates an updated Indicative Optimized Portfolio Value (“IOPV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no warranty as to the accuracy of the IOPVs. IOPVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of an Exchange.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

General

A Fund may consider changing its index at any time, including if, for example: the current index becomes unavailable; the Board believes that the current index no longer serves the investment needs of a majority of shareholders or that another index may better serve their needs; or the financial or economic environment makes it difficult for the Fund’s investment results to correspond sufficiently to its current index. If believed appropriate, a Fund may specify an index for itself that is “leveraged” or proprietary. There can be no assurance that a Fund will achieve its objective.

Fundamental securities analysis is not used by ProShare Advisors in seeking to correlate a Fund’s investment returns with its index. Rather, ProShare Advisors primarily uses a mathematical approach to determine the investments a Fund makes and techniques it employs. While ProShare Advisors attempts to minimize any “tracking error,” certain factors tend to cause a Fund’s investment results to vary from a perfect correlation to its index. See “Special Considerations” below for additional details.

For purposes of this SAI, the word “invest” refers to a Fund directly and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to a Fund’s direct and indirect investments in securities and other instruments. For example, the Funds typically invest indirectly in securities or instruments by using financial instruments with economic exposure similar to those securities or instruments.

Additional information concerning the Funds, their investment policies and techniques, and the securities and financial instruments in which they may invest is set forth below.

Name Policies

The Funds subject to the SEC “names rule” (Rule 35d-1 under the 1940 Act) have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets exposed to the types of securities suggested by their name and/or investments with similar economic characteristics. Such direct or inverse exposure may be obtained through direct investments/short positions in the securities and/or through investments with similar economic characteristics. For purposes of each such investment policy, “assets” includes a Fund’s net assets, as well as amounts borrowed for investment purposes, if any. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments providing direct investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also cash and cash equivalents that are segregated on the Fund’s books and records or being used as collateral, as required by applicable regulatory guidance, or otherwise available to cover such investment exposure. The Board has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

While the DJ Brookfield Global Infrastructure ETF and the Global Listed Private Equity ETF anticipate that, under normal market conditions, each Fund will invest primarily (i.e., at least 40% of its “assets” as defined above) in securities issued by issuers organized or located outside the United States (“foreign issuers”), to the extent that foreign issuers ever comprise less than 40% of such Fund’s assets for an extended period of time (i.e., six months), the Fund will take steps to: (i) either change its name; or (ii) change its benchmark.

Equity Securities (not applicable to the USD Covered Bond, the German Sovereign/Sub-Sovereign ETF, the 30 Year TIPS/TSY Spread, the Short 30 Year TIPS/TSY Spread, the UltraPro 10 Year TIPS/TSY Spread, the UltraPro Short 10 Year TIPS/TSY Spread or the Short Fixed Income ProShares Funds)

The Funds may invest in equity securities. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security’s value may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Foreign Securities (not applicable to the 30 Year TIPS/TSY Spread, the Short 30 Year TIPS/TSY Spread, the UltraPro 10 Year TIPS/TSY Spread or the UltraPro Short 10 Year TIPS/TSY Spread)

The Funds may invest in foreign issuers, securities traded principally in securities markets outside the United States, U.S.-traded securities of foreign issuers and/or securities denominated in foreign currencies (together “foreign securities”). Also, each Fund may seek exposure to foreign securities by investing in Depositary Receipts (discussed below). Foreign securities may involve special risks due to foreign economic, political and legal developments, including unfavorable changes in currency exchange rates, exchange control regulation (including currency blockage), expropriation or nationalization of assets, confiscatory taxation, taxation of income earned in foreign nations, withholding of portions of interest and dividends in certain countries and the possible difficulty of obtaining and enforcing judgments against foreign entities. Default in foreign government securities, political or social instability or diplomatic developments could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about issuers in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may differ from those applicable to U.S. companies. The growing interconnectivity of global economies and financial markets has increased the possibilities that conditions in any one country or region could have an adverse impact on issuers of securities in a different country or region.

In addition, the securities of some foreign governments, companies and markets are less liquid, and may be more volatile, than comparable securities of domestic governments, companies and markets. Some foreign investments may be subject to brokerage commissions and fees that are higher than those applicable to U.S. investments. A Fund also may be affected by different settlement practices or delayed settlements in some foreign markets. Furthermore, some foreign jurisdictions regulate and limit U.S. investments in the securities of certain issuers.

A Fund’s foreign investments that are related to developing (or “emerging market”) countries may be particularly volatile due to the aforementioned factors.

A Fund may value its financial instruments based upon foreign securities by using market prices of domestically-traded financial instruments with comparable foreign securities market exposure.

Exposure to Securities or Issuers in Specific Foreign Countries or Regions

Some Funds focus their investments in particular foreign geographical regions or countries. In addition to the risks of investing in foreign securities discussed above, the investments of such Funds may be exposed to special risks that are specific to the country or region in which the investments are focused. Furthermore, Funds with such a focus may be subject to additional risks associated with events in nearby countries or regions or those of a country’s principal trading partners. Additionally, some Funds have an investment focus in a foreign country or region that is an emerging market and, therefore, are subject to heightened risks relative to Funds that focus their investments in more developed countries or regions.

Exposure to Foreign Currencies

Each Fund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies. “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent that a Fund invests in such currencies, that Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. Fund assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. Additionally, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and on currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges may be affected differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits, low savings rates, political factors and government control.

Depositary Receipts

The Funds may invest in depositary receipts. Depositary receipts are receipts, typically issued by a financial institution, which evidence ownership of underlying securities issued by a non-U.S. issuer. Types of depositary receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and New York Shares (“NYSs”).

ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. In general, there is a large, liquid market in the United States for many ADRs. Investments in ADRs have certain advantages over direct investment in the underlying foreign securities because: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. ADRs do not eliminate all risk inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the stock of foreign issuers outside the U.S., however, the Funds can avoid certain risks related to investing in foreign securities on non-U.S. markets.

GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars and traded on American exchanges without being converted into ADRs. These stocks come from countries that do not restrict the trading of their stocks on other nations’ exchanges. Each Fund may also invest in ordinary shares of foreign issuers traded directly on U.S. exchanges

The Funds may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as “unsponsored,” require the holders thereof to bear most of the costs of such facilities, while issuers of “sponsored” facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored ADRs, and the price of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer and/or there may be no correlation between available information and the market value.

Futures Contracts and Related Options (not applicable to the USD Covered Bond or the German Sovereign/Sub-Sovereign ETF)

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each Fund generally engages in closing or offsetting transactions before final settlement of a futures contract wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

When a Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited, and investors may lose the amount that they invest plus any profits recognized on their investment. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the U.S. Commodity Futures Trading Commission (“CFTC”).

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

When a Fund purchases or sells a futures contract, or buys or sells an option thereon, the Fund “covers” its position. To cover its position, a Fund may enter into an offsetting position, earmark or segregate with its custodian bank or on the official books and records of the Fund cash or liquid instruments (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position. When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund’s total assets committed to the consummation of such futures contracts. Obligations under futures contracts so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities.

For example, a Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will earmark/segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also “cover” its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently, with a short position in the futures contract. A Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also “cover” its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently to the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will segregate liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments whose prices are expected to move relatively consistently to the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently to the put option. Obligations under futures contracts so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

In connection with its management of certain series of the Trust (the UltraShort S&P500®, the UltraShort QQQ®, the UltraShort Dow 30SM, the UltraShort MidCap400, the UltraShort SmallCap600, the UltraPro Short S&P500®, the UltraPro Short QQQ®, the UltraShort Basic Materials, the UltraShort Financials, the UltraShort Utilities, the UltraPro S&P 500® and the UltraPro Dow 30SM (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA , and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

Forward Contracts (not applicable to the USD Covered Bond or the German Sovereign/Sub-Sovereign ETF)

The Funds may enter into forward contracts to attempt to gain exposure to an index or asset without actually purchasing such asset, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed-upon amount of an underlying asset or the cash value of the underlying asset at an agreed-upon date. When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contracts. Obligations under forward contracts so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities. Forward contracts with terms greater than seven days may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations. A Fund will not enter into a forward contract unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor.

Forward Currency Contracts (not applicable to the USD Covered Bond or the German Sovereign/Sub-Sovereign ETF)

The Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

The Funds may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign currency instrument whose performance the manager is trying to duplicate. For example, investing in a combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to investing in a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

For hedging purposes, the Funds may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Funds in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

The Funds are not required to enter into forward currency contracts for hedging purposes. It is possible, under certain circumstances, that the Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The Funds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Because the Fund invests in cash instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although the Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Although forward currency contracts may be used by the Funds to try to manage currency exchange risks, unanticipated changes in currency exchange rates could result in poorer performance than if a Fund had not entered into these transactions. Even if the Advisor correctly predicts currency exchange rate movements, a hedge could be unsuccessful if changes in the value of a Fund’s position do not correspond to changes in the value of the currency in which its investments are denominated. This lack of correlation between a Fund’s forwards and currency positions may be caused by differences between the futures and currency markets.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Options (not applicable to the USD Covered Bond or the German Sovereign/Sub-Sovereign ETF)

Each Fund may buy and write (sell) options for the purpose of realizing its investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing a call option a Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying asset against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying asset and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on an asset, a Fund may cover its position by owning the underlying asset on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying asset, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on assets held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying assets alone.

If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Index Options (not applicable to the USD Covered Bond or the German Sovereign/Sub-Sovereign ETF)

The Funds may purchase and write options on indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions, or to create synthetic money market positions.

An index fluctuates with changes in the values of the assets included in the index. Options on indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the closing level of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying assets composing the index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular asset, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of prices for specific underlying assets generally or, in the case of certain indexes, in an industry or market segment. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in the underlying securities or other options and/or (ii) earmarks or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying assets not otherwise covered.

Each Fund may engage in transactions in index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the Fund’s investment objective. The exercising holder of an index option receives, instead of the asset, cash equal to the difference between the closing level of the index and the exercise price of the option. Some index options are based on a broad market index such as the S&P 500®, the New York Stock Exchange, Inc. (“NYSE”) Composite Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange and other exchanges (“Options Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the relevant Fund’s 15% limitation on investment in illiquid securities. See “Illiquid Securities” below. When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund’s total assets committed to the consummation of such options. Obligations under options so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities.

Each of the Options Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Options Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Options Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may buy or sell. The Advisor intends to comply with all limitations.

Swap Agreements (not applicable to the USD Covered Bond or the German Sovereign/Sub-Sovereign ETF)

The Funds may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

Other forms of swap agreements include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets determined to be liquid, but typically no payments will be made until the settlement date. Swap agreements with terms greater than seven days may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The counterparty to any swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s right as a creditor.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus an amount equal to any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on such swap agreements should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities. Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

As noted above, swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. The timing and character of any income, gain or loss recognized by a Fund on the payment or payments made or received on a swap will vary depending upon the terms of the particular swap. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities within the meaning of the 1940 Act, and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

In the normal course of business, a Fund enters into standardized contracts created by the International Swaps and Derivatives Association, Inc. (“ISDA agreements”) with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. In addition, while the Funds typically structure swap agreements such that either party can terminate the contract without delay, termination may be delayed with respect to certain counterparties, in whole or in part, to the extent necessary to allow such counterparty to unwind any hedge involving the common stock of a financial institution that it may have to the transaction.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties to perform. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements. A Fund may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

In connection with its management of certain series of the Trust (the Commodity Pools), the Advisor has registered as a commodity pool operator (CPO) and the Commodity Pools are commodity pools under the CEA. Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA , and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the NFA, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses. In addition, the CFTC, in conjunction with other federal regulators, also recently proposed stricter margin requirements for certain swap transactions. If adopted, the proposed requirements could increase the amount of margin necessary to conduct many swap transactions, limit the types of assets that can be used as collateral for such transactions, and impose other restrictions. The rule proposal may affect the ability of the Funds to use swap agreements (as well as futures contracts and options on futures contracts or commodities) and may substantially increase regulatory compliance costs for the Advisor and the Funds. As of the date of this SAI, the ultimate impact of the rule proposal on the Funds is uncertain. It is possible, however, that the rule proposal may adversely affect the Advisor’s ability to manage the Funds, may impair the Funds’ ability to achieve their investment objective and/or may result in reduced returns to Fund investors.

When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. Each Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, it determines that more than 15% of the Fund’s net assets would be invested in illiquid securities. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The Trust will earmark or segregate with the Trust’s custodian bank cash or liquid instruments equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities, or when the Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis. Because a Fund will identify cash or liquid securities to satisfy its purchase commitments in the manner described, a Fund’s liquidity and the ability of the Advisor to manage a Fund might be affected in the event its commitments to purchase when-issued or delayed-delivery securities exceeds 40% of the value of its assets.

Investments in Other Investment Companies (not applicable to the USD Covered Bond, the German Sovereign/Sub-Sovereign ETF, the 30 Year TIPS/TSY Spread, the Short 30 Year TIPS/TSY Spread, the UltraPro 10 Year TIPS/TSY Spread or the UltraPro Short 10 Year TIPS/TSY Spread)

The Funds may invest in the securities of other investment companies, including ETFs, to the extent that such an investment would be consistent with the requirements of the 1940 Act or any exemptive order issued by the SEC. If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Because most ETFs are investment companies, absent exemptive relief or reliance on an applicable exemptive statute or rule, a Fund’s investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict a Fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. A Fund may invest in certain ETFs in excess of the statutory limit in reliance on an exemptive order issued by the SEC to those entities or pursuant to statutory or exemptive relief and pursuant to procedures approved by the Board provided that the Fund complies with the conditions of the exemptive relief, as they may be amended from time to time, and any other applicable investment limitations.

Master Limited Partnerships

Each Fund may invest in master limited partnerships (“MLPs”), which are commonly taxed as partnerships for U.S. federal income tax purposes and publicly traded on national securities exchanges. MLPs are limited by the Internal Revenue Code to apply to enterprises that engage in certain businesses, mostly pertaining to the use of natural resources, such as natural gas extraction and transportation. Some real estate enterprises may also qualify as MLPs.

Investments in common units of MLPs involve risks that differ from investments in common stock. Holders of common units of MLPs have the rights typically provided to limited partners in limited partnerships and, thus, may have limited control and limited voting rights as compared to holders of a corporation’s common shares. Holders of common units may be subject to conflicts of interest with the MLP’s general partner, including those arising from incentive distribution payments. MLPs may also have limited financial resources and units may be subject to cash flow and dilution risk. In addition, investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. Accordingly, MLPs may be subject to more erratic price movements because of the underlying assets they hold. Further, a Fund’s investment in MLPs subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest.

There are also tax risks associated with investments in MLPs. While there are benefits to MLPs that are treated as partnerships for federal income tax purposes, a change to current tax law or in the underlying business of a given MLP could result in the MLP being treated as a corporation for federal income tax purposes. If the MLP were treated as a corporation, the MLP would be required to pay federal income tax on its taxable income, which would reduce the amount of cash available for distribution by the MLP. In addition, because MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying related taxes may adversely impact the Fund’s return. Moreover, a portion of a Fund’s distributions attributable to MLPs may be a return of capital, which constitutes the return of a portion of a shareholder’s original investment. Under the tax rules, returns of capital are generally not currently taxable, but lower a shareholder’s tax basis in his or her Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares.

Real Estate Investment Trusts (not applicable to the USD Covered Bond, the German Sovereign/Sub-Sovereign ETF, the 30 Year TIPS/TSY Spread, the Short 30 Year TIPS/TSY Spread, the UltraPro 10 Year TIPS/TSY Spread or the UltraPro Short 10 Year TIPS/TSY Spread)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs invest in construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and failing to maintain exempt status under the 1940 Act.

Illiquid Securities

Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933 (the “1933 Act”), but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than the sale of securities that are not illiquid. Illiquid securities may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The staff of the SEC has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The SEC staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security that when purchased had a fair degree of marketability may subsequently become illiquid and, accordingly, a security that was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the Fund’s liquidity.

Debt Instruments

Below is a description of various types of money market instruments and other debt instruments that a Fund may utilize for investment purposes, as “cover” for other investment techniques such Fund employs, or for liquidity purposes. Other types of money market instruments and debt instruments may become available that are similar to those described below and in which the Funds also may invest consistent with their investment goals and policies.

Money Market Instruments

To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, each Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances or repurchase agreements secured by U.S. government securities. Each Fund may invest in money market instruments issued by foreign and domestic governments, financial institutions, corporations and other entities in the U.S. or in any foreign country. Each Fund may also invest in pooled investment vehicles that invest in, and themselves qualify as, money market instruments.

U.S. Government Securities

The Funds may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these Funds employ, or for liquidity purposes.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance; U.S. Treasury bills, which have initial maturities of one year or less; U.S. Treasury notes, which have initial maturities of one to ten years; and U.S. Treasury bonds, which generally have initial maturities of greater than ten years. In addition, U.S. government securities include Treasury Inflation-Protected Securities (“TIPS”). TIPS are inflation protected public obligations of the U.S. Treasury. These securities are designed to provide inflation protection to investors. TIPS are income generating instruments whose interest and principal payments are adjusted for inflation – a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index such as the Consumer Price Index. A fixed-coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. In addition, TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. All U.S. government securities are subject to credit risk.

Yields on U.S. government securities depend on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the Funds will be monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each of the Funds in repurchase agreements at times may be substantial when, in the view of ProShare Advisors, liquidity, investment, regulatory, or other considerations so warrant.

Other Fixed Income Securities

Each Fund may invest in a wide range of fixed income securities, which may include foreign sovereign, sub-sovereign and supranational bonds, as well as any other obligations of any rating or maturity such as foreign and domestic investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as “junk bonds”). Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in-kind securities, and STRIPS. Investment grade corporate bonds are those rated BBB or better by Stand & Poor’s Rating Group (“S&P”) or Baa or better by Moody’s Investor Services (“Moody’s”). Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. The Funds may also invest in unrated securities.

FOREIGN SOVEREIGN, SUB-SOVEREIGN, QUASI-SOVEREIGN AND SUPRANATIONAL SECURITIES (not applicable to the USD Covered Bond). The Funds may invest in fixed-rate debt securities issued by non-U.S. governments (foreign sovereign bonds), local governments, entities or agencies of non-U.S. country (foreign sub-sovereign bonds), corporations with significant government ownership (“ Quasi-Sovereigns”), as well as by two or more central governments or institutions (supranational bonds). These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Such an event impacting a security held by a Fund would likely have an adverse impact on the Fund’s returns. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for a Fund to source. This may cause a Fund, at times, to pay a premium to obtain such securities for its own portfolio. For more information related to foreign sovereign, sub-sovereign and supranational securities, see “Foreign Securities” and “Exposure to Securities or Issuers in Specific Foreign Countries or Regions” above.

CORPORATE DEBT SECURITIES (not applicable to the German Sovereign/Sub-Sovereign ETF). Corporate debt securities are fixed income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

JUNK BONDS. “Junk Bonds” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit each Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed income security may affect the value of these investments. Each Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security will assist in meeting each Fund’s investment objective.

COVERED BONDS The Funds may invest in covered bonds, which are debt securities issued by banks or other credit institutions that are backed by both the issuing institution and underlying pool of assets that compose the bond (a “cover pool”). The cover pool for a covered bond is typically composed of residential or commercial mortgage loans or loans to public sector institutions. A covered bond may lose value if the credit rating of the issuing bank or credit institution is downgraded or the quality of the assets in the cover pool deteriorates.

UNRATED DEBT SECURITIES (not applicable to the USD Covered Bond or the German Sovereign/Sub-Sovereign ETF). The Funds may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while a Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and a Fund intends to use the reverse repurchase technique only when it will be to the Fund’s advantage to do so. A Fund will segregate with its custodian bank cash or liquid instruments equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

Short Sales (not applicable to the USD Covered Bond or the German Sovereign/Sub-Sovereign ETF)

The Funds may engage in short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

The Funds may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale.

The Short QQQ®, the UltraShort QQQ®, the UltraPro Short QQQ®, the Ultra QQQ® and the UltraPro QQQ® Funds will not sell short the equity securities of issuers contained in the NASDAQ-100 Index. The UltraShort and the Ultra Nasdaq Biotechnology Funds will not sell short the securities of issues contained in the Nasdaq Biotechnology Index.

Borrowing

Each Fund may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per Share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as ProShare Advisors deems appropriate in connection with any borrowings.

Each Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, under the current pronouncements, to the extent a Fund “covers” its repurchase obligations, such agreement will not be considered to be a “senior security” and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that Fund.

Portfolio Turnover

A Fund’s portfolio turnover may vary from year to year, as well as within a year. The nature of the Funds may cause the Funds to experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of a Fund’s investors, as well as each Fund’s investment objective and strategies. The overall reasonableness of brokerage commissions is evaluated by ProShare Advisors based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include futures contracts, swap agreements and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. ETFs, such as the Funds, may incur very low levels of portfolio turnover (or none at all in accordance with the SEC methodology described above) because of the way in which they operate and the way shares are created in Creation Units. However, a low or zero Portfolio Turnover Rate should not be assumed to be indicative of the amount of gains that a Fund may or may not distribute to shareholders, as the instruments excluded from the calculation described above may have generated taxable gains upon their sale or maturity. For those Funds that commenced operations prior to May 31, 2013, each such Fund’s turnover rate for the period from that Fund’s commencement of operations to May 31, 2013 is set forth in the Annual Report to shareholders. Annual Portfolio turnover rates are also shown in each Fund’s Prospectus.

SPECIAL CONSIDERATIONS

As discussed above and in the Prospectuses, the Funds present certain risks, some of which are further described below.

Tracking and Correlation (All Funds)

Several factors may affect a Fund’s ability to achieve a high degree of correlation with its index. Among these factors are: (1) a Fund’s fees and expenses, including brokerage (which may be increased by high portfolio turnover) and the costs associated with the use of derivatives; (2) less than all of the securities in the index being held by a Fund and securities not included in the index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the underlying securities in an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) limit up or limit down trading halts on options or futures contracts which may prevent a Fund from purchasing or selling options or futures contracts; (10) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; and (11) fluctuations in currency exchange rates.

Each Fund, except the Matching ProShares Funds, has an investment objective to match a multiple (2x or 3x), the inverse (-1x) or a multiple of the inverse (-2x or -3x) of the performance of an index on a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. These Funds are subject to the correlation risks described above. In addition, while a close correlation of any Fund to its index may be achieved on any single trading day for certain Funds, over time, the cumulative percentage increase or decrease in the NAV of the Shares may diverge, in some cases significantly, from the cumulative percentage decrease or increase in the index due to a compounding effect as further described in the Prospectuses and below.

Leverage (All Funds, except the Matching and the Short (-1x) ProShares Funds)

Each Fund intends to use, on a regular basis, leverage in pursuing its investment objectives. Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund’s assets. Utilization of leverage involves special risks and should be considered to be speculative. Specifically, leverage creates the potential for greater gains to Fund shareholders during favorable market conditions and the risk of magnified losses during adverse market conditions.

Leverage is likely to cause higher volatility of the NAVs of these Funds’ Shares. Leverage may also involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest which would decrease the Fund’s total return to shareholders. If these Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

•Special Note Regarding the Correlation Risks of Geared Funds (All Funds, except the Matching ProShares Funds) As a result of compounding, for periods greater than one day, the use of leverage tends to cause the performance of a Fund to vary from its index’s performance times the stated multiple or inverse multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on geared funds. Four factors significantly affect how close daily compounded returns are to longer-term index returns times the fund’s multiple: the length of the holding period, index volatility, whether the multiple is positive or inverse, and its leverage level. Longer holding periods, higher index volatility, inverse multiples and greater leverage each can lead to returns farther from the multiple times the index return. As the tables below show, particularly during periods of higher index volatility, compounding will cause longer term results to vary from the index performance times the stated multiple in the Fund’s investment objective. This effect becomes more pronounced as volatility increases.

A geared ProShares Fund’s return for periods longer than one day is primarily a function of the following:

a)	index performance;

b)	index volatility;

c)	period of time;

d)	financing rates associated with leverage or inverse exposure;

e)	other Fund expenses; and

f)	dividends or interest paid with respect to securities included in the index.

The fund performance for a geared ProShares Fund can be estimated given any set of assumptions for the factors described above. The tables on the next five pages illustrate the impact of two factors, index volatility and index performance, on a geared fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated Fund returns for a number of combinations of index performance and index volatility over a one-year period. Assumptions used in the tables include: (a) no dividends paid with respect to securities included in the index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage or inverse exposure) of zero percent. If Fund expenses and/or actual borrowing lending rates were reflected, the Fund’s performance would be different than shown.

The first table below shows a performance example of an Ultra ProShares Fund that has an investment objective to correspond to two times (2x) the daily performance of an index. The Ultra ProShares Fund could be expected to achieve a 20% return on a yearly basis if the index performance was 10%, absent any costs, the correlation risk or other factors described above and in the Prospectuses under “Correlation Risk” and “Compounding Risk.” However, as the table shows, with an index volatility of 20%, such a Fund would return 16.3%. In the charts below, areas shaded lighter represent those scenarios where a leveraged Fund with the investment objective described will return the same as or outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely, areas shaded in red represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fund Fees and Expenses and Leverage Costs, that Correspond to Two Times (2x) the Daily Performance of an Index.

One Year Index Performance	Two Times (2x) One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	-120%	-84.0%	-84.0%	-84.2%	-84.4%	-84.6%	-85.0%	-85.4%	-85.8%	-86.4%	-86.9%	-87.5%	-88.2%	-88.8%
-55%	-110%	-79.8%	-79.8%	-80.0%	-80.2%	-80.5%	-81.0%	-81.5%	-82.1%	-82.7%	-83.5%	-84.2%	-85.0%	-85.9%
-50%	-100%	-75.0%	-75.1%	-75.2%	-75.6%	-76.0%	-76.5%	-77.2%	-77.9%	-78.7%	-79.6%	-80.5%	-81.5%	-82.6%
-45%	-90%	-69.8%	-69.8%	-70.1%	-70.4%	-70.9%	-71.6%	-72.4%	-73.2%	-74.2%	-75.3%	-76.4%	-77.6%	-78.9%
-40%	-80%	-64.0%	-64.1%	-64.4%	-64.8%	-65.4%	-66.2%	-67.1%	-68.2%	-69.3%	-70.6%	-72.0%	-73.4%	-74.9%
-35%	-70%	-57.8%	-57.9%	-58.2%	-58.7%	-59.4%	-60.3%	-61.4%	-62.6%	-64.0%	-65.5%	-67.1%	-68.8%	-70.5%
-30%	-60%	-51.0%	-51.1%	-51.5%	-52.1%	-52.9%	-54.0%	-55.2%	-56.6%	-58.2%	-60.0%	-61.8%	-63.8%	-65.8%
-25%	-50%	-43.8%	-43.9%	-44.3%	-45.0%	-46.0%	-47.2%	-48.6%	-50.2%	-52.1%	-54.1%	-56.2%	-58.4%	-60.8%
-20%	-40%	-36.0%	-36.2%	-36.6%	-37.4%	-38.5%	-39.9%	-41.5%	-43.4%	-45.5%	-47.7%	-50.2%	-52.7%	-55.3%
-15%	-30%	-27.8%	-27.9%	-28.5%	-29.4%	-30.6%	-32.1%	-34.0%	-36.1%	-38.4%	-41.0%	-43.7%	-46.6%	-49.6%
-10%	-20%	-19.0%	-19.2%	-19.8%	-20.8%	-22.2%	-23.9%	-26.0%	-28.3%	-31.0%	-33.8%	-36.9%	-40.1%	-43.5%
-5%	-10%	-9.8%	-10.0%	-10.6%	-11.8%	-13.3%	-15.2%	-17.5%	-20.2%	-23.1%	-26.3%	-29.7%	-33.3%	-37.0%
0%	0%	0.0%	-0.2%	-1.0%	-2.2%	-3.9%	-6.1%	-8.6%	-11.5%	-14.8%	-18.3%	-22.1%	-26.1%	-30.2%
5%	10%	10.3%	10.0%	9.2%	7.8%	5.9%	3.6%	0.8%	-2.5%	-6.1%	-10.0%	-14.1%	-18.5%	-23.1%
10%	20%	21.0%	20.7%	19.8%	18.3%	16.3%	13.7%	10.6%	7.0%	3.1%	-1.2%	-5.8%	-10.6%	-15.6%
15%	30%	32.3%	31.9%	30.9%	29.3%	27.1%	24.2%	20.9%	17.0%	12.7%	8.0%	3.0%	-2.3%	-7.7%
20%	40%	44.0%	43.6%	42.6%	40.8%	38.4%	35.3%	31.6%	27.4%	22.7%	17.6%	12.1%	6.4%	0.5%
25%	50%	56.3%	55.9%	54.7%	52.8%	50.1%	46.8%	42.8%	38.2%	33.1%	27.6%	21.7%	15.5%	9.0%
30%	60%	69.0%	68.6%	67.3%	65.2%	62.4%	58.8%	54.5%	49.5%	44.0%	38.0%	31.6%	24.9%	17.9%
35%	70%	82.3%	81.8%	80.4%	78.2%	75.1%	71.2%	66.6%	61.2%	55.3%	48.8%	41.9%	34.7%	27.2%
40%	80%	96.0%	95.5%	94.0%	91.6%	88.3%	84.1%	79.1%	73.4%	67.0%	60.1%	52.6%	44.8%	36.7%
45%	90%	110.3%	109.7%	108.2%	105.6%	102.0%	97.5%	92.2%	86.0%	79.2%	71.7%	63.7%	55.4%	46.7%
50%	100%	125.0%	124.4%	122.8%	120.0%	116.2%	111.4%	105.6%	99.1%	91.7%	83.8%	75.2%	66.3%	57.0%
55%	110%	140.3%	139.7%	137.9%	134.9%	130.8%	125.7%	119.6%	112.6%	104.7%	96.2%	87.1%	77.5%	67.6%
60%	120%	156.0%	155.4%	153.5%	150.3%	146.0%	140.5%	134.0%	126.5%	118.1%	109.1%	99.4%	89.2%	78.6%

The table below shows a performance example of a Short ProShares Fund that has an investment objective to correspond to the inverse (-1x) of the daily performance of an index. In the chart below, areas shaded lighter represent those scenarios where a Short ProShares Fund will return the same or outperform (i.e., return more than) the index performance; conversely areas shaded in red represent those scenarios where a Short ProShares Fund will underperform (i.e., return less than) the index performance.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to the Inverse (-1x) of the Daily Performance of an Index.

One Year Index Performance	Inverse (-1x) of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	60%	150.0%	149.4%	147.5%	144.4%	140.2%	134.9%	128.5%	121.2%	113.0%	104.2%	94.7%	84.7%	74.4%
-55%	55%	122.2%	121.7%	120.0%	117.3%	113.5%	108.8%	103.1%	96.6%	89.4%	81.5%	73.1%	64.2%	55.0%
-50%	50%	100.0%	99.5%	98.0%	95.6%	92.2%	87.9%	82.8%	76.9%	70.4%	63.3%	55.8%	47.8%	39.5%
-45%	45%	81.8%	81.4%	80.0%	77.8%	74.7%	70.8%	66.2%	60.9%	54.9%	48.5%	41.6%	34.4%	26.9%
-40%	40%	66.7%	66.3%	65.0%	63.0%	60.1%	56.6%	52.3%	47.5%	42.0%	36.1%	29.8%	23.2%	16.3%
-35%	35%	53.8%	53.5%	52.3%	50.4%	47.8%	44.5%	40.6%	36.1%	31.1%	25.6%	19.8%	13.7%	7.3%
-30%	30%	42.9%	42.5%	41.4%	39.7%	37.3%	34.2%	30.6%	26.4%	21.7%	16.7%	11.3%	5.6%	-0.3%
-25%	25%	33.3%	33.0%	32.0%	30.4%	28.1%	25.3%	21.9%	18.0%	13.6%	8.9%	3.8%	-1.5%	-7.0%
-20%	20%	25.0%	24.7%	23.8%	22.2%	20.1%	17.4%	14.2%	10.6%	6.5%	2.1%	-2.6%	-7.6%	-12.8%
-15%	15%	17.6%	17.4%	16.5%	15.0%	13.0%	10.5%	7.5%	4.1%	0.3%	-3.9%	-8.4%	-13.1%	-17.9%
-10%	10%	11.1%	10.8%	10.0%	8.6%	6.8%	4.4%	1.5%	-1.7%	-5.3%	-9.3%	-13.5%	-17.9%	-22.5%
-5%	5%	5.3%	5.0%	4.2%	2.9%	1.1%	-1.1%	-3.8%	-6.9%	-10.3%	-14.0%	-18.0%	-22.2%	-26.6%
0%	0%	0.0%	-0.2%	-1.0%	-2.2%	-3.9%	-6.1%	-8.6%	-11.5%	-14.8%	-18.3%	-22.1%	-26.1%	-30.2%
5%	-5%	-4.8%	-5.0%	-5.7%	-6.9%	-8.5%	-10.5%	-13.0%	-15.7%	-18.8%	-22.2%	-25.8%	-29.6%	-33.6%
10%	-10%	-9.1%	-9.3%	-10.0%	-11.1%	-12.7%	-14.6%	-16.9%	-19.6%	-22.5%	-25.8%	-29.2%	-32.8%	-36.6%
15%	-15%	-13.0%	-13.3%	-13.9%	-15.0%	-16.5%	-18.3%	-20.5%	-23.1%	-25.9%	-29.0%	-32.3%	-35.7%	-39.3%
20%	-20%	-16.7%	-16.9%	-17.5%	-18.5%	-19.9%	-21.7%	-23.8%	-26.3%	-29.0%	-31.9%	-35.1%	-38.4%	-41.9%
25%	-25%	-20.0%	-20.2%	-20.8%	-21.8%	-23.1%	-24.8%	-26.9%	-29.2%	-31.8%	-34.7%	-37.7%	-40.9%	-44.2%
30%	-30%	-23.1%	-23.3%	-23.8%	-24.8%	-26.1%	-27.7%	-29.7%	-31.9%	-34.5%	-37.2%	-40.1%	-43.2%	-46.3%
35%	-35%	-25.9%	-26.1%	-26.7%	-27.6%	-28.8%	-30.4%	-32.3%	-34.5%	-36.9%	-39.5%	-42.3%	-45.3%	-48.3%
40%	-40%	-28.6%	-28.7%	-29.3%	-30.2%	-31.4%	-32.9%	-34.7%	-36.8%	-39.1%	-41.7%	-44.4%	-47.2%	-50.2%
45%	-45%	-31.0%	-31.2%	-31.7%	-32.6%	-33.7%	-35.2%	-37.0%	-39.0%	-41.2%	-43.7%	-46.3%	-49.0%	-51.9%
50%	-50%	-33.3%	-33.5%	-34.0%	-34.8%	-35.9%	-37.4%	-39.1%	-41.0%	-43.2%	-45.6%	-48.1%	-50.7%	-53.5%
55%	-55%	-35.5%	-35.6%	-36.1%	-36.9%	-38.0%	-39.4%	-41.0%	-42.9%	-45.0%	-47.3%	-49.8%	-52.3%	-55.0%
60%	-60%	-37.5%	-37.7%	-38.1%	-38.9%	-40.0%	-41.3%	-42.9%	-44.7%	-46.7%	-49.0%	-51.3%	-53.8%	-56.4%

The table below shows a performance example of an UltraShort ProShares Fund that has an investment objective to correspond to two times the inverse (-2x) of the daily performance of an index. In the chart below, areas shaded lighter represent those scenarios where an UltraShort ProShares Fund will return the same or outperform (i.e., return more than) the index performance; conversely areas shaded in red represent those scenarios where an UltraShort ProShares Fund will underperform (i.e., return less than) the index performance.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to Two Times the Inverse (-2x) of the Daily Performance of an Index.

One Year Index Performance	Two Times the Inverse (-2x) of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	120%	525.0%	520.3%	506.5%	484.2%	454.3%	418.1%	377.1%	332.8%	286.7%	240.4%	195.2%	152.2%	112.2%
-55%	110%	393.8%	390.1%	379.2%	361.6%	338.0%	309.4%	277.0%	242.0%	205.6%	169.0%	133.3%	99.3%	67.7%
-50%	100%	300.0%	297.0%	288.2%	273.9%	254.8%	231.6%	205.4%	177.0%	147.5%	117.9%	88.9%	61.4%	35.8%
-45%	90%	230.6%	228.1%	220.8%	209.0%	193.2%	174.1%	152.4%	128.9%	104.6%	80.1%	56.2%	33.4%	12.3%
-40%	80%	177.8%	175.7%	169.6%	159.6%	146.4%	130.3%	112.0%	92.4%	71.9%	51.3%	31.2%	12.1%	-5.7%
-35%	70%	136.7%	134.9%	129.7%	121.2%	109.9%	96.2%	80.7%	63.9%	46.5%	28.9%	11.8%	-4.5%	-19.6%
-30%	60%	104.1%	102.6%	98.1%	90.8%	81.0%	69.2%	55.8%	41.3%	26.3%	11.2%	-3.6%	-17.6%	-30.7%
-25%	50%	77.8%	76.4%	72.5%	66.2%	57.7%	47.4%	35.7%	23.1%	10.0%	-3.2%	-16.0%	-28.3%	-39.6%
-20%	40%	56.3%	55.1%	51.6%	46.1%	38.6%	29.5%	19.3%	8.2%	-3.3%	-14.9%	-26.2%	-36.9%	-46.9%
-15%	30%	38.4%	37.4%	34.3%	29.4%	22.8%	14.7%	5.7%	-4.2%	-14.4%	-24.6%	-34.6%	-44.1%	-53.0%
-10%	20%	23.5%	22.5%	19.8%	15.4%	9.5%	2.3%	-5.8%	-14.5%	-23.6%	-32.8%	-41.7%	-50.2%	-58.1%
-5%	10%	10.8%	10.0%	7.5%	3.6%	-1.7%	-8.1%	-15.4%	-23.3%	-31.4%	-39.6%	-47.7%	-55.3%	-62.4%
0%	0%	0.0%	-0.7%	-3.0%	-6.5%	-11.3%	-17.1%	-23.7%	-30.8%	-38.1%	-45.5%	-52.8%	-59.6%	-66.0%
5%	-10%	-9.3%	-10.0%	-12.0%	-15.2%	-19.6%	-24.8%	-30.8%	-37.2%	-43.9%	-50.6%	-57.2%	-63.4%	-69.2%
10%	-20%	-17.4%	-18.0%	-19.8%	-22.7%	-26.7%	-31.5%	-36.9%	-42.8%	-48.9%	-55.0%	-61.0%	-66.7%	-71.9%
15%	-30%	-24.4%	-25.0%	-26.6%	-29.3%	-32.9%	-37.3%	-42.3%	-47.6%	-53.2%	-58.8%	-64.3%	-69.5%	-74.3%
20%	-40%	-30.6%	-31.1%	-32.6%	-35.1%	-38.4%	-42.4%	-47.0%	-51.9%	-57.0%	-62.2%	-67.2%	-72.0%	-76.4%
25%	-50%	-36.0%	-36.5%	-37.9%	-40.2%	-43.2%	-46.9%	-51.1%	-55.7%	-60.4%	-65.1%	-69.8%	-74.2%	-78.3%
30%	-60%	-40.8%	-41.3%	-42.6%	-44.7%	-47.5%	-50.9%	-54.8%	-59.0%	-63.4%	-67.8%	-72.0%	-76.1%	-79.9%
35%	-70%	-45.1%	-45.5%	-46.8%	-48.7%	-51.3%	-54.5%	-58.1%	-62.0%	-66.0%	-70.1%	-74.1%	-77.9%	-81.4%
40%	-80%	-49.0%	-49.4%	-50.5%	-52.3%	-54.7%	-57.7%	-61.1%	-64.7%	-68.4%	-72.2%	-75.9%	-79.4%	-82.7%
45%	-90%	-52.4%	-52.8%	-53.8%	-55.5%	-57.8%	-60.6%	-63.7%	-67.1%	-70.6%	-74.1%	-77.5%	-80.8%	-83.8%
50%	-100%	-55.6%	-55.9%	-56.9%	-58.5%	-60.6%	-63.2%	-66.1%	-69.2%	-72.5%	-75.8%	-79.0%	-82.1%	-84.9%
55%	-110%	-58.4%	-58.7%	-59.6%	-61.1%	-63.1%	-65.5%	-68.2%	-71.2%	-74.2%	-77.3%	-80.3%	-83.2%	-85.9%
60%	-120%	-60.9%	-61.2%	-62.1%	-63.5%	-65.4%	-67.6%	-70.2%	-73.0%	-75.8%	-78.7%	-81.5%	-84.2%	-86.7%

The tables below show performance examples of an UltraPro and UltraPro Short ProShares Fund which have investment objectives to correspond to three times (3x) and three times the inverse of (-3x), respectively, the daily performance of an index. In the charts below, areas shaded lighter represent those scenarios where a Fund will return the same as or outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely, areas shaded in red represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fund Fees and Expenses and Leverage Costs, that Correspond to Three Times (3x) the Daily Performance of an Index.

One Year Index Performance	Three Times (3x) Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	-180%	-93.6%	-93.6%	-93.8%	-94.0%	-94.3%	-94.7%	-95.1%	-95.6%	-96.0%	-96.5%	-97.0%	-97.4%	-97.8%
-55%	-165%	-90.9%	-91.0%	-91.2%	-91.5%	-91.9%	-92.4%	-93.0%	-93.7%	-94.4%	-95.0%	-95.7%	-96.3%	-96.9%
-50%	-150%	-87.5%	-87.6%	-87.9%	-88.3%	-88.9%	-89.6%	-90.5%	-91.3%	-92.3%	-93.2%	-94.1%	-95.0%	-95.8%
-45%	-135%	-83.4%	-83.5%	-83.9%	-84.4%	-85.2%	-86.2%	-87.3%	-88.5%	-89.7%	-90.9%	-92.1%	-93.3%	-94.3%
-40%	-120%	-78.4%	-78.6%	-79.0%	-79.8%	-80.8%	-82.1%	-83.5%	-85.0%	-86.6%	-88.2%	-89.8%	-91.3%	-92.7%
-35%	-105%	-72.5%	-72.7%	-73.3%	-74.3%	-75.6%	-77.2%	-79.0%	-81.0%	-83.0%	-85.0%	-87.0%	-88.9%	-90.7%
-30%	-90%	-65.7%	-66.0%	-66.7%	-67.9%	-69.6%	-71.6%	-73.8%	-76.2%	-78.8%	-81.3%	-83.8%	-86.2%	-88.4%
-25%	-75%	-57.8%	-58.1%	-59.1%	-60.6%	-62.6%	-65.0%	-67.8%	-70.8%	-73.9%	-77.0%	-80.1%	-83.0%	-85.7%
-20%	-60%	-48.8%	-49.2%	-50.3%	-52.1%	-54.6%	-57.6%	-60.9%	-64.5%	-68.3%	-72.1%	-75.8%	-79.3%	-82.6%
-15%	-45%	-38.6%	-39.0%	-40.4%	-42.6%	-45.5%	-49.1%	-53.1%	-57.5%	-62.0%	-66.5%	-71.0%	-75.2%	-79.1%
-10%	-30%	-27.1%	-27.6%	-29.3%	-31.9%	-35.3%	-39.6%	-44.3%	-49.5%	-54.9%	-60.3%	-65.6%	-70.6%	-75.2%
-5%	-15%	-14.3%	-14.9%	-16.8%	-19.9%	-24.0%	-28.9%	-34.5%	-40.6%	-46.9%	-53.3%	-59.5%	-65.4%	-70.9%
0%	0%	0.0%	-0.7%	-3.0%	-6.5%	-11.3%	-17.1%	-23.7%	-30.8%	-38.1%	-45.5%	-52.8%	-59.6%	-66.0%
5%	15%	15.8%	14.9%	12.3%	8.2%	2.7%	-4.0%	-11.6%	-19.8%	-28.4%	-36.9%	-45.3%	-53.3%	-60.7%
10%	30%	33.1%	32.1%	29.2%	24.4%	18.0%	10.3%	1.6%	-7.8%	-17.6%	-27.5%	-37.1%	-46.3%	-54.8%
15%	45%	52.1%	51.0%	47.6%	42.2%	34.9%	26.1%	16.1%	5.3%	-5.9%	-17.2%	-28.2%	-38.6%	-48.4%
20%	60%	72.8%	71.5%	67.7%	61.5%	53.3%	43.3%	31.9%	19.7%	6.9%	-5.9%	-18.4%	-30.3%	-41.3%
25%	75%	95.3%	93.9%	89.5%	82.6%	73.2%	61.9%	49.1%	35.2%	20.9%	6.4%	-7.7%	-21.2%	-33.7%
30%	90%	119.7%	118.1%	113.2%	105.4%	94.9%	82.1%	67.7%	52.1%	35.9%	19.7%	3.8%	-11.3%	-25.4%
35%	105%	146.0%	144.2%	138.8%	130.0%	118.2%	104.0%	87.8%	70.4%	52.2%	34.0%	16.2%	-0.7%	-16.4%
40%	120%	174.4%	172.3%	166.3%	156.5%	143.4%	127.5%	109.5%	90.0%	69.8%	49.5%	29.6%	10.7%	-6.8%
45%	135%	204.9%	202.6%	195.9%	185.0%	170.4%	152.7%	132.7%	111.1%	88.6%	66.1%	44.0%	23.0%	3.5%
50%	150%	237.5%	235.0%	227.5%	215.5%	199.3%	179.8%	157.6%	133.7%	108.8%	83.8%	59.4%	36.2%	14.6%
55%	165%	272.4%	269.6%	261.4%	248.1%	230.3%	208.7%	184.3%	157.9%	130.4%	102.8%	75.9%	50.3%	26.5%
60%	180%	309.6%	306.5%	297.5%	282.9%	263.3%	239.6%	212.7%	183.6%	153.5%	123.1%	93.5%	65.3%	39.1%

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to Three Times the Inverse (-3x) of the Daily Performance of an Index.

One Year Index Performance	Three Times the Inverse (-3x) of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	180%	462.5%	439.2%	371.5%	265.2%	129.1%	973.9%	810.5%	649.2%	498.3%	363.6%	248.6%	154.4%	80.2%
-55%	165%	997.4%	981.1%	933.5%	858.8%	763.2%	654.2%	539.5%	426.2%	320.2%	225.6%	144.9%	78.7%	26.6%
-50%	150%	700.0%	688.1%	653.4%	599.0%	529.3%	449.8%	366.2%	283.6%	206.3%	137.4%	78.5%	30.3%	-7.7%
-45%	135%	501.1%	492.1%	466.0%	425.1%	372.8%	313.1%	250.3%	188.2%	130.1%	78.3%	34.1%	-2.1%	-30.7%
-40%	120%	363.0%	356.1%	336.0%	304.5%	264.2%	218.2%	169.8%	122.0%	77.3%	37.4%	3.3%	-24.6%	-46.6%
-35%	105%	264.1%	258.7%	242.9%	218.1%	186.4%	150.3%	112.2%	74.6%	39.4%	8.0%	-18.8%	-40.7%	-58.0%
-30%	90%	191.5%	187.2%	174.6%	154.7%	129.3%	100.4%	69.9%	39.8%	11.6%	-13.5%	-34.9%	-52.5%	-66.4%
-25%	75%	137.0%	133.5%	123.2%	107.1%	86.5%	62.9%	38.1%	13.7%	-9.2%	-29.7%	-47.1%	-61.4%	-72.7%
-20%	60%	95.3%	92.4%	83.9%	70.6%	53.6%	34.2%	13.8%	-6.3%	-25.2%	-42.0%	-56.4%	-68.2%	-77.5%
-15%	45%	62.8%	60.4%	53.4%	42.3%	28.1%	11.9%	-5.1%	-21.9%	-37.7%	-51.7%	-63.7%	-73.5%	-81.2%
-10%	30%	37.2%	35.1%	29.2%	19.9%	7.9%	-5.7%	-20.1%	-34.2%	-47.5%	-59.3%	-69.4%	-77.7%	-84.2%
-5%	15%	16.6%	14.9%	9.8%	1.9%	-8.3%	-19.8%	-32.0%	-44.1%	-55.3%	-65.4%	-74.0%	-81.0%	-86.5%
0%	0%	0.0%	-1.5%	-5.8%	-12.6%	-21.3%	-31.3%	-41.7%	-52.0%	-61.7%	-70.3%	-77.7%	-83.7%	-88.5%
5%	-15%	-13.6%	-14.9%	-18.6%	-24.5%	-32.0%	-40.6%	-49.7%	-58.6%	-66.9%	-74.4%	-80.7%	-85.9%	-90.0%
10%	-30%	-24.9%	-26.0%	-29.2%	-34.4%	-40.9%	-48.4%	-56.2%	-64.0%	-71.2%	-77.7%	-83.2%	-87.8%	-91.3%
15%	-45%	-34.2%	-35.2%	-38.1%	-42.6%	-48.3%	-54.8%	-61.7%	-68.5%	-74.8%	-80.5%	-85.3%	-89.3%	-92.4%
20%	-60%	-42.1%	-43.0%	-45.5%	-49.4%	-54.5%	-60.2%	-66.3%	-72.3%	-77.8%	-82.8%	-87.1%	-90.6%	-93.3%
25%	-75%	-48.8%	-49.6%	-51.8%	-55.3%	-59.7%	-64.8%	-70.2%	-75.4%	-80.4%	-84.8%	-88.6%	-91.7%	-94.1%
30%	-90%	-54.5%	-55.2%	-57.1%	-60.2%	-64.2%	-68.7%	-73.5%	-78.2%	-82.6%	-86.5%	-89.8%	-92.6%	-94.8%
35%	-105%	-59.4%	-60.0%	-61.7%	-64.5%	-68.0%	-72.1%	-76.3%	-80.5%	-84.4%	-87.9%	-90.9%	-93.4%	-95.3%
40%	-120%	-63.6%	-64.1%	-65.7%	-68.2%	-71.3%	-75.0%	-78.8%	-82.5%	-86.0%	-89.2%	-91.9%	-94.1%	-95.8%
45%	-135%	-67.2%	-67.7%	-69.1%	-71.3%	-74.2%	-77.5%	-80.9%	-84.3%	-87.4%	-90.3%	-92.7%	-94.7%	-96.2%
50%	-150%	-70.4%	-70.8%	-72.1%	-74.1%	-76.7%	-79.6%	-82.7%	-85.8%	-88.7%	-91.2%	-93.4%	-95.2%	-96.6%
55%	-165%	-73.1%	-73.5%	-74.7%	-76.5%	-78.9%	-81.5%	-84.4%	-87.1%	-89.7%	-92.0%	-94.0%	-95.6%	-96.9%
60%	-180%	-75.6%	-75.9%	-77.0%	-78.7%	-80.8%	-83.2%	-85.8%	-88.3%	-90.7%	-92.8%	-94.6%	-96.0%	-97.2%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a geared Fund. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or under “Correlation Risk” and “Compounding Risk” in the Prospectuses.

Non-Diversified Status (All Funds, except, the High Yield–Interest Rate Hedged, the Investment Grade–Interest Rate Hedged, the Short Term USD Emerging Markets Bond ETF, the DJ Brookfield Global Infrastructure ETF and the S&P 500 Aristocrats ETF)

Each Fund, except for the High Yield–Interest Rate Hedged, the Investment Grade–Interest Rate Hedged , the Short Term USD Emerging Markets Bonds ETF, the DJ Brookfield Global Infrastructure ETF and the S&P 500 Aristocrats ETF, is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. Under current law, a Fund that is “non-diversified” but operates continuously as a “diversified” fund for three years shall become “diversified,” and thereafter may not operate as a “non-diversified” fund absent a shareholder vote.

Risks to Management (All Funds)

There may be circumstances outside the control of the Advisor, Trust, Administrator (as defined below), transfer agent, Custodian (as defined below), any sub-custodian, Distributor (as defined below), and/or a Fund that make it, for all practical purposes, impossible to re-position such Fund and/or to process a purchase or redemption order. Examples of such circumstances include: natural disasters; public service disruptions or utility problems such as those caused by fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the aforementioned parties, as well as the DTC, the NSCC, or any other participant in the purchase process; and similar extraordinary events. Accordingly, while the Advisor has implemented and tested a business continuity plan that transfers functions of any disrupted facility to another location and has effected a disaster recovery plan, circumstances, such as those above, may prevent a Fund from being operated in a manner consistent with its investment objective and/or principal investment strategies.

Risks to Cybersecurity (All Funds)

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund is susceptible to operational and information security risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. Cyber security failures or breaches of a Fund’s third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Funds have established business continuity plans and systems to prevent such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by issuers in which the Funds invest.

Risks of Index Funds (All Funds)

Each Fund seeks performance that corresponds to the performance of an index. There is no guarantee or assurance that the methodology used to create any index will result in a Fund achieving high, or even positive, returns. Any index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in level or performance. In addition, each Fund may be subject to the risk that an index provider may not follow its stated methodology for determining the level of the index and/or achieve the index provider’s intended performance objective.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as that term is defined in the 1940 Act. As defined in the 1940 Act, the vote of a majority of the outstanding voting securities means the lesser of: (i) 67% or more of the voting securities of the Fund present at a duly called meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund. (All policies of a Fund not specifically identified in this SAI or its Prospectus as fundamental may be changed without a vote of the shareholders of the Fund, upon approval of a majority of the Trustees.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

A Fund may not:

1.	Make investments for the purpose of exercising control or management.

2.	Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

3.	Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except, further, that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectuses and this SAI, as they may be amended from time to time.

4.	Issue senior securities to the extent such issuance would violate applicable law.

5.

Borrow money, except that the Fund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectuses and SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

6.	Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the 1933 Act, in selling portfolio securities.

7.	Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Fund’s Prospectus and SAI, as they may be amended from time to time.

8.	Concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that a Fund will concentrate to approximately the same extent that its index concentrates in the stocks of such particular industry or industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

Obligations under futures contracts, forward contracts and swap agreements so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Advisor is responsible for decisions to buy and sell securities and derivatives for each of the Funds and the selection of brokers and dealers to effect transactions. Purchases from dealers serving as market makers may include a dealer’s mark-up or reflect a dealer’s mark-down. Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions, along with other fixed income securities transactions, are made on a net basis and do not typically involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices; and transactions involving baskets of equity securities typically include brokerage commissions. As an alternative to directly purchasing securities, the Advisor may find efficiencies and cost savings by purchasing futures or using other derivative instruments like total return swaps or forward agreements. The Advisor may also choose to cross trade securities between clients to save costs where allowed under applicable law.

The policy for each Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and execution services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and execution services received from the broker. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. In addition to commission rates, when selecting a broker for a particular transaction, the Advisor considers but is not limited to the following efficiency factors: the broker’s availability, willingness to commit capital, reputation and integrity, facilities reliability, access to research, execution capacity and responsiveness.

The Advisor may give consideration to placing portfolio transactions with those brokers and dealers that also furnish research and other execution related services to the Fund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; information about market conditions generally; equipment that facilitates and improves trade execution; and appraisals or evaluations of portfolio securities.

For purchases and sales of derivatives (i.e., financial instruments whose value is derived from the value of an underlying asset, interest rate or index) the Advisor evaluates counterparties on the following factors: reputation and financial strength; execution prices; commission costs; ability to handle complex orders; ability to give prompt and full execution, including the ability to handle difficult trades; accuracy of reports and confirmations provided; reliability, type and quality of research provided; financing costs and other associated costs related to the transaction; and whether the total cost or proceeds in each transaction is the most favorable under the circumstances.

Consistent with a client’s investment objective, the Advisor may enter into guarantee close agreements with certain brokers. In all such cases, the agreement calls for the execution price at least to match the closing price of the security. In some cases, depending upon the circumstances, the broker may obtain a price that is better than the closing price and which under the agreement provides additional benefits to clients. The Advisor will generally distribute such benefits pro rata to applicable client trades.

In addition, the Advisor, any of its affiliates or employees and the Funds have a policy not to enter into any agreement or other understanding- whether written or oral- under which brokerage transactions or remuneration are directed to a broker to pay for distribution of a Fund’s shares. The table below sets forth the brokerage commissions paid by each Fund for the period noted for each Fund that was operational during that period. Because the New Funds were not operational at the end of the Trust’s last fiscal year, information on brokerage commissions paid by the New Funds is not included in this SAI.

	Commissions Paid During Fiscal Year Ended May 31, 2011	Commissions Paid During Fiscal Year Ended May 31, 2012	Commissions Paid During Fiscal Year Ended May 31, 2013	Aggregate Total
Fund
USD Covered Bond	$0.00	$0.00	$0.00	$0.00
German Sovereign/Sub-Sovereign ETF	$0.00	$0.00	$0.00	$0.00
High Yield–Interest Rate Hedged	$0.00	$0.00	$778.48	$778.48
Global Listed Private Equity ETF	$0.00	$0.00	$108.32	$108.32
Hedge Replication ETF	$0.00	$1,694.53	$1,406.81	$3,101.34
Large Cap Core Plus	$14,780.32	$16,494.78	$15,577.75	$46,852.85
Merger ETF	$0.00	$0.00	$3,948.91	$3,948.91
RAFI® Long/Short	$2,499.06	$3,231.02	$3,675.33	$9,405.41
30 Year TIPS/TSY Spread	$0.00	$0.00	$5.12	$5.12
Short 30 Year TIPS/TSY Spread	$0.00	$0.00	$7.68	$7.68
UltraPro 10 Year TIPS/TSY Spread	$0.00	$6.41	$16.64	$23.05
UltraPro Short 10 Year TIPS/TSY Spread	$0.00	$12.80	$10.24	$23.04
Short S&P500®	$140,276.00	$174,963.36	$118,856.32	$434,095.68
Short QQQ®	$40,070.41	$39,327.84	$21,514.62	$100,912.87
Short Dow30 SM	$31,401.84	$28,006.02	$16,362.42	$75,770.28
Short MidCap400	$1,878.08	$3,285.92	$1,444.96	$6,608.96
Short Russell2000	$32,740.83	$44,750.28	$24,081.62	$101,572.73
Short SmallCap600	$1,480.10	$0.00	$0.00	$1,480.10
UltraShort Russell3000	$0.00	$0.00	$0.00	$0.00
UltraShort S&P500®	$336,956.84	$280,941.76	$205,224.80	$823,123.40
UltraShort QQQ®	$178,515.26	$132,179.04	$69,943.44	$380,637.74
UltraShort Dow30 SM	$64,858.64	$56,391.48	$31,813.44	$153,063.56
UltraShort MidCap400	$2,978.74	$4,852.32	$2,509.76	$10,340.82
UltraShort Russell2000	$76,059.39	$82,998.34	$30,568.90	$189,626.63
UltraShort SmallCap600	$2,297.10	$0.00	$0.00	$2,297.10
UltraPro Short S&P500®	$77,064.62	$127,328.96	$106,339.20	$310,732.78
UltraPro Short QQQ®	$12,434.34	$30,373.80	$31,456.32	$74,264.46
UltraPro Short Dow30SM	$3,935.44	$15,240.84	$15,408.24	$34,584.52
UltraPro Short MidCap400	$1,203.34	$2,339.04	$1,290.08	$4,832.46
UltraPro Short Russell2000	$5,872.49	$17,079.74	$11,580.16	$34,532.39
UltraShort Russell1000 Value	$0.00	$0.00	$0.00	$0.00
UltraShort Russell1000 Growth	$0.00	$0.00	$0.00	$0.00
UltraShort Russell MidCap Value	$0.00	$0.00	$0.00	$0.00
UltraShort Russell MidCap Growth	$0.00	$0.00	$0.00	$0.00
UltraShort Russell2000 Value	$0.00	$0.00	$0.00	$0.00
UltraShort Russell2000 Growth	$0.00	$0.00	$0.00	$0.00
Short Basic Materials	$0.00	$0.00	$0.00	$0.00
Short Financials	$0.00	$0.00	$0.00	$0.00
Short Oil & Gas	$0.00	$0.00	$0.00	$0.00
Short Real Estate	$0.00	$0.00	$0.00	$0.00
Short KBW Regional Banking	$0.00	$0.00	$0.00	$0.00

	Commissions Paid During Fiscal Year Ended May 31, 2011	Commissions Paid During Fiscal Year Ended May 31, 2012	Commissions Paid During Fiscal Year Ended May 31, 2013	Aggregate Total
UltraShort Basic Materials	$0.00	$0.00	$0.00	$0.00
UltraShort Nasdaq Biotechnology	$0.00	$0.00	$0.00	$0.00
UltraShort Consumer Goods	$0.00	$0.00	$0.00	$0.00
UltraShort Consumer Services	$0.00	$0.00	$0.00	$0.00
UltraShort Financials	$0.00	$0.00	$0.00	$0.00
UltraShort Health Care	$0.00	$0.00	$0.00	$0.00
UltraShort Industrials	$0.00	$0.00	$0.00	$0.00
UltraShort Oil & Gas	$0.00	$0.00	$0.00	$0.00
UltraShort Real Estate	$0.00	$0.00	$0.00	$0.00
UltraShort Semiconductors	$0.00	$0.00	$0.00	$0.00
UltraShort Technology	$0.00	$0.00	$0.00	$0.00
UltraShort Telecommunications	$0.00	$0.00	$0.00	$0.00
UltraShort Utilities	$0.00	$0.00	$0.00	$0.00
UltraPro Short Financials	$0.00	$0.00	$0.00	$0.00
Short MSCI EAFE	$0.00	$0.00	$0.00	$0.00
Short MSCI Emerging Markets	$0.00	$0.00	$0.00	$0.00
Short FTSE China 25	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI EAFE	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI Emerging Markets	$0.00	$0.00	$0.00	$0.00
UltraShort FTSE Europe	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI Pacific ex-Japan	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI Brazil Capped	$0.00	$0.00	$0.00	$0.00
UltraShort FTSE China 25	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI Japan	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI Mexico Capped IMI	$0.00	$0.00	$0.00	$0.00
Short 7-10 Year Treasury	$19.20	$229.12	$183.04	$431.36
Short 20+ Year Treasury	$17,712.65	$14,616.34	$9,640.96	$41,969.95
Short High Yield	$0.00	$0.00	$0.00	$0.00
Short Investment Grade Corporate	$0.00	$0.00	$0.00	$0.00
UltraShort 3-7 Year Treasury	$0.00	$0.00	$0.00	$0.00
UltraShort 7-10 Year Treasury	$17,942.19	$13,152.00	$6,332.16	$37,426.35
UltraShort 20+ Year Treasury	$228,379.33	$193,763.84	$95,079.68	$517,222.85
UltraShort TIPS	$0.00	$0.00	$0.00	$0.00
UltraPro Short 20+ Year Treasury	$0.00	$7.68	$106.24	$113.92
Ultra Russell3000	$421.00	$1,289.64	$495.74	$2,206.38
Ultra S&P500®	$137,783.66	$160,407.27	$223,556.19	$521,747.12
Ultra QQQ®	$152,483.09	$104,643.96	$80,405.24	$337,532.29
Ultra Dow30SM	$40,269.36	$29,539.20	$22,749.30	$92,557.86
Ultra MidCap400	$7,076.48	$35,528.26	$130,837.02	$173,441.76
Ultra Russell2000	$39,674.80	$41,879.50	$237,077.25	$318,631.55
Ultra SmallCap600	$3,620.55	$747.12	$1,342.11	$5,709.78
UltraPro S&P500®	$76,489.45	$96,514.78	$121,878.44	$294,882.67
UltraPro QQQ®	$34,043.92	$53,190.07	$74,528.22	$161,762.21
UltraPro Dow30SM	$5,657.41	$13,438.45	$14,651.74	$33,747.60
UltraPro MidCap400	$7,006.41	$8,627.50	$7,029.58	$22,663.49
UltraPro Russell2000	$13,022.41	$26,896.90	$23,347.15	$63,266.46
Ultra Russell1000 Value	$509.84	$561.85	$332.73	$1,404.42

	Commissions Paid During Fiscal Year Ended May 31, 2011	Commissions Paid During Fiscal Year Ended May 31, 2012	Commissions Paid During Fiscal Year Ended May 31, 2013	Aggregate Total
Ultra Russell1000 Growth	$1,047.00	$466.62	$637.11	$2,150.73
Ultra Russell MidCap Value	$899.56	$361.31	$923.72	$2,184.59
Ultra Russell MidCap Growth	$937.00	$1,733.49	$827.89	$3,498.38
Ultra Russell2000 Value	$632.88	$841.47	$460.60	$1,934.95
Ultra Russell2000 Growth	$959.59	$2,604.31	$795.88	$4,359.78
Ultra Basic Materials	$16,598.49	$16,606.67	$6,880.43	$40,085.59
Ultra Nasdaq Biotechnology	$226.49	$1,466.35	$3,442.42	$5,135.26
Ultra Consumer Goods	$602.93	$906.51	$2,157.49	$3,666.93
Ultra Consumer Services	$201.14	$2,043.92	$1,526.96	$3,772.02
Ultra Financials	$24,441.05	$50,205.01	$32,022.86	$106,668.92
Ultra Health Care	$1,176.13	$1,927.64	$1,672.83	$4,776.60
Ultra Industrials	$2,647.71	$588.32	$4,687.23	$7,923.26
Ultra Oil & Gas	$13,838.36	$10,364.48	$18,342.32	$42,545.16
Ultra Real Estate	$21,071.19	$10,708.78	$59,770.32	$91,550.29
Ultra KBW Regional Banking	$532.47	$506.78	$517.23	$1,556.48
Ultra Semiconductors	$1,867.22	$2,604.15	$2,951.57	$7,422.94
Ultra Technology	$1,762.61	$3,483.30	$11,010.29	$16,256.20
Ultra Telecommunications	$280.42	$819.36	$544.78	$1,644.56
Ultra Utilities	$1,439.03	$635.58	$701.60	$2,776.21
UltraPro Financials	$0.00	$0.00	$628.83	$628.83
Ultra MSCI EAFE	$0.00	$0.00	$0.00	$0.00
Ultra MSCI Emerging Markets	$3,094.67	$600.45	$0.00	$3,695.12
Ultra FTSE Europe	$0.00	$0.00	$0.00	$0.00
Ultra MSCI Pacific ex-Japan	$0.00	$0.00	$0.00	$0.00
Ultra MSCI Brazil Capped	$0.00	$0.00	$0.00	$0.00
Ultra FTSE China 25	$0.00	$0.00	$0.00	$0.00
Ultra MSCI Japan	$0.00	$0.00	$0.00	$0.00
Ultra MSCI Mexico Capped IMI	$0.00	$0.00	$0.00	$0.00
Ultra 7-10 Year Treasury	$384.49	$2,641.92	$4,395.52	$7,421.93
Ultra 20+ Year Treasury	$963.41	$785.92	$238.08	$1,987.41
Ultra High Yield	$0.00	$0.00	$23.98	$23.98
Ultra Investment Grade Corporate	$0.00	$0.00	$26.39	$26.39

Securities of Regular Broker-Dealers. The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which they may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares. Below is a list of the Funds’ holdings in shares of regular broker-dealers as of May 31, 2013. Because the New Funds were not operational at the end of the Trust’s last fiscal year, information on holdings of the New Funds in shares of regular broker-dealers is not included in this SAI.

Fund	Broker-Dealer	Dollar Amount of Holdings
ProShares USD Covered Bond	Barclays Capital, Inc.	$338,000
	Credit Suisse First Boston LLC	$326,000
	UBS Securities LLC	$353,000
ProShares Hedge Replication	Barclays Capital, Inc.	$30,000
	Credit Suisse First Boston LLC	$80,000

Fund	Broker-Dealer	Dollar Amount of Holdings
ProShares Large Cap Core Plus	Bank of America Corp.	$609,000
	Citibank, N.A.	$681,000
	J.P. Morgan Securities, Inc.	$1,032,000
	Morgan Stanley & Co., Inc.	$658,000
	Prudential Securities, Inc.	$650,000
ProShares RAFI® Long/Short	Bank of America Corp.	$633,000
	Bank of New York Mellon Corp.	$80,000
	Citibank, N.A.	$445,000
	J.P. Morgan Securities, Inc.	$372,000
	Prudential Securities, Inc.	$204,000
ProShares Ultra Russell3000	Bank of America Corp.	$33,000
	Bank of New York Mellon Corp.	$8,000
	Citibank, N.A.	$34,000
	J.P. Morgan Securities, Inc.	$46,000
	Morgan Stanley & Co. Inc.	$9,000
	Prudential Securities, Inc.	$7,000
	Stifel, Nicholaus & Co., Inc.	$1,000
ProShares Ultra S&P500®	Bank of America, Corp.	$14,189,000
	Bank of New York Mellon Corp.	$3,357,000
	Citibank, N.A.	$15,166,000
	J.P. Morgan Securities, Inc.	$20,058,000
	Morgan Stanley & Co. Inc.	$3,413,000
	Prudential Securities, Inc.	$3,079,000
ProShares Ultra Dow30SM	Bank of America Corp.	$986,000
	J.P. Morgan Securities, Inc.	$3,942,000
ProShares Ultra Russell2000	Stifel, Nicholaus & Co., Inc.	$31,000
ProShares Ultra SmallCap600	Stifel, Nicholaus & Co., Inc.	$51,000
ProShares UltraPro S&P500®	Bank of America Corp.	$2,422,000
	Bank of New York Mellon Corp.	$573,000
	Citibank, N.A.	$2,589,000
	J.P. Morgan Securities, Inc.	$3,424,000
	Morgan Stanley & Co., Inc.	$583,000
	Prudential Securities, Inc.	$525,000
ProShares UltraPro Dow30SM	Bank of America Corp.	$283,000
	J.P. Morgan Securities, Inc.	$1,133,000
ProShares UltraPro Russell2000	Stifel, Nicholaus & Co., Inc.	$85,000
ProShares Ultra Russell1000 Value	Bank of America Corp.	$71,000
	Bank of New York Mellon Corp.	$17,000
	Citibank, N.A.	$73,000
	J.P. Morgan Securities, Inc.	$100,000
	Morgan Stanley & Co., Inc.	$19,000
	Prudential Securities, Inc.	$16,000
ProShares Ultra Russell2000 Value	Stifel, Nicholaus & Co., Inc.	$11,000
ProShares Ultra Russell2000 Growth	Stifel, Nicholaus & Co., Inc.	$14,000
ProShares Ultra Financials	Bank of America Corp.	$25,931,000
	Bank of New York Mellon Corp.	$6,136,000
	Citibank, N.A.	$27,717,000
	J.P. Morgan Securities, Inc.	$36,657,000
	Morgan Stanley & Co., Inc.	$6,238,000
	Prudential Securities, Inc.	$5,627,000
	Stifel, Nicholaus & Co., Inc.	$370,000

Fund	Broker-Dealer	Dollar Amount of Holdings
ProShares UltraPro Financials	Bank of America Corp.	$358,000
	Bank of New York Mellon Corp.	$85,000
	Citibank, N.A.	$383,000
	J.P. Morgan Securities, Inc.	$506,000
	Morgan Stanley & Co., Inc.	$86,000
	Prudential Securities, Inc.	$78,000
	Stifel, Nicholaus & Co., Inc.	$5,000

The Funds may experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of a Fund’s investors, as well as each Fund’s investment objective and strategies.

MANAGEMENT OF PROSHARES TRUST

The Board of Trustees and its Leadership Structure

The Board has general oversight responsibility with respect to the operation of the Trust and the Funds. The Board has engaged the Advisor to manage the Funds and is responsible for overseeing the Advisor and other service providers to the Trust and the Funds in accordance with the provisions of the federal securities laws.

The Board is currently composed of four Trustees, including three Independent Trustees who are not “interested persons” of the Funds, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board holds executive sessions (with and without employees of the Advisor), special meetings, and/or informal conference calls relating to specific matters that may require discussion or action prior to its next regular meeting. The Independent Trustees have retained “independent legal counsel” as the term is defined in the 1940 Act.

The Board has appointed Michael L. Sapir to serve as Chairman of the Board. Mr. Sapir is also the Chairman and Chief Executive Officer of the Advisor and, as such, is not an Independent Trustee. The Chairman’s primary role is to participate in the preparation of the agenda for Board meetings, determine (with the advice of counsel) which matters need to be acted upon by the Board, and to ensure that the Board obtains all the information necessary to perform its functions and take action. The Chairman also presides at all meetings of the Board and acts, with the assistance of staff, as a liaison with service providers, officers, attorneys and the Independent Trustees between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. The Board does not have a lead Independent Trustee.

The Board has determined that its leadership structure is appropriate in light of the characteristics of the Trust and each of the Funds. These characteristics include, among other things, the fact that all Funds are organized under one Trust; all Funds are exchange-traded funds; all Funds have common service providers; and that the majority of Funds are geared funds, with similar principal investment strategies. As a result, the Board addresses governance and management issues that are often common to all or most of the Funds. In light of these characteristics, the Board has determined that a four-member Board, including three Independent Trustees, is of an adequate size to oversee the operations of the Trust, and that, in light of the small size of the Board, a complex Board leadership structure is not necessary or desirable. The relatively small size of the Board facilitates ready communication among the Board members, and between the Board and management, both at Board meetings and between meetings, further leading to the determination that a complex board structure was unnecessary. In view of the small size of the Board, the Board has concluded that designating one of the three Independent Trustees as the “lead Independent Trustee” would not be likely to meaningfully enhance the effectiveness of the Board. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

The Board oversight of the Trust and the Funds extends to the Trust’s risk management processes. The Board and its Audit Committee consider risk management issues as part of their responsibilities throughout the year at regular and special meetings. The Advisor and other service providers prepare regular reports for Board and Audit Committee meetings that address a variety of risk-related matters, and the Board as a whole or the Audit Committee may also receive special written reports or presentations on a variety of risk issues at the request of the Board or the Audit Committee. For example, the portfolio managers of the Funds meet regularly with the Board to discuss portfolio performance, including investment risk, counterparty risk and the impact on the Funds of investments in particular securities or derivatives. As noted above, given the relatively small size of the Board, the Board determined it is not necessary to adopt a complex leadership structure in order for the Board to effectively exercise its risk oversight function.

The Board has appointed a chief compliance officer (“CCO”) for the Trust (who is also the Chief Compliance Officer for the Advisor). The CCO reports directly to the Board and participates in the Board’s meetings. The Independent Trustees meet at least annually in executive session with the CCO, and the Funds’ CCO prepares and presents an annual written compliance report to the Board. The CCO also provides updates to the Board on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers or employees of the Advisor report to the Board in the event any material risk issues arise.

In addition, the Audit Committee of the Board meets regularly with the Trust’s independent public accounting firm to review reports on, among other things, the Funds’ controls over financial reporting.

The Trustees, their birth date, term of office and length of time served, principal business occupations during the past five years and the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. Unless noted otherwise, the addresses of each Trustee is: c/o ProShares Trust, 7501 Wisconsin Avenue, Suite 1000, Bethesda, MD 20814.

Name and Birth Date	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Operational Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees

William D. Fertig Birth Date: 9/56	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProShares (124) ProFunds (112) Access One Trust (3)	Key Energy Services

Russell S. Reynolds, III Birth Date: 7/57	Indefinite; November 2005 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProShares (124) ProFunds (112) Access One Trust (3)	RSR Partners, Inc.

Michael C. Wachs Birth Date: 10/61	Indefinite; November 2005 to present	Linden Lane Advisors LLC (Real Estate Development): Principal (2010 to present); Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)	ProShares (124) ProFunds (112) Access One Trust (3)

Interested Trustee

Michael L. Sapir** Birth Date: 5/58	Indefinite; 2002 to present	Chairman and Chief Executive Officer of the Advisor (November 2005 to present); and of ProFund Advisors LLC (April 1997 to present); ProShare Capital Management LLC; Managing Partner (June 2008 to present)	ProShares (124) ProFunds (112) Access One Trust (3)

*	The “Fund Complex” consists of all operational registered investment companies under the 1940 Act that are advised by ProShare Advisors LLC and any registered investment companies that have an investment adviser that is an affiliated person of ProShare Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this SAI are excluded from these figures.
**	Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

The Board was formed in 2002 prior to the inception of the Trust’s operations. Messrs. Reynolds, Wachs and Sapir were appointed to serve as the Board’s initial trustees prior to the Trust’s operations. Mr. Fertig was added in June 2011. Each Trustee was and is currently believed to possess the specific experience, qualifications, attributes and skills necessary to serve as a Trustee of the Trust. In addition to their years of service as Trustees to ProFunds and Access One Trust, and gathering experience with funds with investment objectives and principal investment strategies similar to the Trust’s Funds, each individual brings experience and qualifications from other areas. In particular, Mr. Reynolds has significant senior executive experience in the areas of human resources and recruitment and executive organization; Mr. Wachs has significant experience in the areas of investment and real estate development; Mr. Sapir has significant experience in the field of investment management, both as an executive and as an attorney; and Mr. Fertig has significant experience in the areas of investment and asset management.

Committees

The Board has established an Audit Committee to assist the Board in performing oversight responsibilities. The Audit Committee is composed exclusively of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Reynolds, Wachs and Fertig. Among other things, the Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of an independent registered public accounting firm and reviews with the independent registered public accounting firm the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust’s financial operations. During the past fiscal year, the Audit Committee met twice, and the Board of Trustees met six times.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2013.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
William D. Fertig, Trustee	$10,001 – $50,000	$10,001 – $50,000
Russell S. Reynolds, III, Trustee	$10,001 – $50,000	$10,001 – $50,000
Michael C. Wachs, Trustee	None	$10,001 – $50,000
Interested Trustee
Michael L. Sapir, Trustee and Chairman	None	None

As of September 5, 2013, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any series of the Trust.

No Independent Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2013.

No Independent Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeded $120,000, in the Advisor, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the Trust (not including registered investment companies) during the two most recently completed calendar years.

No Independent Trustee (or an immediate family member thereof) during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeded $120,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeded $120,000, with:

•    the Trust;

•    an officer of the Trust;

•    an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the Trust;

•    an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the Trust;

•    the Advisor or the principal underwriter of the Trust;

•    an officer of the Advisor or the principal underwriter of the Trust;

•    a person directly or indirectly controlling, controlled by, or under common control with the Trust or the principal underwriter of the Trust; or

•    an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the Trust.

Compensation of Trustees

During 2012, each Independent Trustee was paid a $155,000 annual retainer for service as Trustee on the Board and for service as Trustee for other funds in the Fund Complex, $7,500 for attendance at each quarterly in-person meeting of the Board of Trustees, $3,000 for attendance at each special meeting of the Board of Trustees, and $3,000 for attendance at telephonic meetings. Trustees who are also Officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Officers, other than the CCO, receive no compensation directly from the Trust for performing the duties of their offices.

The Trust does not accrue pension or retirement benefits as part of each Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board of Trustees.

The following table shows aggregate compensation paid to the Trustees for their service on the Board for the fiscal year ended May 31, 2013.

Name	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
William D. Fertig, Trustee	$164,471.24	$0	$0	$200,000.00
Russell S. Reynolds, III, Trustee	$164,471.24	$0	$0	$200,000.00
Michael C. Wachs, Trustee	$164,471.24	$0	$0	$200,000.00
Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0	$0	$0	$0

Officers

The Trust’s executive officers (the “Officers’), their date of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and officer is: c/o ProShares Trust, 7501 Wisconsin Avenue, Suite 1000, Bethesda, MD 20814.

Name and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Todd B. Johnson Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor (December 2008 to present); ProFund Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).

Charles S. Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 9/71	Treasurer	Indefinite; December 2008 to present	Business Head, Sarbanes-Oxley Services, formerly Director, Foreside Management Services, LLC (December 2008 to present); Vice President/Assistant Vice President within the Fund Administration Department of JPMorgan Chase Bank, National Association(June 2000 to December 2008).

Victor M. Frye, Esq. Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 2005 to present	Counsel and Chief Compliance Officer of the Advisor (December 2004 to present) and ProFund Advisors LLC (October 2002 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present).

Amy R. Doberman Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProFund Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009).

The Officers, under the supervision of the Board, manage the day-to-day operations of the Trust. One Trustee and all of the Officers of the Trust are directors, officers or employees of ProShare Advisors or Foreside Management Services, LLC. The other Trustees are Independent Trustees. The Trustees and some Officers are also directors and officers of some or all of the other funds in the Fund Complex. The Fund Complex includes all funds advised by ProShare Advisors and any funds that have an investment adviser that is an affiliated person of ProShare Advisors.

Compensation of Officers

The Officers, other than the CCO, receive no compensation directly from the Trust for performing the duties of their offices.

INVESTMENT ADVISOR

ProShare Advisors, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the Funds and provides investment advice and management services to the Funds. ProShare Advisors is owned by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProShare Advisors since inception and ProFund Advisors LLC since April 1997. Mr. Sapir formerly practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington, D.C.-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and the University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProShare Advisors from inception to April 2012 and ProFund Advisors LLC from April 1997 to April 2012. Mr. Mayberg co-founded National Capital Companies, L.L.C., an investment bank specializing in financial services companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from The George Washington University.

William E. Seale, Ph.D., Chief Economist of ProShare Advisors since inception and ProFund Advisors LLC since 2005. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Department of Finance at The George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the Fund Complex as of May 31, 2013.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ProShares Family
Rachel Ames	None	None
Alexander Ilyasov	None	None
Charles Lowery	None	None
Michelle Liu	None	None
Michael Neches	None	None
Jeffrey Ploshnick	None	$1 - $10,000

Portfolio Managers’ Compensation

ProShare Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Fixed base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses based upon the overall firm’s performance and individual contributions. Principal consideration for each portfolio manager is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts. As described below, certain inherent conflicts of interest arise from the fact that a portfolio manager has responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by such portfolio manager as of May 31, 2013.

Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets	Number of All Other Pooled Investment Vehicles Managed/Total Assets	Number of All Other Accounts Managed/ Total Assets
Rachel Ames	0/$0	0/$0	0/$0
Alexander Ilyasov	39/$1.20 billion	0/$0	0/$0
Charles Lowery	0/$0	0/$0	0/$0
Michelle Liu	19/$6.87 billion	0/$0	0/$0
Michael Neches	0/$0	10/$1.58 billion	0/$0
Jeffrey Ploshnick	10/$360.04 million	7/$1.08 billion	0 /$0

In the course of providing advisory services, the Advisor may simultaneously recommend the sale of a particular security for one account while recommending the purchase of the same security for another account if such recommendations are consistent with each client’s investment strategies. The Advisor also may recommend the purchase or sale of securities that may also be recommended by ProFund Advisors LLC, an affiliate of the Advisor.

The Advisor, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in the Advisor’s clients, such as the Funds. Thus the Advisor may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. The Advisor may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.

In addition, the Advisor, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of the Advisor may buy or sell securities or other instruments that the Advisor has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with the Advisor’s recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. The Advisor has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.

Any “access person” of the Advisor, (as defined under the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”)), may make security purchases subject to the terms of the ProShare Advisors Code of Ethics that are consistent with the requirements of Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.

The Advisor and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, the Advisor and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of the Advisor. Accordingly, should the Advisor or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, the Advisor and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law. However, each Fund is managed using what is commonly referred to as an index strategy in an attempt to simulate either the daily movement or a multiple, the inverse or an inverse multiple of the daily movement of its index, and the use of such index strategies may reduce conflicts of interest compared to funds using non-index investment strategies.

Investment Advisory Agreement

Under an investment advisory agreement between ProShare Advisors and the Trust, on behalf of each Fund (the “Agreement” or “Advisory Agreement”), each Fund (other than the USD Covered Bond, the German Sovereign/Sub-Sovereign ETF, the High Yield–Interest Rate Hedged, the Investment Grade–Interest Rate Hedged, the Short Term USD Emerging Markets Bond ETF, the DJ Brookfield Global Infrastructure ETF, the Global Listed Private Equity ETF, the S&P 500 Aristocrats ETF, the 30 Year TIPS/TSY Spread, the Short 30 Year TIPS/TSY Spread, the UltraPro 10 Year TIPS/TSY Spread and the UltraPro Short 10 Year TIPS/TSY Spread) pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, as follows: 0.75% of the first $6.0 billion of the Fund’s average daily net assets; 0.70% of average daily net assets for the next $4.0 billion; and 0.65% of the Fund’s average daily net assets in excess of $10.0 billion. The USD Covered Bond, the German Sovereign/Sub-Sovereign ETF and the S&P 500 Aristocrats ETF each pays ProShare Advisors a fee at an annualized rate based on its average daily net assets of 0.35%. Each of the High Yield–Interest Rate Hedged, the Short Term USD Emerging Markets Bond ETF and the Global Listed Private Equity ETF pays ProShare Advisors a fee at an annualized rate based on its average daily net assets of 0.50%. The Investment Grade–Interest Rate Hedged pays ProShare Advisors a fee at an annualized rate based on its average daily net assets of 0.30%. The DJ Brookfield Global Infrastructure ETF pays ProShare Advisors a fee at an annualized rate based on its average daily net assets of 0.45%. The 30 Year TIPS/TSY Spread, the Short 30 Year TIPS/TSY Spread, the UltraPro 10 Year TIPS/TSY Spread and the UltraPro Short 10 Year TIPS/TSY Spread

each pays ProShare Advisors a fee at an annualized rate based on its average daily net assets of 0.55%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the Officers of the Trust. ProShare Advisors bears all costs associated with providing these advisory services.

ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses (exclusive of transaction costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, expenses associated with investment in other funds as permitted by the then current registration statement, and extraordinary expenses as determined under generally accepted accounting principles) to the extent total annual Fund operating expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2014 (0.35% for the USD Covered Bond, 0.45% for the German Sovereign/Sub-Sovereign ETF and the Large Cap Core Plus, 0.50% for the High Yield–Interest Rate Hedged, 0.60% for the Global Listed Private Equity ETF and 0.75% for each of the Merger ETF, the 30 Year TIPS/TSY Spread, the Short 30 Year TIPS/TSY Spread, the UltraPro 10 Year TIPS/TSY Spread, and the UltraPro Short 10 Year TIPS/TSY Spread through September 30, 2014; and 0.30% for the Investment Grade–Interest Rate Hedged, 0.50% for the Short Term USD Emerging Markets Bond ETF, 0.45% for the DJ Brookfield Global Infrastructure ETF and 0.35% for the S&P 500 Aristocrats ETF through September 30, 2015). After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years (or three years in the case of the High Yield–Interest Rate Hedged) of the end of that contractual period to the extent that recoupment will not cause a Fund’s expenses to exceed any expense limitation in place at that time. ProShare Advisors, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their services and expenses incurred in connection with the distribution and promotion of the Funds’ Shares. A discussion regarding the basis for the Board of Trustees approving the Advisory Agreement of the Trust will be (or is) available in the Trust’s Annual and/or Semi-Annual Report to shareholders. The Investment Advisory fees paid, as well as any amounts reimbursed pursuant to the Expense Limitation Agreement, for the fiscal years ended May 31, 2011, May 31, 2012 and May 31, 2013 for each Fund that was operational as of each date are set forth below. Because the New Funds were not operational at the end of the Trust’s last fiscal year, information on investment advisory fees paid by the New Funds is not included in this SAI.

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2013	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2013
USD Covered Bond	$37,862	($71,651)
German Sovereign/Sub-Sovereign ETF	$14,378	($100,580)
High Yield–Interest Rate Hedged	$3,277	($35,304)
Global Listed Private Equity ETF	$6,521	($50,457)
Hedge Replication ETF	$217,335	($197,656)
Large Cap Core Plus	$678,164	($300,763)
Merger ETF	$16,813	($78,786)
RAFI® Long/Short	$124,344	($120,648)
30 Year TIPS/TSY Spread	$21,800	($70,939)
Short 30 Year TIPS/TSY Spread	$20,890	($71,171)
UltraPro 10 Year TIPS/TSY Spread	$18,609	($66,964)
UltraPro Short 10 Year TIPS/TSY Spread	$18,308	($66,968)
Short S&P500®	$13,890,035	$0
Short QQQ®	$1,684,155	($210,803)
Short Dow30SM	$1,976,707	($109,379)
Short MidCap400	$191,650	($75,017)
Short Russell2000	$3,208,237	($327,982)
Short SmallCap600	$261,798	($72,938)
UltraShort Russell3000	$10,076	($88,489)
UltraShort S&P500®	$14,159,785	$0
UltraShort QQQ®	$3,327,064	($347,112)
UltraShort Dow30SM	$2,137,050	($108,215)
UltraShort MidCap400	$210,363	($67,617)
UltraShort Russell2000	$2,382,495	($311,491)
UltraShort SmallCap600	$86,862	($80,077)
UltraPro Short S&P500®	$3,964,326	$0
UltraPro Short QQQ®	$1,244,248	($207,185)

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2013	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2013
UltraPro Short Dow30SM	$702,290	($97,767)
UltraPro Short MidCap400	$59,947	($87,989)
UltraPro Short Russell2000	$503,875	($128,239)
UltraShort Russell1000 Value	$10,670	($80,754)
UltraShort Russell1000 Growth	$17,135	($83,499)
UltraShort Russell MidCap Value	$9,038	($83,855)
UltraShort Russell MidCap Growth	$13,362	($84,188)
UltraShort Russell2000 Value	$28,699	($84,304)
UltraShort Russell2000 Growth	$49,230	($88,482)
Short Basic Materials	$59,750	($88,078)
Short Financials	$536,457	($92,135)
Short Oil & Gas	$37,322	($81,862)
Short Real Estate	$190,418	($94,489)
Short KBW Regional Banking	$29,138	($85,983)
UltraShort Basic Materials	$309,026	($67,083)
UltraShort Nasdaq Biotechnology	$37,171	($97,176)
UltraShort Consumer Goods	$20,889	($84,630)
UltraShort Consumer Services	$54,551	($86,065)
UltraShort Financials	$1,368,409	($115,102)
UltraShort Health Care	$34,221	($83,343)
UltraShort Industrials	$47,106	($84,155)
UltraShort Oil & Gas	$524,733	($94,716)
UltraShort Real Estate	$816,831	($123,948)
UltraShort Semiconductors	$88,521	($82,890)
UltraShort Technology	$79,132	($84,864)
UltraShort Telecommunications	$14,215	($82,775)
UltraShort Utilities	$20,358	($83,487)
UltraPro Short Financials	$14,852	($45,243)
Short MSCI EAFE	$1,216,522	($129,054)
Short MSCI Emerging Markets	$1,891,510	($105,816)
Short FTSE China 25	$65,328	($91,438)
UltraShort MSCI EAFE	$97,285	($79,096)
UltraShort MSCI Emerging Markets	$556,811	($107,216)
UltraShort FTSE Europe	$1,009,557	($183,551)
UltraShort MSCI Pacific ex-Japan	$14,107	($109,807)
UltraShort MSCI Brazil Capped	$119,882	($101,697)
UltraShort FTSE China 25	$1,116,506	($149,965)
UltraShort MSCI Japan	$73,052	($106,613)
UltraShort MSCI Mexico Capped IMI	$13,942	($110,278)
Short 7-10 Year Treasury	$142,840	($85,356)
Short 20+ Year Treasury	$6,510,795	($1,300)
Short High Yield	$307,318	($100,222)
Short Investment Grade Corporate	$29,809	($105,121)
UltraShort 3-7 Year Treasury	$36,011	($86,567)
UltraShort 7-10 Year Treasury	$2,284,161	($60,804)
UltraShort 20+ Year Treasury	$23,530,452	$0
UltraShort TIPS	$33,436	($86,399)
UltraProShort 20+ Year Treasury	$201,608	($49,571)
Ultra Russell3000	$37,336	($182,776)
Ultra S&P500®	$12,049,231	$0

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2013	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2013
Ultra QQQ®	$4,594,523	($462,111)
Ultra Dow30SM	$1,639,801	($132,710)
Ultra MidCap400	$2,600,721	$0
Ultra Russell2000	$3,980,409	($582,849)
Ultra SmallCap600	$167,856	($141,261)
UltraPro S&P500®	$2,272,319	($108,655)
UltraPro QQQ®	$1,791,212	($274,876)
UltraPro Dow30SM	$380,515	($120,937)
UltraPro MidCap400	$199,649	($128,869)
UltraPro Russell2000	$633,883	($343,289)
Ultra Russell1000 Value	$43,241	($156,978)
Ultra Russell1000 Growth	$113,062	($147,858)
Ultra Russell MidCap Value	$50,696	($160,046)
Ultra Russell MidCap Growth	$69,373	($146,315)
Ultra Russell2000 Value	$68,093	($214,730)
Ultra Russell2000 Growth	$93,455	($197,064)
Ultra Basic Materials	$1,165,567	($142,601)
Ultra Nasdaq Biotechnology	$349,458	($171,277)
Ultra Consumer Goods	$118,782	($129,013)
Ultra Consumer Services	$96,539	($134,279)
Ultra Financials	$5,755,793	($164,160)
Ultra Health Care	$380,988	($119,565)
Ultra Industrials	$154,829	($139,231)
Ultra Oil & Gas	$1,585,598	($163,130)
Ultra Real Estate	$2,783,667	($136,930)
Ultra KBW Regional Banking	$27,873	($125,565)
Ultra Semiconductors	$258,338	($117,834)
Ultra Technology	$616,590	($137,177)
Ultra Telecommunications	$33,979	($125,696)
Ultra Utilities	$132,374	($124,574)
UltraPro Financials	$29,794	($81,727)
Ultra MSCI EAFE	$82,050	($102,405)
Ultra MSCI Emerging Markets	$241,918	($73,550)
Ultra FTSE Europe	$52,457	($100,840)
Ultra MSCI Pacific ex-Japan	$20,173	($110,083)
Ultra MSCI Brazil Capped	$86,115	($105,733)
Ultra FTSE China 25	$250,343	($91,294)
Ultra MSCI Japan	$149,833	($114,024)
Ultra MSCI Mexico Capped IMI	$24,007	($109,759)
Ultra 7-10 Year Treasury	$2,522,238	($119,392)
Ultra 20+ Year Treasury	$137,912	($128,045)
Ultra High Yield	$36,919	($114,264)
Ultra Investment Grade Corporate	$37,133	($103,998)

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2012	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2012
USD Covered Bond	$1,243	($33,137)
German Sovereign/Sub-Sovereign ETF	$5,015	($49,035)
Large Cap Core Plus	$741,251	($140,171)
Hedge Replication ETF	$102,387	($138,079)
RAFI® Long/Short	$129,742	($97,484)
30 Year TIPS/TSY Spread	$8,640	($41,271)
Short 30 Year TIPS/TSY Spread	$8,380	($41,105)
UltraPro 10 Year TIPS/TSY Spread	$6,859	($38,753)
UltraPro Short 10 Year TIPS/TSY Spread	$6,804	($38,879)
Short S&P500®	$16,212,601	$0.00
Short QQQ®	$1,920,149	($226,567)
Short Dow30SM	$2,055,174	($64,174)
Short MidCap400	$292,869	($60,793)
Short Russell2000	$3,479,133	($355,832)
Short SmallCap600	$273,116	($59,970)
UltraShort Russell3000	$13,894	($89,665)
UltraShort S&P500®	$16,547,129	$0.00
UltraShort QQQ®	$4,889,437	($451,873)
UltraShort Dow30SM	$2,463,951	($58,860)
UltraShort MidCap400	$297,995	($54,976)
UltraShort Russell2000	$2,817,667	($313,916)
UltraShort SmallCap600	$157,301	($72,547)
UltraPro Short S&P500®	$3,678,309	$0.00
UltraPro Short QQQ®	$846,528	($143,185)
UltraPro Short Dow30SM	$471,054	($69,532)
UltraPro Short MidCap400	$83,444	($84,319)
UltraPro Short Russell2000	$483,760	($103,825)
UltraShort Russell1000 Value	$16,471	($89,421)
UltraShort Russell1000 Growth	$32,244	($87,665)
UltraShort Russell MidCap Value	$13,923	($89,344)
UltraShort Russell MidCap Growth	$19,200	($89,241)
UltraShort Russell2000 Value	$46,123	($86,466)
UltraShort Russell2000 Growth	$113,371	($83,319)
Short Basic Materials	$56,795	($87,378)
Short Financials	$865,023	($73,603)
Short Oil & Gas	$73,019	($88,063)
Short Real Estate	$259,726	($77,887)
Short KBW Regional Banking	$111,760	($82,611)
UltraShort Basic Materials	$600,023	($107,885)
UltraShort Nasdaq Biotechnology	$24,531	($90,382)
UltraShort Consumer Goods	$35,676	($88,395)
UltraShort Consumer Services	$89,147	($88,339)
UltraShort Financials	$2,482,290	($76,871)
UltraShort Health Care	$27,360	($88,205)
UltraShort Industrials	$64,675	($86,279)
UltraShort Oil & Gas	$730,842	($74,415)
UltraShort Real Estate	$1,225,535	($121,316)
UltraShort Semiconductors	$140,871	($78,777)
UltraShort Technology	$109,135	($84,450)
UltraShort Telecommunications	$18,886	($88,755)

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2012	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2012
UltraShort Utilities	$25,748	($89,139)
Short MSCI EAFE	$1,548,896	($150,730)
Short MSCI Emerging Markets	$1,865,531	($130,505)
Short FTSE China 25	$77,656	($88,647)
UltraShort MSCI EAFE	$167,720	($84,378)
UltraShort MSCI Emerging Markets	$706,973	($88,086)
UltraShort FTSE Europe	$895,296	($123,451)
UltraShort MSCI Pacific ex-Japan	$18,842	($112,385)
UltraShort MSCI Brazil Capped	$108,209	($102,679)
UltraShort FTSE China 25	$1,442,875	($146,242)
UltraShort MSCI Japan	$142,190	($119,874)
UltraShort MSCI Mexico Capped IMI	$18,150	($113,389)
Short 7-10 Year Treasury	$120,947	($60,086)
Short 20+ Year Treasury	$6,533,144	$0.00
Short High Yield	$276,549	($82,739)
Short Investment Grade Corporate	$22,821	($64,492)
UltraShort 3-7 Year Treasury	$32,905	($48,514)
UltraShort 7-10 Year Treasury	$3,041,604	$0.00
UltraShort 20+ Year Treasury	$30,485,040	$0.00
UltraShort TIPS	$21,024	($60,116)
UltraProShort 20+ Year Treasury	$5,560	($33,449)
Ultra Russell3000	$51,377	($403,123)
Ultra S&P500®	$11,740,906	$0.00
Ultra QQQ®	$5,140,839	($441,792)
Ultra Dow30SM	$2,049,852	($100,105)
Ultra MidCap400	$1,055,188	($72,040)
Ultra Russell2000	$1,750,761	($636,656)
Ultra SmallCap600	$258,652	($110,351)
UltraPro S&P500®	$2,257,233	($150,068)
UltraPro QQQ®	$1,322,947	($232,512)
UltraPro Dow30SM	$447,314	($103,136)
UltraPro MidCap400	$247,810	($146,861)
UltraPro Russell2000	$632,967	($370,002)
Ultra Russell1000 Value	$51,981	($148,426)
Ultra Russell1000 Growth	$111,392	($135,170)
Ultra Russell MidCap Value	$52,041	($153,679)
Ultra Russell MidCap Growth	$104,844	($156,037)
Ultra Russell2000 Value	$90,746	($209,689)
Ultra Russell2000 Growth	$140,177	($188,712)
Ultra Basic Materials	$1,809,666	($118,555)
Ultra Nasdaq Biotechnology	$153,573	($145,468)
Ultra Consumer Goods	$96,029	($130,420)
Ultra Consumer Services	$76,701	($144,913)
Ultra Financials	$6,335,481	($89,985)
Ultra Health Care	$301,573	($116,534)
Ultra Industrials	$216,148	($127,545)
Ultra Oil & Gas	$2,105,181	($152,214)
Ultra Real Estate	$2,894,870	($91,258)
Ultra KBW Regional Banking	$29,919	($131,928)
Ultra Semiconductors	$339,654	($111,799)

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2012	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2012
Ultra Technology	$754,737	($143,436)
Ultra Telecommunications	$30,122	($128,886)
Ultra Utilities	$122,421	($122,428)
Ultra MSCI EAFE	$58,868	($89,487)
Ultra MSCI Emerging Markets	$193,322	($98,008)
Ultra FTSE Europe	$21,051	($112,639)
Ultra MSCI Pacific ex-Japan	$22,453	($112,195)
Ultra MSCI Brazil Capped	$101,072	($102,786)
Ultra FTSE China 25	$234,114	($84,026)
Ultra MSCI Japan	$206,899	($112,183)
Ultra MSCI Mexico Capped IMI	$12,673	($113,496)
Ultra 7-10 Year Treasury	$903,969	($127,716)
Ultra 20+ Year Treasury	$147,890	($117,254)
Ultra High Yield	$24,012	($66,039)
Ultra Investment Grade Corporate	$20,205	($57,033)

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2011	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2011
Large Cap Core Plus	$521,637	($147,638)
RAFI® Long/Short	$37,143	($52,180)
Short S&P500®	$14,056,819	$0.00
Short QQQ®	$1,758,163	($261,393)
Short Dow30SM	$2,028,432	($110,472)
Short MidCap400	$238,333	($94,233)
Short Russell2000	$2,346,797	($286,218)
Short SmallCap600	$287,851	($96,953)
UltraShort Russell3000	$15,046	($106,140)
UltraShort S&P500®	$20,614,695	$0.00
UltraShort QQQ®	$5,867,032	($581,066)
UltraShort Dow30SM	$3,280,523	($91,456)
UltraShort MidCap400	$237,240	($96,924)
UltraShort Russell2000	$3,272,015	($395,377)
UltraShort SmallCap600	$138,435	($106,976)
UltraPro Short S&P500®	$2,480,725	$0.00
UltraPro Short QQQ®	$426,421	($143,960)
UltraPro Short Dow30SM	$212,990	($85,926)
UltraPro Short MidCap400	$32,099	($62,186)
UltraPro Short Russell2000	$245,454	($92,207)
UltraShort Russell1000 Value	$36,696	($108,533)
UltraShort Russell1000 Growth	$50,932	($107,639)
UltraShort Russell MidCap Value	$27,455	($111,233)
UltraShort Russell MidCap Growth	$35,713	($110,170)
UltraShort Russell2000 Value	$71,431	($106,719)
UltraShort Russell2000 Growth	$91,995	($105,297)
Short Basic Materials	$32,441	($54,438)
Short Financials	$809,458	($106,469)
Short Oil & Gas	$86,021	($110,049)

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2011	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2011
Short Real Estate	$145,827	($74,508)
Short KBW Regional Banking	$187,784	($73,210)
UltraShort Basic Materials	$724,106	($106,217)
UltraShort Nasdaq Biotechnology	$31,845	($53,065)
UltraShort Consumer Goods	$78,341	($111,320)
UltraShort Consumer Services	$205,127	($108,108)
UltraShort Financials	$3,392,248	($72,256)
UltraShort Health Care	$34,453	($110,824)
UltraShort Industrials	$78,272	($111,437)
UltraShort Oil & Gas	$812,165	($109,894)
UltraShort Real Estate	$2,305,697	($124,731)
UltraShort Semiconductors	$191,749	($113,695)
UltraShort Technology	$150,641	($111,667)
UltraShort Telecommunications	$15,605	($113,209)
UltraShort Utilities	$42,189	($112,417)
Short MSCI EAFE	$859,510	($110,510)
Short MSCI Emerging Markets	$1,760,242	($208,866)
Short FTSE China 25	$57,412	($60,357)
UltraShort MSCI EAFE	$179,849	($122,033)
UltraShort MSCI Emerging Markets	$1,070,173	($64,428)
UltraShort FTSE Europe	$497,813	($118,724)
UltraShort MSCI Pacific ex-Japan	$24,106	($133,958)
UltraShort MSCI Brazil Capped	$199,503	($120,105)
UltraShort FTSE China 25	$1,787,892	($214,937)
UltraShort MSCI Japan	$165,443	($151,340)
UltraShort MSCI Mexico Capped IMI	$26,588	($133,199)
Short 7-10 Year Treasury	$6,648	($24,855)
Short 20+ Year Treasury	$5,291,725	($109,586)
Short High Yield	$8,334	($30,085)
Short Investment Grade Corporate	$5,169	($27,101)
UltraShort 3-7 Year Treasury	$4,567	($24,549)
UltraShort 7-10 Year Treasury	$3,109,213	($106,802)
UltraShort 20+ Year Treasury	$39,311,104	$0.00
UltraShort TIPS	$8,414	($27,050)
Ultra Russell3000	$54,217	($198,784)
Ultra S&P500®	$11,807,118	$0.00
Ultra QQQ®	$6,135,784	($631,542)
Ultra Dow30SM	$2,387,779	($162,843)
Ultra MidCap400	$936,017	($154,125)
Ultra Russell2000	$1,817,569	($502,535)
Ultra SmallCap600	$341,532	($167,686)
UltraPro S&P500®	$1,696,905	($188,340)
UltraPro QQQ®	$857,592	($231,024)
UltraPro Dow30SM	$179,634	($88,736)
UltraPro MidCap400	$231,365	($99,534)
UltraPro Russell2000	$338,842	($265,290)
Ultra Russell1000 Value	$100,967	($133,156)
Ultra Russell1000 Growth	$111,365	($132,678)
Ultra Russell MidCap Value	$65,450	($163,373)
Ultra Russell MidCap Growth	$101,088	($145,813)

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2011	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2011
Ultra Russell2000 Value	$152,099	($148,681)
Ultra Russell2000 Growth	$192,510	($150,783)
Ultra Basic Materials	$2,488,627	($163,400)
Ultra Nasdaq Biotechnology	$49,918	($64,796)
Ultra Consumer Goods	$148,578	($135,314)
Ultra Consumer Services	$106,662	($143,082)
Ultra Financials	$9,735,409	($39,855)
Ultra Health Care	$329,614	($134,748)
Ultra Industrials	$313,385	($152,434)
Ultra Oil & Gas	$2,917,683	($193,875)
Ultra Real Estate	$3,879,414	($149,442)
Ultra KBW Regional Banking	$50,744	($60,984)
Ultra Semiconductors	$532,661	($129,490)
Ultra Technology	$1,018,435	($156,226)
Ultra Telecommunications	$54,915	($132,914)
Ultra Utilities	$149,506	($131,276)
Ultra MSCI EAFE	$69,005	($135,108)
Ultra MSCI Emerging Markets	$278,245	($141,294)
Ultra FTSE Europe	$26,692	($74,746)
Ultra MSCI Pacific ex-Japan	$25,054	($70,425)
Ultra MSCI Brazil Capped	$79,584	($79,871)
Ultra FTSE China 25	$335,000	($142,332)
Ultra MSCI Japan	$139,868	($172,452)
Ultra MSCI Mexico Capped IMI	$16,859	($69,357)
Ultra 7-10 Year Treasury	$94,309	($85,486)
Ultra 20+ Year Treasury	$141,379	($88,276)
Ultra High Yield	$3,988	($27,371)
Ultra Investment Grade Corporate	$4,087	($26,156)

During the fiscal year ended May 31, 2013, the Advisor recouped $49,728 from the Ultra MidCap400 pursuant to an Investment Advisory Agreement between the Advisor and the Trust, on behalf of the Fund.

Management Services Agreement

ProShare Advisors, pursuant to a separate Management Services Agreement, performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers as requested or as deemed necessary. For these services, the Trust pays to ProShare Advisors a fee at the annual rate of 0.10% of average daily net assets for all of the Funds. For the three most recent fiscal years, each Fund that was operational for the period indicated paid ProShare Advisors the amount set forth below pursuant to the Management Services Agreement. Because the New Funds were not operational at the end of the Trust’s last fiscal year, information on fees paid pursuant to the Management Services Agreement by the New Funds is not included in this SAI.

Fund	Fees Paid during the Fiscal Year Ended May 31, 2013
USD Covered Bond	$10,818
German Sovereign/Sub-Sovereign ETF	$4,108
High Yield–Interest Rate Hedged	$655
Global Listed Private Equity ETF	$1,304
Hedge Replication ETF	$28,978

Fund	Fees Paid during the Fiscal Year Ended May 31, 2013
Large Cap Core Plus	$90,421
Merger ETF	$2,242
RAFI® Long/Short	$16,579
30 Year TIPS/TSY Spread	$3,964
Short 30 Year TIPS/TSY Spread	$3,798
UltraPro 10 Year TIPS/TSY Spread	$3,383
UltraPro Short 10 Year TIPS/TSY Spread	$3,329
Short S&P500®	$1,851,983
Short QQQ®	$224,551
Short Dow30SM	$263,558
Short MidCap400	$25,553
Short Russell2000	$427,760
Short SmallCap600	$34,906
UltraShort Russell3000	$1,344
UltraShort S&P500®	$1,887,950
UltraShort QQQ®	$443,603
UltraShort Dow30SM	$284,937
UltraShort MidCap400	$28,048
UltraShort Russell2000	$317,662
UltraShort SmallCap600	$11,581
UltraPro Short S&P500®	$528,571
UltraPro Short QQQ®	$165,898
UltraPro Short Dow30SM	$93,638
UltraPro Short MidCap400	$7,993
UltraPro Short Russell2000	$67,183
UltraShort Russell1000 Value	$1,423
UltraShort Russell1000 Growth	$2,285
UltraShort Russell MidCap Value	$1,205
UltraShort Russell MidCap Growth	$1,782
UltraShort Russell2000 Value	$3,826
UltraShort Russell2000 Growth	$6,564
Short Basic Materials	$7,966
Short Financials	$71,527
Short Oil & Gas	$4,976
Short Real Estate	$25,389
Short KBW Regional Banking	$3,885
UltraShort Basic Materials	$41,203
UltraShort Nasdaq Biotechnology	$4,956
UltraShort Consumer Goods	$2,785
UltraShort Consumer Services	$7,273
UltraShort Financials	$182,452
UltraShort Health Care	$4,563
UltraShort Industrials	$6,281
UltraShort Oil & Gas	$69,964
UltraShort Real Estate	$108,910
UltraShort Semiconductors	$11,803
UltraShort Technology	$10,551
UltraShort Telecommunications	$1,895
UltraShort Utilities	$2,714
UltraPro Short Financials	$1,980
Short MSCI EAFE	$162,201
Short MSCI Emerging Markets	$252,198

Fund	Fees Paid during the Fiscal Year Ended May 31, 2013
Short FTSE China 25	$8,710
UltraShort MSCI EAFE	$12,971
UltraShort MSCI Emerging Markets	$74,241
UltraShort FTSE Europe	$134,606
UltraShort MSCI Pacific ex-Japan	$1,881
UltraShort MSCI Brazil Capped	$15,984
UltraShort FTSE China 25	$148,866
UltraShort MSCI Japan	$9,740
UltraShort MSCI Mexico Capped IMI	$1,859
Short 7-10 Year Treasury	$19,045
Short 20+ Year Treasury	$868,096
Short High Yield	$40,975
Short Investment Grade Corporate	$3,975
UltraShort 3-7 Year Treasury	$4,801
UltraShort 7-10 Year Treasury	$304,551
UltraShort 20+ Year Treasury	$3,137,358
UltraShort TIPS	$4,458
UltraPro Short 20+ Year Treasury	$26,881
Ultra Russell3000	$4,978
Ultra S&P500®	$1,606,547
Ultra QQQ®	$612,596
Ultra Dow30SM	$218,638
Ultra MidCap400	$346,759
Ultra Russell2000	$530,716
Ultra SmallCap600	$22,381
UltraPro S&P500®	$302,972
UltraPro QQQ®	$238,825
UltraPro Dow30SM	$50,735
UltraPro MidCap400	$26,620
UltraPro Russell2000	$84,517
Ultra Russell1000 Value	$5,765
Ultra Russell1000 Growth	$15,075
Ultra Russell MidCap Value	$6,759
Ultra Russell MidCap Growth	$9,250
Ultra Russell2000 Value	$9,079
Ultra Russell2000 Growth	$12,460
Ultra Basic Materials	$155,407
Ultra Nasdaq Biotechnology	$46,594
Ultra Consumer Goods	$15,838
Ultra Consumer Services	$12,872
Ultra Financials	$767,430
Ultra Health Care	$50,798
Ultra Industrials	$20,644
Ultra Oil & Gas	$211,410
Ultra Real Estate	$371,151
Ultra KBW Regional Banking	$3,716
Ultra Semiconductors	$34,445
Ultra Technology	$82,211
Ultra Telecommunications	$4,530
Ultra Utilities	$17,650
UltraPro Financials	$3,972
Ultra MSCI EAFE	$10,940

Fund	Fees Paid during the Fiscal Year Ended May 31, 2013
Ultra MSCI Emerging Markets	$32,255
Ultra FTSE Europe	$6,994
Ultra MSCI Pacific ex-Japan	$2,690
Ultra MSCI Brazil Capped	$11,482
Ultra FTSE China 25	$33,379
Ultra MSCI Japan	$19,977
Ultra MSCI Mexico Capped IMI	$3,201
Ultra 7-10 Year Treasury	$336,294
Ultra 20+ Year Treasury	$18,388
Ultra High Yield	$4,923
Ultra Investment Grade Corporate	$4,951

Fund	Fees Paid during the Fiscal Year Ended May 31, 2012
USD Covered Bond	$355
German Sovereign/Sub-Sovereign ETF	$1,433
Large Cap Core Plus	$98,832
Hedge Replication ETF	$13,651
RAFI® Long/Short	$17,299
30 Year TIPS/TSY Spread	$1,571
Short 30 Year TIPS/TSY Spread	$1,524
UltraPro 10 Year TIPS/TSY Spread	$1,247
UltraPro Short 10 Year TIPS/TSY Spread	$1,237
Short S&P500®	$2,161,658
Short QQQ®	$256,017
Short Dow30SM	$274,020
Short MidCap400	$39,049
Short Russell2000	$463,880
Short SmallCap600	$36,415
UltraShort Russell3000	$1,853
UltraShort S&P500®	$2,206,262
UltraShort QQQ®	$651,918
UltraShort Dow30SM	$328,524
UltraShort MidCap400	$39,732
UltraShort Russell2000	$375,685
UltraShort SmallCap600	$20,973
UltraPro Short S&P500®	$490,436
UltraPro Short QQQ®	$112,869
UltraPro Short Dow30SM	$62,806
UltraPro Short MidCap400	$11,126
UltraPro Short Russell2000	$64,501
UltraShort Russell1000 Value	$2,196
UltraShort Russell1000 Growth	$4,299
UltraShort Russell MidCap Value	$1,856
UltraShort Russell MidCap Growth	$2,560
UltraShort Russell2000 Value	$6,150
UltraShort Russell2000 Growth	$15,116
Short Basic Materials	$7,572
Short Financials	$115,335
Short Oil & Gas	$9,736

Fund	Fees Paid during the Fiscal Year Ended May 31, 2012
Short Real Estate	$34,630
Short KBW Regional Banking	$14,901
UltraShort Basic Materials	$80,002
UltraShort Nasdaq Biotechnology	$3,271
UltraShort Consumer Goods	$4,757
UltraShort Consumer Services	$11,886
UltraShort Financials	$330,969
UltraShort Health Care	$3,648
UltraShort Industrials	$8,623
UltraShort Oil & Gas	$97,445
UltraShort Real Estate	$163,403
UltraShort Semiconductors	$18,783
UltraShort Technology	$14,551
UltraShort Telecommunications	$2,518
UltraShort Utilities	$3,433
Short MSCI EAFE	$206,517
Short MSCI Emerging Markets	$248,735
Short FTSE China 25	$10,354
UltraShort MSCI EAFE	$22,363
UltraShort MSCI Emerging Markets	$94,262
UltraShort FTSE Europe	$119,372
UltraShort MSCI Pacific ex-Japan	$2,512
UltraShort MSCI Brazil Capped	$14,428
UltraShort FTSE China 25	$192,381
UltraShort MSCI Japan	$18,958
UltraShort MSCI Mexico Capped IMI	$2,420
Short 7-10 Year Treasury	$16,126
Short 20+ Year Treasury	$871,077
Short High Yield	$36,873
Short Investment Grade Corporate	$3,043
UltraShort 3-7 Year Treasury	$4,387
UltraShort 7-10 Year Treasury	$405,543
UltraShort 20+ Year Treasury	$4,064,632
UltraShort TIPS	$2,803
UltraPro Short 20+ Year Treasury	$741
Ultra Russell3000	$6,850
Ultra S&P500®	$1,565,438
Ultra QQQ®	$685,438
Ultra Dow30SM	$273,311
Ultra MidCap400	$140,690
Ultra Russell2000	$233,432
Ultra SmallCap600	$34,487
UltraPro S&P500®	$300,961
UltraPro QQQ®	$176,391
UltraPro Dow30SM	$59,641
UltraPro MidCap400	$33,041
UltraPro Russell2000	$84,395
Ultra Russell1000 Value	$6,931
Ultra Russell1000 Growth	$14,852
Ultra Russell MidCap Value	$6,939
Ultra Russell MidCap Growth	$13,979
Ultra Russell2000 Value	$12,099

Fund	Fees Paid during the Fiscal Year Ended May 31, 2012
Ultra Russell2000 Growth	$18,690
Ultra Basic Materials	$241,286
Ultra Nasdaq Biotechnology	$20,476
Ultra Consumer Goods	$12,804
Ultra Consumer Services	$10,227
Ultra Financials	$844,722
Ultra Health Care	$40,209
Ultra Industrials	$28,819
Ultra Oil & Gas	$280,688
Ultra Real Estate	$385,979
Ultra KBW Regional Banking	$3,989
Ultra Semiconductors	$45,287
Ultra Technology	$100,631
Ultra Telecommunications	$4,016
Ultra Utilities	$16,323
Ultra MSCI EAFE	$7,849
Ultra MSCI Emerging Markets	$25,776
Ultra FTSE Europe	$2,807
Ultra MSCI Pacific ex-Japan	$2,994
Ultra MSCI Brazil Capped	$13,476
Ultra FTSE China 25	$31,215
Ultra MSCI Japan	$27,586
Ultra MSCI Mexico Capped IMI	$1,690
Ultra 7-10 Year Treasury	$120,528
Ultra 20+ Year Treasury	$19,719
Ultra High Yield	$3,201
Ultra Investment Grade Corporate	$2,694

Fund	Fees Paid during the Fiscal Year Ended May 31, 2011
Large Cap Core Plus	$69,551
RAFI® Long/Short	$4,953
Short S&P500®	$1,874,229
Short QQQ®	$234,420
Short Dow30SM	$270,456
Short MidCap400	$31,777
Short Russell2000	$312,904
Short SmallCap600	$38,380
UltraShort Russell3000	$2,006
UltraShort S&P500®	$2,748,606
UltraShort QQQ®	$782,265
UltraShort Dow30SM	$437,400
UltraShort MidCap400	$31,632
UltraShort Russell2000	$436,266
UltraShort SmallCap600	$18,458
UltraPro Short S&P500®	$330,761
UltraPro Short QQQ®	$56,856
UltraPro Short Dow30SM	$28,399
UltraPro Short MidCap400	$4,280

Fund	Fees Paid during the Fiscal Year Ended May 31, 2011
UltraPro Short Russell2000	$32,727
UltraShort Russell1000 Value	$4,893
UltraShort Russell1000 Growth	$6,791
UltraShort Russell MidCap Value	$3,660
UltraShort Russell MidCap Growth	$4,762
UltraShort Russell2000 Value	$9,524
UltraShort Russell2000 Growth	$12,266
Short Basic Materials	$4,325
Short Financials	$107,927
Short Oil & Gas	$11,470
Short Real Estate	$19,443
Short KBW Regional Banking	$25,038
UltraShort Basic Materials	$96,547
UltraShort Nasdaq Biotechnology	$4,246
UltraShort Consumer Goods	$10,445
UltraShort Consumer Services	$27,350
UltraShort Financials	$452,296
UltraShort Health Care	$4,594
UltraShort Industrials	$10,436
UltraShort Oil & Gas	$108,288
UltraShort Real Estate	$307,424
UltraShort Semiconductors	$25,566
UltraShort Technology	$20,085
UltraShort Telecommunications	$2,081
UltraShort Utilities	$5,625
Short MSCI EAFE	$114,600
Short MSCI Emerging Markets	$234,697
Short FTSE China 25	$7,655
UltraShort MSCI EAFE	$23,980
UltraShort MSCI Emerging Markets	$142,689
UltraShort FTSE Europe	$66,374
UltraShort MSCI Pacific ex-Japan	$3,214
UltraShort MSCI Brazil Capped	$26,600
UltraShort FTSE China 25	$238,384
UltraShort MSCI Japan	$22,059
UltraShort MSCI Mexico Capped IMI	$3,545
Short 7-10 Year Treasury	$886
Short 20+ Year Treasury	$705,558
Short High Yield	$1,111
Short Investment Grade Corporate	$689
UltraShort 3-7 Year Treasury	$609
UltraShort 7-10 Year Treasury	$414,559
UltraShort 20+ Year Treasury	$5,241,442
UltraShort TIPS	$1,122
Ultra Russell3000	$7,229
Ultra S&P500®	$1,574,271
Ultra QQQ®	$818,099
Ultra Dow30SM	$318,368
Ultra MidCap400	$124,801
Ultra Russell2000	$242,341
Ultra SmallCap600	$45,537
UltraPro S&P500®	$226,252

Fund	Fees Paid during the Fiscal Year Ended May 31, 2011
UltraPro QQQ®	$114,345
UltraPro Dow30SM	$23,951
UltraPro MidCap400	$30,848
UltraPro Russell2000	$45,178
Ultra Russell1000 Value	$13,462
Ultra Russell1000 Growth	$14,849
Ultra Russell MidCap Value	$8,726
Ultra Russell MidCap Growth	$13,478
Ultra Russell2000 Value	$20,280
Ultra Russell2000 Growth	$25,668
Ultra Basic Materials	$331,814
Ultra Nasdaq Biotechnology	$6,656
Ultra Consumer Goods	$19,811
Ultra Consumer Services	$14,222
Ultra Financials	$1,298,045
Ultra Health Care	$43,948
Ultra Industrials	$41,784
Ultra Oil & Gas	$389,022
Ultra Real Estate	$517,251
Ultra KBW Regional Banking	$6,766
Ultra Semiconductors	$71,021
Ultra Technology	$135,790
Ultra Telecommunications	$7,322
Ultra Utilities	$19,934
Ultra MSCI EAFE	$9,201
Ultra MSCI Emerging Markets	$37,099
Ultra FTSE Europe	$3,556
Ultra MSCI Pacific ex-Japan	$3,341
Ultra MSCI Brazil Capped	$10,607
Ultra FTSE China 25	$44,666
Ultra MSCI Japan	$18,649
Ultra MSCI Mexico Capped IMI	$2,248
Ultra 7-10 Year Treasury	$12,575
Ultra 20+ Year Treasury	$18,850
Ultra High Yield	$532
Ultra Investment Grade Corporate	$545

CODE OF ETHICS The Trust, the Advisor and the Distributor each have adopted a consolidated code of ethics (the “COE”), under Rule 17j-1 under the 1940 Act, which is reasonably designed to prevent affiliated persons of the Trust, ProShare Advisors and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds. There can be no assurance that the COE will be effective in preventing such activities. The COE permits personnel subject to it to invest in securities, including securities that may be held or purchased by a Fund; however, such transactions are reported on a regular basis. The Advisor’s personnel that are Access Persons subject to the COE are also required to report transactions in registered open-ended investment companies advised or sub-advised by the Advisor. The COE is on file with the SEC and is available to the public.

PROXY VOTING POLICY AND PROCEDURES

Background

The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the Funds, pursuant to which the Board of Trustees has delegated responsibility for voting such proxies to the Advisor subject to the Board of Trustees’ continuing oversight.

Policies and Procedures

The Advisor’s proxy voting policies and procedures (the “Guidelines”) are designed to maximize shareholder value and protect shareowner interests when voting proxies. The Advisor’s Proxy Oversight and Brokerage Allocation Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibility with regard to voting of client proxies. The Proxy Committee is composed of representatives of the Advisor’s Compliance, Legal and Portfolio Management Departments. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.

To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services. (“ISS”) as an expert in the proxy voting and corporate governance area. ISS is a subsidiary of MSCI, Inc., an independent company that specializes in, among other things, providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis and voting recommendations as well as vote execution, reporting and record keeping. ISS issues quarterly reports for the Advisor to review to assure proxies are being voted properly. The Advisor and ISS also perform spot checks intra-quarter to match the voting activity with available shareholder meeting information. ISS’s management meets regularly to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments in turn is provided to the Proxy Committee. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.

The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Advisor will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:

•	Election of Directors—considering factors such as director qualifications, term of office and age limits.

•	Proxy Contests—considering factors such as voting for nominees in contested elections and reimbursement of expenses.

•	Election of Auditors—considering factors such as independence and reputation of the auditing firm.

•	Proxy Contest Defenses—considering factors such as board structure and cumulative voting.

•	Tender Offer Defenses—considering factors such as poison pills (stock purchase rights plans) and fair price provisions.

•	Miscellaneous Governance Issues—considering factors such as confidential voting and equal access.

•	Capital Structure—considering factors such as common stock authorization and stock distributions.

•	Executive and Director Compensation—considering factors such as performance goals and employee stock purchase plans.

•	State of Incorporation—considering factors such as state takeover statutes and voting on reincorporation proposals.

•	Mergers and Corporate Restructuring—considering factors such as spin-offs and asset sales.

•	Mutual Fund Proxy Voting—considering factors such as election of directors and proxy contests.

•	Consumer and Public Safety Issues—considering factors such as social and environmental issues as well as labor issues.

A full description of each guideline and voting policy is maintained by the Advisor, and a complete copy of the Guidelines is available upon request.

Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between Fund shareholders and the Advisor, the Distributor or any affiliates thereof. Due to the limited nature of the Advisor’s activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor potential conflicts of interest. In the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy Committee will disclose to the Board of Trustees the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Record of Proxy Voting

The Advisor, with the assistance of ISS, shall maintain for a period of at least five years a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year. Information on how the Funds voted proxies relating to portfolio securities for the 12-month (or shorter) period ended June 30 will be available (1) without charge, upon request, by calling the Advisor at 1-866-PRO-5125, (2) on the Trust’s website, and (3) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY

The Trust has adopted a policy regarding the disclosure of information about each Fund’s portfolio holdings, which is reviewed on an annual basis. The Board of Trustees must approve all material amendments to this policy. A complete schedule of each Fund’s portfolio holdings as of the end of each fiscal quarter will be filed with the SEC (and publicly available) within 60 days of the end of the first and third fiscal quarters and within 70 days of the second and fourth quarters. In addition, each Fund’s portfolio holdings will be publicly disseminated each day the Funds are open for business via the Funds’ website at www.ProShares.com.

The portfolio composition file (“PCF”) and the IOPV file, which contain equivalent portfolio holdings information, will be made available as frequently as daily to the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which the Funds create and redeem Shares. Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of Funds in the secondary market.

Daily access to the PCF and IOPV file is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants, and (ii) to other personnel of the Advisor and the Funds’ distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) in other circumstances except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s CCO or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Advisor or Distributor and such disclosure serves a legitimate business purpose. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure.

OTHER SERVICE PROVIDERS

Administrator and Fund Accounting Agent

JPMorgan Chase Bank, National Association, One Beacon Street, 19th Floor, Boston, MA 02108, acts as Administrator to the Funds pursuant to an administration agreement dated June 16, 2006, as amended from time to time. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping and internal accounting; the determination of NAVs; and the preparation and filing of all financial reports, and all other materials, except registration statements and proxy statements, required to be filed or furnished by the Funds under federal and state securities laws. Citi Fund Services Ohio, Inc. (“Citi”), located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, an indirect wholly-owned subsidiary of Citibank N.A., provides regulatory administrative services to the Trust (altogether, the “Regulatory Administrative Services”). For its services, Citi is paid a set fee allocated equally among each of the Funds.

The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Prior to January 2012, the Administrator provided the Regulatory Administrative Services to the Funds. For these services (including the Regulatory Administrative Services) each Fund that was operational for the period indicated paid the Administrator the amounts set forth below. Because the New Funds were not operational at the end of the Trust’s last fiscal year, information on fees paid to the Administrator on behalf of the New Funds is not included in this SAI.

Fund	Fees Paid to the Administrator during the Fiscal Year Ended May 31, 2013	Fees Paid to Citi during the Fiscal Period Ended May 31, 2013
USD Covered Bond	$18,974	$273
German Sovereign/Sub-Sovereign ETF	$36,924	$103
High Yield–Interest Rate Hedged	$1,008	$15
Global Listed Private Equity ETF	$2,007	$39
Hedge Replication ETF	$85,494	$720
Large Cap Core Plus	$114,272	$2,257
Merger ETF	$3,470	$58
RAFI® Long/Short	$95,524	$413
30 Year TIPS/TSY Spread	$39,695	$99
Short 30 Year TIPS/TSY Spread	$39,621	$95
UltraPro 10 Year TIPS/TSY Spread	$33,048	$86
UltraPro Short 10 Year TIPS/TSY Spread	$32,996	$84
Short S&P500®	$230,461	$46,212
Short QQQ®	$102,505	$5,633
Short Dow30SM	$111,828	$6,603
Short MidCap400	$56,804	$639
Short Russell2000	$144,619	$10,740
Short SmallCap600	$59,975	$847
UltraShort Russell3000	$56,801	$34
UltraShort S&P500®	$231,424	$47,210
UltraShort QQQ®	$147,293	$11,108
UltraShort Dow30SM	$116,206	$7,134
UltraShort MidCap400	$56,806	$705
UltraShort Russell2000	$122,765	$7,930
UltraShort SmallCap600	$56,804	$291
UltraPro Short S&P500®	$161,103	$13,204
UltraPro Short QQQ®	$88,216	$4,133
UltraPro Short Dow30SM	$69,548	$2,331
UltraPro Short MidCap400	$56,802	$201
UltraPro Short Russell2000	$61,799	$1,677
UltraShort Russell1000 Value	$56,801	$36

Fund	Fees Paid to the Administrator during the Fiscal Year Ended May 31, 2013	Fees Paid to Citi during the Fiscal Period Ended May 31, 2013
UltraShort Russell1000 Growth	$56,801	$57
UltraShort Russell MidCap Value	$56,801	$30
UltraShort Russell MidCap Growth	$56,801	$45
UltraShort Russell2000 Value	$56,801	$96
UltraShort Russell2000 Growth	$56,801	$165
Short Basic Materials	$56,801	$200
Short Financials	$63,565	$1,801
Short Oil & Gas	$56,801	$125
Short Real Estate	$56,804	$639
Short KBW Regional Banking	$56,801	$98
UltraShort Basic Materials	$56,781	$1,030
UltraShort Nasdaq Biotechnology	$56,801	$124
UltraShort Consumer Goods	$56,802	$69
UltraShort Consumer Services	$56,801	$182
UltraShort Financials	$92,339	$4,581
UltraShort Health Care	$56,801	$115
UltraShort Industrials	$56,801	$158
UltraShort Oil & Gas	$62,731	$1,748
UltraShort Real Estate	$73,600	$2,742
UltraShort Semiconductors	$56,800	$295
UltraShort Technology	$56,800	$265
UltraShort Telecommunications	$56,801	$48
UltraShort Utilities	$56,802	$68
UltraPro Short Financials	$2,479	$53
Short MSCI EAFE	$87,287	$4,060
Short MSCI Emerging Markets	$108,932	$6,326
Short FTSE China 25	$56,801	$220
UltraShort MSCI EAFE	$43,409	$327
UltraShort MSCI Emerging Markets	$63,925	$1,862
UltraShort FTSE Europe	$79,877	$3,376
UltraShort MSCI Pacific ex-Japan	$56,801	$47
UltraShort MSCI Brazil Capped	$56,808	$401
UltraShort FTSE China 25	$83,960	$3,732
UltraShort MSCI Japan	$56,803	$244
UltraShort MSCI Mexico Capped IMI	$56,801	$46
Short 7-10 Year Treasury	$56,801	$475
Short 20+ Year Treasury	$195,662	$21,719
Short High Yield	$56,817	$1,028
Short Investment Grade Corporate	$56,791	$100
UltraShort 3-7 Year Treasury	$56,801	$120
UltraShort 7-10 Year Treasury	$120,140	$7,641
UltraShort 20+ Year Treasury	$262,624	$78,613
UltraShort TIPS	$56,801	$111
UltraPro Short 20+ Year Treasury	$30,159	$666
Ultra Russell3000	$104,211	$125
Ultra S&P500®	$280,622	$39,936
Ultra QQQ®	$225,512	$15,426
Ultra Dow30SM	$154,743	$5,477
Ultra MidCap400	$165,350	$8,922
Ultra Russell2000	$200,748	$13,270

Fund	Fees Paid to the Administrator during the Fiscal Year Ended May 31, 2013	Fees Paid to Citi during the Fiscal Period Ended May 31, 2013
Ultra SmallCap600	$96,122	$561
UltraPro S&P500®	$176,134	$7,607
UltraPro QQQ®	$159,978	$6,015
UltraPro Dow30SM	$96,088	$1,272
UltraPro MidCap400	$96,125	$669
UltraPro Russell2000	$121,867	$2,118
Ultra Russell1000 Value	$96,351	$144
Ultra Russell1000 Growth	$96,025	$377
Ultra Russell MidCap Value	$95,894	$169
Ultra Russell MidCap Growth	$95,654	$232
Ultra Russell2000 Value	$100,159	$228
Ultra Russell2000 Growth	$99,338	$313
Ultra Basic Materials	$136,030	$3,910
Ultra Nasdaq Biotechnology	$98,772	$1,156
Ultra Consumer Goods	$94,680	$396
Ultra Consumer Services	$94,967	$322
Ultra Financials	$241,696	$19,278
Ultra Health Care	$96,953	$1,269
Ultra Industrials	$95,002	$518
Ultra Oil & Gas	$152,778	$5,325
Ultra Real Estate	$188,645	$9,300
Ultra KBW Regional Banking	$94,467	$94
Ultra Semiconductors	$94,463	$865
Ultra Technology	$110,510	$2,057
Ultra Telecommunications	$94,342	$113
Ultra Utilities	$94,507	$442
UltraPro Financials	$7,226	$103
Ultra MSCI EAFE	$56,800	$274
Ultra MSCI Emerging Markets	$56,796	$809
Ultra FTSE Europe	$56,800	$175
Ultra MSCI Pacific ex-Japan	$56,800	$67
Ultra MSCI Brazil Capped	$56,797	$288
Ultra FTSE China 25	$56,795	$836
Ultra MSCI Japan	$56,790	$497
Ultra MSCI Mexico Capped IMI	$56,800	$80
Ultra 7-10 Year Treasury	$151,015	$8,386
Ultra 20+ Year Treasury	$93,302	$458
Ultra High Yield	$56,793	$123
Ultra Investment Grade Corporate	$56,801	$124

Fund	Fees Paid to the Administrator during the Fiscal Year Ended May 31, 2012	Fees Paid to Citi during the Fiscal Period Ended May 31, 2012
USD Covered Bond	$544	$0
German Sovereign/Sub-Sovereign ETF	$1,792	$33
Large Cap Core Plus	$109,047	$723
Hedge Replication ETF	$21,884	$139

Fund	Fees Paid to the Administrator during the Fiscal Year Ended May 31, 2012	Fees Paid to Citi during the Fiscal Period Ended May 31, 2012
RAFI® Long/Short	$59,882	$124
30 Year TIPS/TSY Spread	$1,964	$33
Short 30 Year TIPS/TSY Spread	$1,905	$32
UltraPro 10 Year TIPS/TSY Spread	$1,559	$25
UltraPro Short 10 Year TIPS/TSY Spread	$1,547	$24
Short S&P500®	$229,017	$16,309
Short QQQ®	$100,031	$1,767
Short Dow30SM	$104,418	$2,310
Short MidCap400	$49,873	$244
Short Russell2000	$141,610	$3,109
Short SmallCap600	$51,229	$181
UltraShort Russell3000	$59,145	$14
UltraShort S&P500®	$230,081	$16,540
UltraShort QQQ®	$164,888	$4,784
UltraShort Dow30SM	$115,300	$2,354
UltraShort MidCap400	$49,707	$287
UltraShort Russell2000	$124,753	$2,212
UltraShort SmallCap600	$54,378	$112
UltraPro Short S&P500®	$144,182	$4,502
UltraPro Short QQQ®	$65,562	$1,034
UltraPro Short Dow30SM	$52,357	$630
UltraPro Short MidCap400	$57,110	$76
UltraPro Short Russell2000	$51,742	$492
UltraShort Russell1000 Value	$59,059	$15
UltraShort Russell1000 Growth	$58,535	$26
UltraShort Russell MidCap Value	$59,144	$13
UltraShort Russell MidCap Growth	$58,968	$17
UltraShort Russell2000 Value	$58,073	$39
UltraShort Russell2000 Growth	$55,842	$103
Short Basic Materials	$57,993	$58
Short Financials	65,707	$758
Short Oil & Gas	$57,176	$61
Short Real Estate	$51,248	$288
Short KBW Regional Banking	$56,169	$59
UltraShort Basic Materials	$55,905	$443
UltraShort Nasdaq Biotechnology	$58,791	$32
UltraShort Consumer Goods	$58,420	$26
UltraShort Consumer Services	$56,642	$78
UltraShort Financials	$115,642	$2,258
UltraShort Health Care	$58,697	$30
UltraShort Industrials	$57,457	$47
UltraShort Oil & Gas	$61,129	$701
UltraShort Real Estate	$77,924	$1,085
UltraShort Semiconductors	$54,926	$129
UltraShort Technology	$55,979	$101
UltraShort Telecommunications	$58,978	$19
UltraShort Utilities	$58,750	$27
Short MSCI EAFE	$88,650	$1,400
Short MSCI Emerging Markets	$98,881	$1,807
Short FTSE China 25	$57,301	$85

Fund	Fees Paid to the Administrator during the Fiscal Year Ended May 31, 2012	Fees Paid to Citi during the Fiscal Period Ended May 31, 2012
UltraShort MSCI EAFE	$54,027	$156
UltraShort MSCI Emerging Markets	$60,225	$625
UltraShort FTSE Europe	$66,619	$1,079
UltraShort MSCI Pacific ex-Japan	$58,981	$17
UltraShort MSCI Brazil Capped	$56,003	$107
UltraShort FTSE China 25	$85,228	$1,437
UltraShort MSCI Japan	$54,888	$104
UltraShort MSCI Mexico Capped IMI	$59,003	$16
Short 7-10 Year Treasury	$20,419	$149
Short 20+ Year Treasury	$186,921	$6,561
Short High Yield	$37,655	$252
Short Investment Grade Corporate	$11,868	$29
UltraShort 3-7 Year Treasury	$12,014	$37
UltraShort 7-10 Year Treasury	$130,727	$3,014
UltraShort 20+ Year Treasury	$277,412	$27,359
UltraShort TIPS	$19,021	$21
UltraPro Short 20+ Year Treasury	$631	$13
Ultra Russell3000	$103,918	$51
Ultra S&P500®	$271,363	$13,295
Ultra QQQ®	$223,743	$5,239
Ultra Dow30SM	$158,984	$2,150
Ultra MidCap400	$122,435	$1,601
Ultra Russell2000	$154,991	$2,467
Ultra SmallCap600	$91,006	$256
UltraPro S&P500®	$166,871	$2,355
UltraPro QQQ®	$133,264	$1,590
UltraPro Dow30SM	$89,804	$567
UltraPro MidCap400	$90,813	$287
UltraPro Russell2000	$108,974	$928
Ultra Russell1000 Value	$98,103	$57
Ultra Russell1000 Growth	$95,881	$123
Ultra Russell MidCap Value	$97,567	$54
Ultra Russell MidCap Growth	$95,585	$106
Ultra Russell2000 Value	$99,557	$86
Ultra Russell2000 Growth	$97,264	$144
Ultra Basic Materials	$151,405	$1,835
Ultra Nasdaq Biotechnology	$92,518	$175
Ultra Consumer Goods	$94,422	$106
Ultra Consumer Services	$95,131	$77
Ultra Financials	$240,275	$7,177
Ultra Health Care	$87,582	$333
Ultra Industrials	$90,939	$221
Ultra Oil & Gas	$160,972	$2,194
Ultra Real Estate	$182,152	$3,055
Ultra KBW Regional Banking	$96,592	$40
Ultra Semiconductors	$86,021	$373
Ultra Technology	$110,010	$873
Ultra Telecommunications	$96,231	$29
Ultra Utilities	$93,330	$161
Ultra MSCI EAFE	$57,652	$75

Fund	Fees Paid to the Administrator during the Fiscal Year Ended May 31, 2012	Fees Paid to Citi during the Fiscal Period Ended May 31, 2012
Ultra MSCI Emerging Markets	$62,763	$226
Ultra FTSE Europe	$59,183	$22
Ultra MSCI Pacific ex-Japan	$59,135	$25
Ultra MSCI Brazil Capped	$56,531	$117
Ultra FTSE China 25	$51,844	$265
Ultra MSCI Japan	$52,743	$184
Ultra MSCI Mexico Capped IMI	$59,460	$15
Ultra 7-10 Year Treasury	$112,579	$464
Ultra 20+ Year Treasury	$91,186	$120
Ultra High Yield	$9,542	$27
Ultra Investment Grade Corporate	$9,430	$20

Fund	Fees Paid to the Administrator during the Fiscal Year Ended May 31, 2011
Large Cap Core Plus	$111,044
RAFI® Long/Short	$9,925
Short S&P500®	$256,460
Short QQQ®	$129,486
Short Dow30SM	$137,213
Short MidCap400	$80,907
Short Russell2000	$146,164
Short SmallCap600	$80,900
UltraShort Russell3000	$74,903
UltraShort S&P500®	$278,327
UltraShort QQQ®	$211,737
UltraShort Dow30SM	$169,658
UltraShort MidCap400	$80,899
UltraShort Russell2000	$169,274
UltraShort SmallCap600	$80,898
UltraPro Short S&P500®	$150,054
UltraPro Short QQQ®	$76,407
UltraPro Short Dow30SM	$54,732
UltraPro Short MidCap400	$28,528
UltraPro Short Russell2000	$56,087
UltraShort Russell1000 Value	$80,896
UltraShort Russell1000 Growth	$80,896
UltraShort Russell MidCap Value	$80,896
UltraShort Russell MidCap Growth	$80,896
UltraShort Russell2000 Value	$80,898
UltraShort Russell2000 Growth	$80,902
Short Basic Materials	$22,129
Short Financials	$97,740
Short Oil & Gas	$80,900
Short Real Estate	$42,741
Short KBW Regional Banking	$44,770
UltraShort Basic Materials	$94,471

Fund	Fees Paid to the Administrator during the Fiscal Year Ended May 31, 2011
UltraShort Nasdaq Biotechnology	$18,531
UltraShort Consumer Goods	$80,894
UltraShort Consumer Services	$80,890
UltraShort Financials	$170,481
UltraShort Health Care	$80,896
UltraShort Industrials	$80,890
UltraShort Oil & Gas	$97,535
UltraShort Real Estate	$143,864
UltraShort Semiconductors	$80,900
UltraShort Technology	$80,901
UltraShort Telecommunications	$80,897
UltraShort Utilities	$80,895
Short MSCI EAFE	$99,508
Short MSCI Emerging Markets	$129,423
Short FTSE China 25	$25,306
UltraShort MSCI EAFE	$80,911
UltraShort MSCI Emerging Markets	$106,585
UltraShort FTSE Europe	$82,613
UltraShort MSCI Pacific ex-Japan	$77,876
UltraShort MSCI Brazil Capped	$81,022
UltraShort FTSE China 25	$129,620
UltraShort MSCI Japan	$80,902
UltraShort MSCI Mexico Capped IMI	$77,972
Short 7-10 Year Treasury	$1,428
Short 20+ Year Treasury	$203,136
Short High Yield	$1,788
Short Investment Grade Corporate	$1,113
UltraShort 3-7 Year Treasury	$985
UltraShort 7-10 Year Treasury	$166,484
UltraShort 20+ Year Treasury	$341,730
UltraShort TIPS	$1,805
Ultra Russell3000	$105,210
Ultra S&P500®	$287,477
Ultra QQQ®	$253,291
Ultra Dow30SM	$184,701
Ultra MidCap400	$134,368
Ultra Russell2000	$175,170
Ultra SmallCap600	$103,147
UltraPro S&P500®	$164,947
UltraPro QQQ®	$126,822
UltraPro Dow30SM	$53,858
UltraPro MidCap400	$68,482
UltraPro Russell2000	$89,561
Ultra Russell1000 Value	$103,421
Ultra Russell1000 Growth	$103,216
Ultra Russell MidCap Value	$102,938
Ultra Russell MidCap Growth	$102,731
Ultra Russell2000 Value	$105,869
Ultra Russell2000 Growth	$105,720
Ultra Basic Materials	$187,550
Ultra Nasdaq Biotechnology	$24,812

Fund	Fees Paid to the Administrator during the Fiscal Year Ended May 31, 2011
Ultra Consumer Goods	$101,344
Ultra Consumer Services	$101,623
Ultra Financials	$279,237
Ultra Health Care	$101,388
Ultra Industrials	$101,807
Ultra Oil & Gas	$198,960
Ultra Real Estate	$222,643
Ultra KBW Regional Banking	$23,727
Ultra Semiconductors	$111,613
Ultra Technology	$137,196
Ultra Telecommunications	$101,013
Ultra Utilities	$101,181
Ultra MSCI EAFE	$100,626
Ultra MSCI Emerging Markets	$101,102
Ultra FTSE Europe	$15,509
Ultra MSCI Pacific ex-Japan	$15,109
Ultra MSCI Brazil Capped	$27,589
Ultra FTSE China 25	$101,131
Ultra MSCI Japan	$100,719
Ultra MSCI Mexico Capped IMI	$13,287
Ultra 7-10 Year Treasury	$55,343
Ultra 20+ Year Treasury	$57,556
Ultra High Yield	$1,074
Ultra Investment Grade Corporate	$1,100

Custodian and Index Receipt Agent

JPMorgan Chase Bank, National Association(“JPM”) also acts as Custodian and Index Receipt Agent to the Funds. JPM is located at 4 MetroTech Center, Brooklyn, NY 11245.

The Custodian is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities, collecting the Funds’ interest and dividends, and performing certain administrative duties, all as directed by authorized persons. The Custodian is also responsible for the appointment and oversight of any sub-custodian banks and for providing reports regarding such sub-custodian banks and clearing agencies.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) serves as independent registered public accounting firm to the Funds. PwC provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PwC is located at 100 East Pratt Street, Suite 1900, Baltimore, MD 21202.

Legal Counsel

Ropes & Gray LLP serves as counsel to the Funds. Ropes & Gray LLP is located at Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Principal Financial Officer/Treasurer Services

The Trust has entered into an agreement with Foreside Management Services, LLC (“Foreside”), pursuant to which Foreside provides the Trust with the services of an individual to serve as the Trust’s Principal Financial Officer and Treasurer. Neither Foreside nor the Treasurer have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund. The Trust pays Foreside an annual flat fee of $100,000 per year and an additional annual flat fee of $3,500 per Fund, and will reimburse Foreside for certain out-of-pocket expenses incurred by Foreside in providing services to the Trust. For the fiscal years ended May 31, 2011, May 31, 2012 and May 31, 2013, the Trust paid $455,930, $489,324, and $515,075, respectively, to Foreside for services pursuant to its agreement. Foreside is located at Three Canal Plaza, Suite 100, Portland, ME 04101.

Distributor

SEI Investments Distribution Co. (“SEI”) serves as the distributor and principal underwriter in all fifty states and the District of Columbia. SEI is located at One Freedom Valley Drive, Oaks, PA 19456. The Distributor has no role in determining the investment policies of the Trust or any of the Funds, or which securities are to be purchased or sold by the Trust or any of the Funds. For the fiscal years ended May 31, 2011, May 31, 2012 and May 31, 2013, ProShare Advisors paid $1,189,583, $1,541,365, and $2,048,750, respectively, to the Distributor as compensation for services. The payment for the fiscal year ended May 31, 2013 reflects payment for fourteen months of service.

Distribution and Service Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Board. The Distribution and Service Plan may be terminated at any time by a majority of the Board or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected Fund on not less than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Board has determined that, in its judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Board’s quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, the Trustees will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses. There are currently no plans to impose distribution fees.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by ProShare Advisors or the Administrator. Fund expenses include but are not limited to: the investment advisory fee; management services fee; administrative fees, index receipt agent fees, principal financial officer/treasurer services fees; compliance service fees, anti-money laundering administration fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees; listing fees; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on May 29, 2002, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board of Trustees may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.

All Shares of the Trust are freely transferable. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series or class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Declaration of Trust confers upon the Board of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the Officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any Funds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances where the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PURCHASE AND REDEMPTION OF SHARES

The Trust issues and redeems Shares only in aggregations of Creation Units.

For the following Funds, a Creation Unit is comprised of 50,000 Shares:

	Short International	Ultra International
German Sovereign/Sub-Sovereign ETF	Short FTSE China 25	Ultra MSCI EAFE
High Yield–Interest Rate Hedged	UltraShort FTSE Europe	Ultra MSCI Emerging Markets
Investment Grade–Interest Rate Hedged	UltraShort MSCI Pacific ex-Japan	Ultra FTSE Europe
Short Term USD Emerging Markets Bond ETF	UltraShort MSCI Brazil Capped	Ultra MSCI Pacific ex-Japan
DJ Brookfield Global Infrastructure ETF	UltraShort MSCI Mexico Capped IMI	Ultra MSCI Brazil Capped
Global Listed Private Equity ETF		Ultra FTSE China 25
Hedge Replication ETF		Ultra MSCI Japan
Large Cap Core Plus	Short Fixed Income	Ultra MSCI Mexico Capped IMI
Merger ETF	Short 20+ Year Treasury
RAFI® Long/Short	Short High Yield
S&P 500 Aristocrats ETF	Short Investment Grade Corporate	Ultra Fixed Income
30 Year TIPS/TSY Spread	UltraShort TIPS	Ultra 7-10 Year Treasury
Short 30 Year TIPS/TSY Spread	UltraPro Short 20+ Year Treasury	Ultra 20+ Year Treasury
UltraPro 10 Year TIPS/TSY Spread		Ultra High Yield
UltraPro Short 10 Year TIPS/TSY Spread	Geared - Ultra	Ultra Investment Grade Corporate
Ultra Market Cap
Geared-Short	Ultra Russell3000
Short MarketCap Funds	UltraPro S&P500®
UltraShort Russell3000	UltraPro QQQ®
UltraPro Short S&P500®	UltraPro Dow30SM
UltraPro Short QQQ®	UltraPro MidCap400
UltraPro Short Dow30SM	UltraPro Russell2000
UltraPro Short MidCap400	Ultra Sector Ultra Nasdaq Biotechnology Ultra KBW Regional Banking UltraPro Financials
UltraPro Short Russell2000
Short Sector Funds
Short Basic Materials
Short Real Estate
Short KBW Regional Banking
UltraShort Nasdaq Biotechnology
UltraPro Short Financials

For the USD Covered Bond, a Creation Unit is comprised of 65,000 shares.

For the Short 7-10 Year Treasury and the UltraShort 3-7 Year Treasury, a Creation Unit is comprised of 25,000 Shares.

For all other Funds, a Creation Unit is comprised of 75,000 Shares.

The value of such Creation Unit for each Fund, other than the Funds specified below, as of each such Fund’s inception was $5,250,000.

The value of such Creation Unit for the USD Covered Bond as of that Fund’s inception was $13,000,000.

The value of such Creation Unit for the High Yield–Interest Rate Hedged, the Investment Grade–Interest Rate Hedged, the Short Term USD Emerging Markets Bond ETF, the UltraPro Short S&P500®, the UltraPro Short QQQ®, the UltraPro Short Dow30SM, the UltraPro Short MidCap400, the UltraPro Short Russell2000, the Short High Yield, the Short Investment Grade Corporate, the UltraShort 3-7 Year Treasury, the UltraPro S&P500®, the UltraPro QQQ®, the UltraPro Dow30SM, the UltraPro MidCap400 and the UltraPro Russell2000 as of each such Fund’s inception was $4,000,000.

The value of such Creation Unit for the Ultra 7-10 Year Treasury and the Ultra 20+ Year Treasury as of each such Fund’s inception was $3,500,000.

The value of such Creation Unit for the Short KBW Regional Banking, the UltraShort Nasdaq Biotechnology, the UltraShort MSCI Brazil Capped, the UltraShort MSCI Mexico Capped IMI, the Ultra Nasdaq Biotechnology, the Ultra KBW Regional Banking, the Ultra MSCI EAFE, the Ultra MSCI Emerging Markets, the Ultra FTSE China 25 and the Ultra MSCI Japan as of each such Fund’s inception was $3,000,000.

The value of such Creation Unit for the Short Basic Materials, the Short Real Estate, the Short FTSE China 25 and the Short 20+ Year Treasury as of each such Fund’s inception was $2,500,000.

The value of such Creation Unit for the German Sovereign/Sub-Sovereign ETF, the DJ Brookfield Global Infrastructure ETF, the Global Listed Private Equity ETF, the Hedge Replication ETF, the Large Cap Core Plus, the Merger ETF, the S&P 500 Aristocrats ETF, the 30 Year TIPS/TSY Spread, the Short 30 Year TIPS/TSY Spread, the UltraPro 10 Year TIPS/TSY Spread, the UltraPro Short 10 Year TIPS/TSY Spread, the UltraShort Russell3000, the UltraPro Short Financials, the UltraShort FTSE Europe, the UltraShort MSCI Pacific ex-Japan, the UltraShort TIPS, the Ultra Russell3000, the UltraPro Financials, the Ultra High Yield and the Ultra Investment Grade Corporate as of each such Fund’s inception was $2,000,000.

The value of such Creation Unit for the UltraPro Short 20+ Year Treasury as of such Fund’s inception was $1,250,000.

The value of such Creation Unit for the Ultra FTSE Europe, the Ultra MSCI Pacific ex-Japan, the Ultra MSCI Brazil Capped and the Ultra MSCI Mexico Capped IMI as of each such Fund’s inception was $1,500,000.

The value of such Creation Unit for the Short 7-10 Year Treasury as of such Fund’s inception was $1,000,000.

The Board of Trustees of the Trust reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

Purchase and Issuance of Creation Units

The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the Exchange upon which it is listed is open for business.

Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount, defined below, and the Transaction Fee, described below in “Transaction Fees”. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.

As described below, at the discretion of the Advisor, the Funds may, at times, only accept in-kind purchase orders from Authorized Participants.

Portfolio Deposit

The consideration for purchase of a creation unit of a Fund may, at the discretion of the Advisor, consist of the in-kind deposit of a designated portfolio of securities (“Deposit Securities”) constituting a representation of the index for the Fund, the Balancing Amount, and the appropriate Transaction Fee (collectively, the “Portfolio Deposit”). The “Balancing Amount” will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities (or in the case of redemptions, the total aggregate market value of the Fund Securities as defined below) and the NAV of the Creation Units being purchased and will be paid to, or received from, the Trust after the NAV has been calculated.

The Index Receipt Agent makes available through the NSCC on each Business Day, either immediately prior to the opening of business on the Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each applicable Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of such Fund until the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by ProShare Advisors with a view to the investment objective of the applicable Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. The adjustments described above will reflect changes, known to ProShare Advisors on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Fund, or resulting from stock splits and other corporate actions. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. A Transaction Fee may be assessed on any “cash in lieu” amounts, as further described below under “Transaction Fees”. For the High Yield–Interest Rate Hedged, the Investment Grade–Interest Rate Hedged and the Short Term USD Emerging Markets Bond ETF, a minimum of 70% of the Deposit Securities must be delivered, unless such purchase is made on a cash-only basis.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each applicable Fund, will be made available.

Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit may have a greater value than the NAV of the Shares on the date the order is placed in proper form because, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) up to 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). Additional amounts of cash may be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount up to 115% of the daily mark-to-market value of the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or any sub-custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee, as described below, will be charged in all cases. The delivery of Shares so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Cash Purchase Amount

Creation Units of all Funds may, at the discretion of the Advisor, be sold for cash (the “Cash Purchase Amount”). Creation Units are sold at their NAV plus a Transaction Fee, as described below. The Advisor may also restrict purchases of Creation Units to be on a cash-only basis at any time and without prior notice, in all cases at the Advisor’s discretion.

Purchases through the Clearing Process

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process, though orders for Global Funds (as defined below) may not be placed through the Clearing Process. In either case, a purchase order for the USD Covered Bond, the Short Term USD Emerging Markets Bond ETF, the 30 Year TIPS/TSY Spread, the Short 30 Year TIPS/TSY Spread, the UltraPro 10 Year TIPS/TSY Spread, the UltraPro Short 10 Year TIPS/TSY Spread, or a Short or Ultra Fixed Income ProShares Fund must be received by the Distributor by 2:30 p.m. Eastern Time (or by 3:00 p.m. Eastern Time, if transmitted by mail; 4:00 p.m. Eastern Time if transmitted by mail on behalf of the Short High Yield, the Short Investment Grade Corporate, the Ultra High Yield or the Ultra Investment Grade Corporate) in order to receive that day’s closing NAV per Share. A purchase order for the High Yield–Interest Rate Hedged or the Investment Grade–Interest Rate Hedged must be received by the Distributor by 3:00 p.m. Eastern Time in order to receive that day’s closing NAV per Share. A purchase order for the DJ Brookfield Global Infrastructure ETF, the Global Listed Private Equity ETF or the Merger ETF must be received by the Distributor between 4:01 p.m. and 5:00 p.m., Eastern Time on any Business Day in order to receive the next Business Day’s NAV. For all other Funds (except the German Sovereign/Sub-Sovereign ETF), a purchase order must be received by the Distributor by 3:30 p.m. Eastern Time (or by 4:00 p.m. Eastern Time, if transmitted by mail). For the German Sovereign/Sub-Sovereign ETF, a purchase order must be received by the Distributor prior to 9:30 a.m. Eastern Time (or by 11:15 a.m. Eastern Time, if transmitted by mail) (these times may vary due to differences in when daylight savings time is effective between London and New York time. The actual cut-off time is 2:30 p.m. London Time or 4:15 p.m. London Time, if transmitted by mail) in order to receive that day’s closing NAV per Share. These cutoff times may be earlier in the event the relevant Exchange or any relevant bond market closes early.

To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Funds’ transfer agent (the “Transfer Agent”) to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Balancing Amount to the Trust, together with the Transaction Fee and such additional information as may be required by the Distributor.

Purchases Outside the Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC or as described below for Global Funds (defined below). Purchases (and redemptions) of Creation Units of the Matching and Ultra ProShares Funds settled outside the Clearing Process will be subject to a higher Transaction Fee than those settled through the Clearing Process. Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the transmittal date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Balancing Amount (for the Matching and Ultra ProShares Funds), each as applicable and at the discretion of the Advisor, or of the Cash Purchase Amount together with the applicable Transaction Fee.

For Funds holding Non-U.S. Investments (“Global Funds”), when a purchase order is placed, the Distributor will inform the Advisor and the Custodian. The Custodian shall cause local sub-custodians of the applicable Global Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Deposit Securities “free of payment,” with any appropriate adjustments as advised by the Trust, in accordance with the terms and conditions applicable to such account in such jurisdiction. If applicable, the sub-custodian(s) will confirm to the Custodian that the required Deposit Securities have been delivered and the Custodian will notify the Advisor and Distributor. The Authorized Participant must also make available to the Custodian no later than 12:00 noon Eastern Time or earlier in the event that the relevant Exchange or the relevant bond markets close early, by the third Business Day after the order is deemed received, through the Federal Reserve Bank wire transfer system, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Balancing Amount next determined after acceptance of the purchase order, together with any applicable Transaction Fees. For Global Funds, the Index Receipt Agent will not make available through the NSCC on each Business Day, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit.

Rejection of Purchase Orders

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) the Deposit Securities delivered are not as specified by ProShare Advisors and ProShare Advisors has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c) acceptance of the purchase transaction order would have certain adverse tax consequences to the Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase order transaction would otherwise, in the discretion of the Trust or ProShare Advisors, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an in-kind deposit, exceeds a purchase authorization limit extended to an Authorized Participant by the Custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the Custodian prior to the relevant cut-off time for the Fund on the transmittal date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and ProShare Advisors make it impractical to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a

Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

As described below, at the discretion of the Advisor, the Funds may, at times, only accept in kind redemption orders from Authorized Participants.

Redemption in Fund Securities

Each Fund may provide redemptions in portfolio securities or cash at the Advisor’s discretion. With respect to the Matching and Ultra ProShares Funds, the Index Receipt Agent makes available through the NSCC immediately prior to the opening of business on the Exchange on each day that the Exchange is open for business the portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). These securities, at times, may not be identical to Deposit Securities which are applicable to a purchase of Creation Units. The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeeming shareholder a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

The redemption proceeds for a Creation Unit generally consist of Fund Securities, as announced by the Index Receipt Agent through the NSCC on any Business Day, plus the Balancing Amount. The redemption Transaction Fee described below is deducted from such redemption proceeds.

Redemption in Cash

A Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption Transaction Fee and additional charge for requested cash redemptions, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).

For certain redemptions, the proceeds will consist solely of cash in an amount equal to the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption Transaction Fee described below (the “Cash Redemption Amount”).

Suspension or Postponement of Right of Redemption

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; (4) in such other circumstance as is permitted by the SEC; or (5) for up to 14 calendar days for any of the Global Funds or Short or Ultra International ProShares Funds during an international local holiday, as described below in “Other Information”.

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units of Funds through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order for the USD Covered Bond, the Short Term USD Emerging Markets Bond ETF, the 30 Year TIPS/TSY Spread, the Short 30 Year TIPS/TSY Spread, the UltraPro 10 Year TIPS/TSY Spread, the UltraPro Short 10 Year TIPS/TSY Spread, or a Short or Ultra Fixed Income ProShares Fund must be received by the Distributor by 2:30 p.m. Eastern Time (or by 3:00 p.m. Eastern Time, if transmitted by mail; 4:00 p.m. Eastern Time, if transmitted on behalf of the Short High Yield, the Short Investment Grade Corporate, the Ultra High Yield or the Ultra Investment Grade Corporate) in order to receive that day’s closing NAV per Share. A redemption order for the High Yield–Interest Rate Hedged or the Investment Grade–Interest Rate Hedged must be received by the Distributor by 3:00 p.m. Eastern Time in order to receive that day’s closing NAV per Share. For all other Funds, except for the Global Funds, a redemption order must be received by the Distributor by 3:30 p.m. Eastern Time (or by 4:00 p.m. Eastern Time, if transmitted by mail) in order to receive that day’s closing NAV per Share. These cutoff times may be earlier in the event the relevant Exchange or any relevant bond market closes early. All other procedures set forth in the Participant Agreement must be followed in order to receive the NAV determined on that day. The requisite Fund Securities and the Balancing Amount (minus a redemption Transaction Fee or additional charges for requested cash redemptions) or the Cash Redemption Amount, as applicable and at the discretion of the Advisor, will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received. Cash-only redemption orders and Global Fund orders may not be placed through the Clearing Process.

Placement of Redemption Orders Outside the Clearing Process

Orders to redeem Creation Units outside the Clearing Process (other than for Global Fund orders), including all cash-only redemptions, must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a “participating party” under the Authorized Participant Agreement, but such orders must state that the DTC Participant is not using the Clearing Process and that the redemption of Creation Units will instead be effected through a transfer of Shares directly through DTC. A redemption order for the USD Covered Bond, the Short Term USD Emerging Markets Bond ETF, the 30 Year TIPS/TSY Spread, the Short 30 Year TIPS/TSY Spread, the UltraPro 10 Year TIPS/TSY Spread, the UltraPro Short 10 Year TIPS/TSY Spread, or a Short or Ultra Fixed Income ProShares Fund must be received by the Distributor by 2:30 p.m. Eastern Time (or by 3:00 p.m. Eastern Time, if transmitted by mail; 4:00 p.m. Eastern Time, if transmitted by mail on behalf of the Short High Yield, the Short Investment Grade Corporate, the Ultra High Yield or the Ultra Investment Grade Corporate) in order to receive that day’s closing NAV per Share. A redemption order for the High Yield–Interest Rate Hedged or the Investment Grade–Interest Rate Hedged must be received by the Distributor by 3:00 p.m. Eastern Time in order to receive that day’s closing NAV per Share. A redemption order for the DJ Brookfield Global Infrastructure ETF, the Global Listed Private Equity ETF or the Merger ETF must be received by the Distributor between 4:01 p.m. and 5:00 p.m., Eastern Time on any Business Day in order to receive the next Business Day’s NAV. For all other Funds, except for the German Sovereign/Sub-Sovereign ETF, a redemption order must be received by the Distributor by 3:30 p.m. Eastern Time (or by 4:00 p.m. Eastern Time, if transmitted by mail) in order to receive that day’s closing NAV per Share. For the German Sovereign/Sub-Sovereign ETF, a redemption request must be received by the Distributor prior to 9:30 a.m. Eastern Time (or by 11:15 a.m. Eastern Time, if transmitted by mail) (these times may vary due to differences in when daylight savings time is effective between London and New York time. The actual cut-off time is 2:30 p.m. London Time or 4:15 p.m. London Time, if transmitted by mail) in order to receive that day’s closing NAV per share. These cutoff times may be earlier in the event the relevant Exchange or any relevant bond market closes early. All other procedures set forth in the Authorized Participant Agreement must be followed in order to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC to the Custodian by the third Business Day (T+3) following such transmittal date. All other procedures set forth in the Authorized Participant Agreement must be properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities and the Balancing Amount (minus a redemption Transaction Fee or additional charges for requested cash redemptions), which are expected to be delivered within three Business Days and the Cash Redemption Amount (by the third Business Day (T+3) following the transmittal date on which such redemption order is deemed received by the Transfer Agent).

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

For Global Funds, the Authorized Participant shall deliver Fund Shares of Global Funds to the Custodian through DTC “free of payment.” The transfer of Fund Shares must be ordered by the DTC Participant on the transmittal date in a timely fashion so as to ensure the delivery of the requisite number of Fund Shares through DTC to the Custodian by no later than 10:00 a.m. Eastern Time of the second Business Day (T+2) immediately following the transmittal date. Authorized Participants should be aware that the deadline for such transfers of Fund Shares through the DTC system may be significantly earlier than the close of business on the primary listing exchange. Those making redemption requests should ascertain the deadline applicable to transfers of Fund Shares through the DTC system by contacting the operations department of the broker or depositary institution affecting the transfer of Fund Shares. The Balancing Amount, if any, must be transferred in U.S. dollars directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern Time on the second Business Day (T+2) immediately following the transmittal date. If the Custodian does not receive both the required Fund Shares and the Balancing Amount, if any, by 10:00 a.m. and 2:00 p.m., respectively, on the second Business Day (T+2) immediately following the transmittal date, such order will be deemed not in proper form and cancelled.

Cancellations

In the event an order is cancelled, the Authorized Participant will be responsible for reimbursing the Fund for all costs associated with cancelling the order, including costs for repositioning the portfolio, provided the Authorized Participant shall not be responsible for such costs if the order was cancelled for reasons outside the Authorized Participant’s control or the Authorized Participant was not otherwise responsible or at fault for such cancellation. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day, with a newly constituted Portfolio Deposit or Fund Securities to reflect the next calculated NAV.

Transaction Fees

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed may be applicable to a creation or redemption transaction. Purchasers of Creation Units of the Matching and Ultra ProShares Funds for cash may also be required to pay an additional charge to compensate the relevant Fund for brokerage, market impact or other expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases. For the High Yield–Interest Rate Hedged, the Investment Grade–Interest Rate Hedged and the Short Term USD Emerging Markets Bond ETF, a Transaction Fee up to 3.00% will be charged on the cash used in lieu of depositing all or a portion of the Deposit Securities or the cash portion of any redemption transaction.

Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

These fees may, in certain circumstances, be paid by the Advisor or otherwise waived.

Determination of NAV

The NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund, except the USD Covered Bond, the German Sovereign/Sub-Sovereign, the High Yield–Interest Rate Hedged, the Investment Grade–Interest Rate Hedged, the Short Term USD Emerging Markets Bond ETF, the 30 Year TIPS/TSY Spread, the Short 30 Year TIPS/TSY Spread, the UltraPro 10 Year TIPS/TSY Spread, the UltraPro Short 10 Year TIPS/TSY Spread, and the Short and Ultra Fixed Income ProShares Funds (other than Short High Yield and Short Investment Grade Corporate), is generally determined as of the close of the regular trading session of the Exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each Business Day. The NAV of each of the USD Covered Bond, the High Yield–Interest Rate Hedged, the Investment Grade–Interest Rate Hedged, the Short Term USD Emerging Markets Bond ETF, the 30 Year TIPS/TSY Spread, the Short 30 Year TIPS/TSY Spread, the UltraPro 10 Year TIPS/TSY Spread, the UltraPro Short 10 Year TIPS/TSY Spread, and the Short and Ultra Fixed Income ProShares Funds (other than the Short High Yield and the Short Investment Grade Corporate) is generally determined at 3:00 p.m. (Eastern Time) on each Business Day. The NAV of the German Sovereign/Sub-Sovereign ETF is typically determined at 11:15 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:15 p.m. London Time) on days where the NYSE Arca is open for trading.

The German Sovereign/Sub-Sovereign ETF, the DJ Brookfield Global Infrastructure ETF, the Global Listed Private Equity ETF and the Merger ETF contain portfolio investments that are primarily listed or traded on foreign markets. To the extent a Fund’s portfolio investments trade in foreign markets on days when a Fund is not open for business or when the primary exchange for the Shares is not open, the value of the Fund’s assets may vary and shareholders may not be able to purchase or sell Fund Shares and Authorized Participants may not be able to create or redeem Creation Units. Also, certain portfolio investments may not be traded on days a Fund is open for business.

Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. Futures contracts and options on securities, indexes and futures contracts are generally valued at their last sale price prior to the time at which the NAV per share of a class of shares of a Fund is determined. Alternatively, fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain other derivatives is performed using procedures approved by the Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deems the price unreliable, it may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The use of a fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead a person to be deemed an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the SEC from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to an ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied if a Fund’s prospectus is made available upon request at the national securities exchange on which the Shares of such Fund trade. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to other transactions.

TAXATION

Overview

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of a Fund’s Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, life insurance companies, banks and other financial institutions, and IRAs and other retirement plans). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund

Each Fund has elected and intends to qualify each year to be treated as a RIC under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, each Fund generally must, among other things:

(a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” as described below (the income described in this subparagraph (a), “Qualifying Income”);

(b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year (or by the end of the 30-day period following the close of such quarter), (i) at least 50% of the fair market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and to an amount not greater than 10% of the outstanding voting securities of such issuer, and (ii) not greater than 25% of the value of its total assets is invested in (x) the securities (other than U.S. government securities and the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in subparagraph (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized directly by the RIC. However, 100% of the net income of a RIC derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in clause (i) of subparagraph (a) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Moreover, the amounts derived from investments in foreign currency will be treated as Qualifying Income for purposes of subparagraph (a) above. There is a possibility that the Internal Revenue Service (“IRS”) could issue guidance contrary to such treatment, which could affect a Fund’s ability to meet the 90% gross income test and adversely affect the manner in which that Fund is managed.

For purposes of the diversification test described in subparagraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If, in any taxable year, a Fund were to fail to meet the 90% gross income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If a Fund were ineligible to or did not cure such a failure for any taxable year, or otherwise failed to qualify as a RIC accorded special tax treatment under the Code, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), would be taxable to shareholders as dividend income. In such a case, distributions from the Fund would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

As noted above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income that is distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

Each of the Funds expects to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain (that is, the excess of its net long-term capital gains over its net short-term capital losses, in each case determined with reference to any loss carryforwards). Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who, in turn, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for federal income tax purposes, the tax basis of Shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The funds are not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Amounts not distributed on a timely basis in accordance with a prescribed formula are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount generally equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all such ordinary income and capital gains that were not distributed in previous years. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 are generally treated as arising on January 1 of the following calendar year. Also, for these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. The Funds intend generally to make distributions sufficient to avoid imposition of the excise tax, although the Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the payment of the excise tax amount is deemed to be de minimis).

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and is paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses forward from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Funds retain or distribute such gains. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (post-2010 losses), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.

The Funds had the following pre-2011 losses capital loss carryforwards as of May 31, 2013. Because the New Funds were not operational at the end of the Trust’s last fiscal year, no information regarding the New Funds’ tax basis net capital loss carryforwards is included in this SAI.

FUND	Capital Loss Carryforwards Expiring October 31, 2016	Capital Loss Carryforwards Expiring October 31, 2017	Capital Loss Carryforwards Expiring October 31, 2018	Capital Loss Carryforwards Expiring October 31, 2019	Total
USD Covered Bond	$0.00	$0.00	$0.00	$0.00	$0.00
German Sovereign/Sub-Sovereign ETF	$0.00	$0.00	$0.00	$0.00	$0.00
High Yield–Interest Rate Hedged	$0.00	$0.00	$0.00	$0.00	$0.00
Global Listed Private Equity ETF	$0.00	$0.00	$0.00	$0.00	$0.00
Hedge Replication ETF	$0.00	$0.00	$0.00	$0.00	$0.00
Large Cap Core Plus	$0.00	$0.00	$0.00	$0.00	$0.00
Merger ETF	$0.00	$0.00	$0.00	$0.00	$0.00
RAFI® Long/Short	$0.00	$0.00	$0.00	$1,128,449	$1,128,449
30 Year TIPS/TSY Spread	$0.00	$0.00	$0.00	$0.00	$0.00
Short 30 Year TIPS/TSY Spread	$0.00	$0.00	$0.00	$0.00	$0.00
UltraPro 10 Year TIPS/TSY Spread	$0.00	$0.00	$0.00	$0.00	$0.00
UltraPro Short 10 Year TIPS/TSY Spread	$0.00	$0.00	$0.00	$0.00	$0.00
Short S&P500®	$0.00	$275,479,255	$396,002,468	$299,866,646	$971,348,369
Short QQQ®	$0.00	$46,413,351	$59,184,627	$61,405,117	$167,003,095
Short Dow30SM	$0.00	$27,666,267	$74,285,143	$36,036,617	$137,988,027
Short MidCap400	$0.00	$14,091,075	$16,663,813	$4,855,600	$35,610,488
Short Russell2000	$0.00	$30,602,995	$85,827,210	$47,621,957	$164,052,162
Short SmallCap600	$0.00	$10,910,309	$9,744,816	$2,717,874	$23,372,999
UltraShort Russell3000	$0.00	$578,178	$1,775,441	$668,346	$3,021,965
UltraShort S&P500®	$0.00	$954,224,900	$1,614,347,476	$880,883,563	$3,449,455,939
UltraShort QQQ®	$0.00	$344,027,075	$546,154,861	$344,692,522	$1,234,874,458
UltraShort Dow30SM	$0.00	$211,568,661	$278,053,840	$125,976,993	$615,599,494
UltraShort MidCap400	$0.00	$62,058,079	$19,240,979	$11,668,164	$92,967,222
UltraShort Russell2000	$0.00	$197,617,837	$371,431,305	$109,741,367	$678,790,509
UltraShort SmallCap600	$0.00	$10,418,599	$18,395,839	$6,372,373	$35,186,811
UltraPro Short S&P500®	$0.00	$21,450,893	$80,591,829	$146,815,109	$248,857,831
UltraPro Short QQQ®	$0.00	$0.00	$13,723,268	$33,201,124	$46,924,392
UltraPro Short Dow30SM	$0.00	$0.00	$9,009,922	$4,829,732	$13,839,654
UltraPro Short MidCap400	$0.00	$0.00	$2,821,723	$1,324,062	$4,145,785
UltraPro Short Russell2000	$0.00	$0.00	$13,054,940	$5,215,974	$18,270,914
UltraShort Russell1000 Value	$0.00	$15,201,628	$5,004,860	$566,134	$20,772,622
UltraShort Russell1000 Growth	$0.00	$18,361,737	$5,849,933	$1,905,520	$26,117,190
UltraShort Russell MidCap Value	$0.00	$4,103,949	$5,044,261	$472,187	$9,620,397
UltraShort Russell MidCap Growth	$0.00	$11,156,011	$4,305,977	$1,659,482	$17,121,470
UltraShort Russell2000 Value	$0.00	$14,216,121	$9,703,125	$2,921,334	$26,840,580
UltraShort Russell2000 Growth	$0.00	$13,016,043	$10,045,451	$4,606,821	$27,668,315
Short Basic Materials	$0.00	$0.00	$429,630	$0.00	$429,630
Short Financials	$0.00	$46,207,656	$34,680,899	$0.00	$80,888,555
Short Oil & Gas	$0.00	$1,584,332	$2,720,603	$2,060,582	$6,365,517
Short Real Estate	$0.00	$0.00	$3,968,005	$433,111	$4,401,116
Short KBW Regional Banking	$0.00	$0.00	$475,909	$8,353,085	$8,828,994
UltraShort Basic Materials	$0.00	$99,100,007	$110,459,179	$3,390,037	$212,949,223

FUND	Capital Loss Carryforwards Expiring October 31, 2016	Capital Loss Carryforwards Expiring October 31, 2017	Capital Loss Carryforwards Expiring October 31, 2018	Capital Loss Carryforwards Expiring October 31, 2019	Total
UltraShort Nasdaq Biotechnology	$0.00	$0.00	$416,580	$0.00	$416, 580
UltraShort Consumer Goods	$0.00	$680,668	$14,284,380	$2,851,138	$17,816,186
UltraShort Consumer Services	$0.00	$37,806,587	$34,794,753	$9,718,804	$82,320,144
UltraShort Financials	$0.00	$884,851,934	$249,724,456	$0.00	$1,134,576,390
UltraShort Health Care	$0.00	$10,002,522	$2,787,142	$767,590	$13,557,254
UltraShort Industrials	$0.00	$17,061,076	$21,300,428	$0.00	$38,361,504
UltraShort Oil & Gas	$0.00	$72,588,775	$103,023,193	$31,249,573	$206,861,541
UltraShort Real Estate	$0.00	$2,597,807,224	$530,523,856	$76,086,424	$3,204,417,504
UltraShort Semiconductors	$0.00	$28,767,489	$21,740,228	$7,733,357	$58,241,074
UltraShort Technology	$0.00	$38,866,512	$17,058,910	$4,601,521	$60,526,943
UltraShort Telecommunications	$0.00	$5,230,287	$682,434	$0.00	$5,912,721
UltraShort Utilities	$0.00	$7,484,152	$3,786,581	$1,225,902	$12,496,635
UltraPro Short Financials	$0.00	$0.00	$0.00	$0.00	$0.00
Short MSCI EAFE	$0.00	$32,745,434	$18,597,569	$312,450	$51,655,453
Short MSCI Emerging Markets	$0.00	$39,141,253	$71,205,636	$17,217,308	$127,564,197
Short FTSE China 25	$0.00	$0.00	$1,040,187	$0.00	$1,040,187
UltraShort MSCI EAFE	$0.00	$67,426,453	$7,928,513	$3,521,302	$78,876,268
UltraShort MSCI Emerging Markets	$0.00	$520,833,289	$59,526,996	$9,114,905	$589,475,190
UltraShort FTSE Europe	$0.00	$3,795,429	$34,453,744	$9,069,132	$47,318,305
UltraShort MSCI Pacific ex-Japan	$0.00	$880,198	$3,676,210	$0.00	$4,556,408
UltraShort MSCI Brazil Capped	$0.00	$0.00	$15,737,286	$0.00	$15,737,286
UltraShort FTSE China 25	$0.00	$431,145,308	$131,146,062	$0.00	$562,291,370
UltraShort MSCI Japan	$0.00	$3,844,289	$6,349,708	$5,554,931	$15,748,928
UltraShort MSCI Mexico Capped IMI	$0.00	$6,041,732	$5,186,144	$166,558	$11,394,434
Short 7-10 Year Treasury	$0.00	$0.00	$0.00	$0.00	$0.00
Short 20+ Year Treasury	$0.00	$228,972	$56,583,949	$84,404,610	$141,217,531
Short High Yield	$0.00	$0.00	$0.00	$0.00	$0.00
Short Investment Grade Corporate	$0.00	$0.00	$0.00	$0.00	$0.00
UltraShort 3-7 Year Treasury	$0.00	$0.00	$0.00	$0.00	$0.00
UltraShort 7-10 Year Treasury	$5,030,158	$249,611	$28,917,167	$143,647,522	$177,844,458
UltraShort 20+ Year Treasury	$0.00	$0.00	$664,186,865	$665,676,662	$1,329,863,527
UltraShort TIPS	$0.00	$0.00	$0.00	$0.00	$0.00
UltraPro Short 20+ Year Treasury	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra Russell3000	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra S&P500®	$0.00	$598,191,156	$0.00	$0.00	$598,191,156
Ultra QQQ®	$0.00	$410,406,045	$0.00	$0.00	$410,406,045
Ultra Dow30SM	$0.00	$235,893,487	$0.00	$0.00	$235,893,487
Ultra MidCap400	$0.00	$11,970,480	$0.00	$0.00	$11,970,480
Ultra Russell2000	$36,802	$160,208,478	$0.00	$0.00	$160,245,280
Ultra SmallCap600	$0.00	$2,994,088	$0.00	$0.00	$2,994,088
UltraPro S&P500®	$0.00	$0.00	$0.00	$0.00	$0.00
UltraPro QQQ®	$0.00	$0.00	$0.00	$0.00	$0.00
UltraPro Dow30SM	$0.00	$0.00	$0.00	$0.00	$0.00
UltraPro MidCap400	$0.00	$0.00	$0.00	$0.00	$0.00

FUND	Capital Loss Carryforwards Expiring October 31, 2016	Capital Loss Carryforwards Expiring October 31, 2017	Capital Loss Carryforwards Expiring October 31, 2018	Capital Loss Carryforwards Expiring October 31, 2019	Total
UltraPro Russell2000	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra Russell1000 Value	$1,140,928	$7,339,236	$0.00	$36,045	$8,516,209
Ultra Russell1000 Growth	$0.00	$7,764,627	$0.00	$0.00	$7,764,627
Ultra Russell MidCap Value	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra Russell MidCap Growth	$4,817,436	$2,712,148	$0.00	$383,833	$7,913,417
Ultra Russell2000 Value	$3,151,404	$3,662,193	$0.00	$0.00	$6,813,597
Ultra Russell2000 Growth	$0.00	$729,733	$0.00	$0.00	$729,733
Ultra Basic Materials	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra Nasdaq Biotechnology	$0.00	$0.00	$0.00	$430,317	$430,317
Ultra Consumer Goods	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra Consumer Services	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra Financials	$976,913,137	$1,407,263,015	$0.00	$48,453,600	$2,432,629,752
Ultra Health Care	$0.00	$3,218,689	$0.00	$1,513,255	$4,731,944
Ultra Industrials	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra Oil & Gas	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra Real Estate	$0.00	$0.00	0.00	$0.00	$0.00
Ultra KBW Regional Banking	$0.00	$0.00	$1,034,174	$876,570	$1,910,744
Ultra Semiconductors	$0.00	$21,951,267	$0.00	$0.00	$21,951,267
Ultra Technology	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra Telecommunications	$0.00	$15,415	$0.00	$0.00	$15,415
Ultra Utilities	$0.00	$8,475,918	$0.00	$0.00	$8,475,918
UltraPro Financials	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra MSCI EAFE	$0.00	$0.00	$0.00	$284,148	$284,148
Ultra MSCI Emerging Markets	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra FTSE Europe	$0.00	$0.00	$191,214	$151,172	$342,386
Ultra MSCI Pacific ex-Japan	$0.00	$0.00	$326,637	$244	$326,881
Ultra MSCI Brazil Capped	$0.00	$0.00	$542,934	$628,038	$1,170,972
Ultra FTSE China 25	$0.00	$0.00	$173,812	$0.00	$173,812
Ultra MSCI Japan	$0.00	$0.00	$0.00	$1,526,267	$1,526,267
Ultra MSCI Mexico Capped IMI	$0.00	$0.00	$0.00	$77,432	$77,432
Ultra 7-10 Year Treasury	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra 20+ Year Treasury	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra High Yield	$0.00	$0.00	$0.00	$0.00	$0.00
Ultra Investment Grade Corporate	$0.00	$0.00	$0.00	$0.00	$0.00

The Funds had available the following post-2010 losses capital loss carryforwards as of May 31, 2013:

FUND	Short-Term	Long-Term	Total
USD Covered Bond	$0.00	$0.00	$0.00
German Sovereign/Sub-Sovereign ETF	$1,238	$0.00	$1,238
High Yield–Interest Rate Hedged	$0.00	$0.00	$0.00
Global Listed Private Equity ETF	$0.00	$0.00	$0.00
Hedge Replication ETF	$278,857	$0.00	$278,857
Large Cap Core Plus	$0.00	$0.00	$0.00

FUND	Short-Term	Long-Term	Total
Merger ETF	$0.00	$0.00	$0.00
RAFI® Long/Short	$127,315	$531,130	$658,445
30 Year TIPS/TSY Spread	$107,283	$428	$107,711
Short 30 Year TIPS/TSY Spread	$41,395	$0.00	$41,395
UltraPro 10 Year TIPS/TSY Spread	$482,976	$1,113	$484,089
UltraPro Short 10 Year TIPS/TSY Spread	$708,806	$0.00	$708,806
Short S&P500®	$426,026,638	$148,846,007	$574,872,645
Short QQQ®	$39,479,357	$18,521,454	$58,000,811
Short Dow30SM	$45,856,444	$6,711,135	$52,567,579
Short MidCap400	$6,065,943	$3,678,768	$9,744,711
Short Russell2000	$103,813,612	$19,121,880	$122,935,492
Short SmallCap600	$5,695,791	$2,913,742	$8,609,533
UltraShort Russell3000	$554,589	$234,926	$789,515
UltraShort S&P500®	$962,772,306	$24,135,334	$986,907,640
UltraShort QQQ®	$138,435,038	$131,003,050	$269,438,088
UltraShort Dow30SM	$66,672,058	$18,391,585	$85,063,643
UltraShort MidCap400	$18,893,216	$2,937,791	$21,831,007
UltraShort Russell2000	$143,103,141	$33,961,313	$177,064,454
UltraShort SmallCap600	$8,321,630	$3,093,124	$11,414,754
UltraPro Short S&P500®	$304,221,131	$96,893,584	$401,114,715
UltraPro Short QQQ®	$66,376,250	$10,970,119	$77,346,369
UltraPro Short Dow30SM	$36,097,559	$7,048,558	$43,146,117
UltraPro Short MidCap400	$8,397,514	$651,990	$9,049,504
UltraPro Short Russell2000	$47,133,389	$4,770,145	$51,903,534
UltraShort Russell1000 Value	$851,561	$125,237	$976,798
UltraShort Russell1000 Growth	$1,645,293	$318,152	$1,963,445
UltraShort Russell MidCap Value	$496,874	$278,250	$775,124
UltraShort Russell MidCap Growth	$508,038	$231,574	$739,612
UltraShort Russell2000 Value	$2,616,223	$147,392	$2,763,615
UltraShort Russell2000 Growth	$7,459,057	$2,183,772	$9,642,829
Short Basic Materials	$2,481,780	$0.00	$2,481,780
Short Financials	$42,944,946	$855,967	$43,800,913
Short Oil & Gas	$1,802,964	$0.00	$1,802,964
Short Real Estate	$10,834,689	$1,554,296	$12,388,985
Short KBW Regional Banking	$1,834,943	$0.00	$1,834,943
UltraShort Basic Materials	$53,453,541	$0.00	$53,453,541
UltraShort Nasdaq Biotechnology	$2,346,777	$536,842	$2,883,619
UltraShort Consumer Goods	$1,545,964	$970,092	$2,516,056
UltraShort Consumer Services	$8,216,530	$0.00	$8,216,530
UltraShort Financials	$286,692,105	$1,480,137	$288,172,242
UltraShort Health Care	$1,847,647	$0.00	$1,847,647
UltraShort Industrials	$6,544,143	$909,700	$7,453,843
UltraShort Oil & Gas	$51,238,756	$0.00	$51,238,756
UltraShort Real Estate	$113,957,758	$4,923,117	$118,880,875
UltraShort Semiconductors	$8,899,497	$2,012,962	$10,912,459
UltraShort Technology	$4,449,429	$2,862,858	$7,312,287

FUND	Short-Term	Long-Term	Total
UltraShort Telecommunications	$1,136,694	$367,157	$1,503,851
UltraShort Utilities	$1,132,027	$0.00	$1,132,027
UltraPro Short Financials	$93,201	$0.00	$93,201
Short MSCI EAFE	$19,002,725	$3,826,017	$22,828,742
Short MSCI Emerging Markets	$0.00	$0.00	$0.00
Short FTSE China 25	$299,842	$0.00	$299,842
UltraShort MSCI EAFE	$2,780,716	$0.00	$2,780,716
UltraShort MSCI Emerging Markets	$17,717,589	$22,131,305	$39,848,894
UltraShort FTSE Europe	$48,117,117	$0.00	$48,117,117
UltraShort MSCI Pacific ex-Japan	$0.00	$0.00	$0.00
UltraShort MSCI Brazil Capped	$0.00	$1,267,952	$1,267,952
UltraShort FTSE China 25	$71,882,918	$36,955,637	$108,838,555
UltraShort MSCI Japan	$2,627,470	$0.00	$2,627,470
UltraShort MSCI Mexico Capped IMI	$950,815	$833,027	$1,783,842
Short 7-10 Year Treasury	$1,351,333	$24,234	$1,375,567
Short 20+ Year Treasury	$119,142,653	$2,009,338	$121,151,991
Short High Yield	$2,073,861	$0.00	$2,073,861
Short Investment Grade Corporate	$106,179	$0.00	$106,179
UltraShort 3-7 Year Treasury	$693,873	$0.00	$693,873
UltraShort 7-10 Year Treasury	$36,156,551	$736,886	$36,893,437
UltraShort 20+ Year Treasury	$859,457,790	$1,607,033,832	$2,466,491,622
UltraShort TIPS	$558,762	$0.00	$558,762
UltraPro Short 20+ Year Treasury	$1,235,750	$1,563	$1,237,313
Ultra Russell3000	$0.00	$0.00	$0.00
Ultra S&P500®	$0.00	$0.00	$0.00
Ultra QQQ®	$0.00	$0.00	$0.00
Ultra Dow30SM	$0.00	$0.00	$0.00
Ultra MidCap400	$0.00	$0.00	$0.00
Ultra Russell2000	$13,003,162	$5,918,543	$18,921,705
Ultra SmallCap600	$0.00	$0.00	$0.00
UltraPro S&P500®	$0.00	$0.00	$0.00
UltraPro QQQ®	$0.00	$0.00	$0.00
UltraPro Dow30SM	$0.00	$0.00	$0.00
UltraPro MidCap400	$0.00	$0.00	$0.00
UltraPro Russell2000	$0.00	$0.00	$0.00
Ultra Russell1000 Value	$0.00	$0.00	$0.00
Ultra Russell1000 Growth	$0.00	$0.00	$0.00
Ultra Russell MidCap Value	$0.00	$0.00	$0.00
Ultra Russell MidCap Growth	$0.00	$0.00	$0.00
Ultra Russell2000 Value	$0.00	$0.00	$0.00
Ultra Russell2000 Growth	$0.00	$0.00	$0.00
Ultra Basic Materials	$0.00	$0.00	$0.00
Ultra Nasdaq Biotechnology	$0.00	$0.00	$0.00
Ultra Consumer Goods	$0.00	$0.00	$0.00
Ultra Consumer Services	$0.00	$0.00	$0.00
Ultra Financials	$0.00	$12,417,642	$12,417,642

FUND	Short-Term	Long-Term	Total
Ultra Health Care	$0.00	$0.00	$0.00
Ultra Industrials	$0.00	$0.00	$0.00
Ultra Oil & Gas	$0.00	$0.00	$0.00
Ultra Real Estate	$0.00	$0.00	$0.00
Ultra KBW Regional Banking	$0.00	$0.00	$0.00
Ultra Semiconductors	$0.00	$0.00	$0.00
Ultra Technology	$0.00	$0.00	$0.00
Ultra Telecommunications	$291,618	$0.00	$291,618
Ultra Utilities	$0.00	$0.00	$0.00
UltraPro Financials	$360	$0.00	$360
Ultra MSCI EAFE	$0.00	$0.00	$0.00
Ultra MSCI Emerging Markets	$1,346,216	$269	$1,346,485
Ultra FTSE Europe	$0.00	$0.00	$0.00
Ultra MSCI Pacific ex-Japan	$0.00	$0.00	$0.00
Ultra MSCI Brazil Capped	$3,113,379	$177,134	$3,290,513
Ultra FTSE China 25	$2,697,625	$0.00	$2,697,625
Ultra MSCI Japan	$0.00	$0.00	$0.00
Ultra MSCI Mexico Capped IMI	$0.00	$0.00	$0.00
Ultra 7-10 Year Treasury	$0.00	$0.00	$0.00
Ultra 20+ Year Treasury	$0.00	$0.00	$0.00
Ultra High Yield	$183,241	$0.00	$183,241
Ultra Investment Grade Corporate	$444	$0.00	$444

Taxation of Fund Distributions

Distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain – the excess of net long-term capital gain over net short-term capital losses, in each case determined with reference to any loss carryforwards – that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxable to individuals at reduced rates. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Distributions are also taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for the Fund shares). Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

A dividend or Capital Gain Dividend with respect to shares of a Fund held by a tax-deferred or qualified plan, such as an IRA, retirement plan, or corporate pension or profit sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular situation.

Shareholders will be notified annually as to the U.S. federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued Shares will receive a report as to the value of the Shares received.

QUALIFIED DIVIDEND INCOME

“Qualified dividend income” received by an individual is taxed at the rates applicable to net capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s Shares.

DIVIDENDS-RECEIVED DEDUCTION

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). The corporate alternative minimum tax may disallow the dividends received deduction in certain circumstances.

REPURCHASE AGREEMENTS

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

DISPOSITION OF SHARES

Upon a sale, exchange or other disposition of shares of a Fund, a shareholder will generally realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and generally will be long -term or short-term capital gain or loss depending upon the shareholder’s holding period for the shares. Any loss realized on a sale, exchange or other disposition will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such shares.

MARKET DISCOUNT

If a Fund purchases in the secondary market a debt security that has a fixed maturity date of more than one year from its date of issuance at a price lower than the stated redemption price of such debt security (or, in the case of a debt security issued with “original issue discount” (described below), a price below the debt security’s “revised issue price”), the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the accrued market discount.

ORIGINAL ISSUE DISCOUNT

Certain debt securities may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest income that is included in a Fund’s income and, therefore, subject to the distribution requirements applicable to RICs, even though the Fund may not receive a corresponding amount of cash until a partial or full repayment or disposition of the debt security.

Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such securities.

Options, Futures, Forward Contracts and Swaps

The tax treatment of certain contracts (including regulated futures contracts and non-equity options) entered into by the Fund will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses (“60/40”), although foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary in character (see “Foreign Currency Transactions” below). Also, section 1256 contracts held by a Fund at the end of each taxable year (and for purposes of the 4% excise tax, on certain other dates prescribed in the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gains or losses are treated as ordinary or 60/40 gains or losses, as appropriate.

The tax treatment of a payment made or received on a swap to which a Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures, forward contracts and swaps undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

More generally, investments by a Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax.

Constructive Sales

Under certain circumstances, a Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but would not recognize any loss) from the constructive sale. The character of gain from a constructive sale would depend upon each Fund’s holding period in the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not generally apply to a transaction if such transaction is closed on or before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. The term “appreciated financial position” excludes any position that is “marked-to-market.”

Foreign Investments and Taxes

Investment income and gains received by a Fund from foreign investments may be subject to foreign withholding and other taxes, which could decrease the Fund’s return on those investments. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Foreign Currency Transactions

Gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary income or loss. In certain circumstances, a Fund may elect to treat foreign currency gain or loss attributable to a forward contract, a futures contract or an option as capital gain or loss. Furthermore, foreign currency gain or loss arising from certain types of section 1256 contracts is treated as capital gain or loss, although a Fund may elect to treat foreign currency gain or loss from such contracts as ordinary in character. These gains and losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of a Fund’s investment company taxable income available (and required) to be distributed to its shareholders as ordinary income. If a Fund’s section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as ordinary dividends, thereby reducing each shareholder’s basis in his or her Fund Shares.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If such a difference arises, and a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment. In the alternative, if a Fund’s book income exceeds its taxable income (including realized capital gains), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Passive Foreign Investment Companies

The Funds may invest in shares of foreign corporations that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. Certain distributions from a PFIC, as well as gain from the sale of PFIC shares, are treated as “excess distributions.” Excess distributions are taxable as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. If a Fund receives an excess distribution with respect to PFIC stock, the Fund will itself be subject to tax on the portion of an excess distribution that is allocated to prior taxable years without the ability to reduce such tax by making distributions to Fund shareholders, and an interest factor will be added to the tax as if the tax had been payable in such prior taxable years.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Another election would involve marking to market a Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible by the Fund as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Making either of these two elections may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Mortgage Pooling Vehicles

The Funds may invest directly or indirectly in residual interests in real estate mortgage conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or taxable mortgage pools (“TMPs”). Under a Notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This Notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, Funds investing in such interests may not be a suitable investment for charitable remainder trusts (see Unrelated Business Taxable Income, below).

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a return and pay tax on such income, and (iii) in the case of a foreign shareholder (defined below), will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to income tax on such inclusions without reference to any exemption therefrom otherwise available under the Code.

Unrelated Business Taxable Income

Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Backup Withholding

Each Fund may be required to withhold federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The backup withholding rate is 28%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s federal income tax liability.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

Foreign Shareholders

Distributions that are properly designated as Capital Gain Dividends generally will not be subject to withholding of U.S. federal income tax. In general, dividends, other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. For distributions with respect to taxable years of the Funds beginning before January 1, 2014, however, this tax does not apply and a Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that does not provide a satisfactory statement that the beneficial owner is not a United States person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer,

(y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported as such by the Fund in a written notice to the shareholders (“short-term capital gain dividends”). A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of Shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend. In order to qualify for this exemption from withholding, a foreign shareholder is required to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). It is currently unclear whether Congress will extend these exemptions for distributions with respect to taxable years of a RIC beginning on or after January 1, 2014, or what the terms of such an extension would be. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

If a beneficial owner of Fund Shares who or which is a foreign shareholder has a trade or business in the United States, and dividends from the Fund are effectively connected with the conduct by the beneficial holder of that trade or business, the dividends will in general be subject to U.S. federal income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax.

In general, a beneficial holder of Shares that is a foreign shareholder is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Shares of a Fund or on Capital Gain Dividends unless (i) such Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States; (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met; or (iii) the Fund Shares constitute “U.S. real property interests” (“USRPIs”) or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules described below.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Special rules may apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof described below. Additionally, special rules may apply to the sale of Shares in any Fund that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds (“USRPIs”)—which are in turn defined very generally as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC—if the fair market value of the corporation’s USRPIs equals or exceeds 50% of the sum of the fair market value of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. A fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed in the next paragraph also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs (or, prior to January 1, 2014, RICs) and not greater-than-5% interests in publicly traded classes of stock in REITs or RICs.

If a Fund were a USRPHC or would be a USRPHC but for the exclusions from USRPI treatment described above, under a special “look-through” rule, any distributions from the Fund (including, in certain cases, distributions made by the Fund in redemption of its Shares) that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. On and after January 1, 2014, the special “look-through” rule for distributions by the Fund described above applies only to those distributions that, in turn, are attributable directly or indirectly to distributions receive by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise. If a foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders generally will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interests in the Fund did not exceed 5% at any time during the prior year), the USRPI distributions generally will be treated as ordinary income (regardless of any reporting by the Fund that such distribution is a Capital Gain Dividend or a short-term capital gain dividend), and the Fund generally must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder.

Foreign shareholders of such Funds also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and payment obligations discussed above through the sale and repurchase of Fund Shares.

In addition, a Fund that is a USRPHC or former USRPHC must typically withhold 10% of the amount realized in redemption by a greater-than-5% foreign shareholder, and that shareholder must typically file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2014, such withholding generally is not required with respect to amounts paid in redemption of Shares of a Fund if the Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in RICs that are domestically controlled USRPHCs. It is currently unclear whether Congress will extend this exemption for redemptions made on or after January 1, 2014, and what the terms of any such extension would be.

Foreign shareholders should consult their tax advisors and, if holding Shares through intermediaries, their intermediaries, concerning the application of these rules to an investment in a Fund.

Certain Additional Reporting and Withholding Requirements

The Foreign Account Tax Compliance Act (“FATCA”) generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on dividends, including Capital Gain Dividends, and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends), beginning as early as July 1, 2014.

Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

REPORTING REQUIREMENTS REGARDING FOREIGN BANK AND FINANCIAL ACCOUNTS

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor, and persons investing in a Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

TAX EQUALIZATION

Each Fund intends to distribute its net investment income and capital gains to shareholders at least annually to qualify for treatment as a RIC under the Code. Under current law, provided a Fund is not treated as a “personal holding company” for U.S. federal income tax purposes, the Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain. This practice, which involves the use of tax “equalization”, may have the effect of reducing the amount of income and/or gains that a Fund is required to distribute as dividends to non-redeeming shareholders. The amount of any undistributed income and/or gains is reflected in the value of a Fund’s Shares. The total return on a shareholder’s investment will generally not be reduced as a result of a Fund’s use of this practice.

Tax Shelter Disclosure

Under Treasury regulations, if a shareholder recognizes a loss on a disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, shareholders of a RIC are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Other Taxation

The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in a Fund based on the law in effect as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, banks and other financial institutions, and investors making in-kind contributions to a Fund. Such shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in a Fund.

OTHER INFORMATION

Regular International Holidays

For each intervening holiday in the applicable foreign market that is not a holiday observed by the U.S. equity markets, the redemption settlement cycle will be extended by the number of days of such intervening holiday. In addition to holidays, other unforeseeable closings in a foreign market, including due to regulatory action, may also prevent a Fund from delivering securities within the normal settlement period.

In certain circumstances, the securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days. The holidays applicable to various countries during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practice, could affect the information set forth herein.

The dates for the period October 1, 2013 through September 30, 2014 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

October 1, 2013 – September 30, 2014

Australia	Austria	Belgium	Brazil	Canada	Chile	China
October 7 November 5 December 24 December 25 December 26 December 31 January 1 January 27 March 10 April 18 April 21 April 25 June 9 August 4	November 1 December 24 December 25 December 26 December 31 January 1 January 6 April 18 April 21 May 1 May 29 June 9 June 19 August 15	November 1 November 11 December 24 December 25 December 26 December 31 January 1 April 18 April 21 May 1 May 29 June 9 July 21 August 15	November 15 November 20 December 24 December 25 December 31 January 1 March 3 March 4 March 5 April 18 April 21 May 1 June 19 July 9	October 14 November 11 December 24 December 25 December 26 January 1 February 17 April 18 May 19 July 1 August 4 September 1	October 31 November 1 December 24 December 25 December 30 December 31 January 1 April 17 April 18 May 1 May 21 July 16 August 15 September 17 September 18 September 19	October 7 October 14 December 25 December 26 January 1 January 30 January 31 February 3 February 4 February 5 February 7 May 1 June 2 September 8

Colombia	Czech Republic	Denmark	Egypt	Finland	France	Germany
October 14 November 4 November 11 November 28 December 25 December 31 January 1 January 6 March 24 April 17 April 18 May 1 June 2 June 23 June 30 August 7 August 18	October 28 December 24 December 25 December 26 December 31 January 1 April 21 May 1 May 8	December 24 December 25 December 26 December 31 January 1 April 17 April 18 April 21 May 16 May 29 May 30 June 5 June 9	October 6 October 14 October 15 October 16 October 17 November 5 January 7 January 14 April 20 April 21 May 1 July 1 July 23 July 29 July 30	December 6 December 24 December 25 December 26 December 31 January 1 January 6 April 18 April 21 May 1 May 29 June 20	October 31 November 1 November 11 December 24 December 25 December 26 December 31 January 1 April 18 April 21 May 1 May 8 May 8 May 20 July 14 August 15 August 25	October 3 November 1 December 24 December 25 December 26 December 30 December 31 January 1 March 3 April 18 April 21 May 1 May 29 June 9 June 19

Greece	Hong Kong	Hungary	India	Indonesia	Ireland	Israel
October 28 December 24 December 25 December 26 December 31 January 1 January 6 March 3 March 25 April 18 April 21 May 1 June 9 August 15	October 1 October 14 December 24 December 25 December 26 December 31 January 1 January 30 January 31 February 3 April 18 April 21 May 1 May 6 June 2 July 1 September 9	October 23 November 1 December 24 December 25 December 26 December 27 December 31 January 1 March 14 March 28 April 18 April 21 May 1 May 2 May 16 June 9 August 20	October 2

October 14

October 15

October 16

November 4

November 14

December 25

January 1

February 27

March 31

April 1

April 14

April 18

May 1

May 14

July 1

July 29

July 30

August 15

August 19

August 29

September 30

October 14 October 15 November 5 December 25 December 31 January 1 January 31 March 31 April 18 May 14 May 27 May 29 July 29 July 30 August 18	October 28 December 24 December 25 December 26 December 31 January 1 March 17 April 18 April 21 May 5 June 2 August 14	October 4

October 11

October 18

October 25

November 1

November 8

November 15

November 22

November 27

November 29

December 5

December 6

December 13

December 20

December 27

March 16

April 14

April 15

April 16

April 17

April 20

April 21

May 4

May 5

May 6

June 3

June 4

August 5

September 24

September 25

September 26

Italy	Japan	Korea	Malaysia	Mexico	Morocco	The Netherlands
November 1 December 24 December 25 December 26 December 31 January 1 January 6 April 18 April 21 April 25 May 1 June 2 August 15	October 14 November 4 December 23 December 30 December 31 January 1 January 2 January 3 January 13 February 11 March 21 April 29 May 5 May 6 July 21 September 15 September 23	October 3 October 9 December 25 December 31 January 1 January 2 January 30 January 31 May 1 May 5 May 6 June 4 June 6 August 15 September 8 September 9	October 15 November 5 December 25 January 1 January 14 January 31 February 14 May 1 May 13 May 30 July 29 July 30 September 1 September 16	November 18 December 12 December 24 December 25 January 1 February 3 March 17 April 17 April 18 May 1 May 5 September 16	October 15 October 16 October 17 November 5 November 6 November 18 January 1 January 14 January 15 May 1 July 29 August 14 August 21	December 24 December 25 December 26 December 31 January 1 April 18 April 21 April 30 May 1 May 12 May 29 June 9

New Zealand	Norway	Peru	The Philippines	Poland	Portugal	Russia
October 28 December 24 December 25 December 26 December 31 January 1 January 2 January 20 February 6 April 17 April 18 April 21 April 25 June 2	December 24 December 25 December 26 December 31 January 1 April 16 April 17 April 18 April 21 May 1 May 29 June 9	October 8 November 1 December 24 December 25 December 31 January 1 April 17 April 18 May 1 July 28 July 29	November 1 December 24 December 25 December 30 December 31 January 1 January 31 April 9 April 17 April 18 May 1 June 12 July 29 August 21 August 25 August 26	November 11 December 25 December 26 December 31 January 1 January 6 April 18 April 21 May 1 June 19 August 15	November 1 December 24 December 25 December 26 December 31 January 1 March 4 April 18 April 21 April 25 May 1 June 10 June 19 August 15	October 14

November 4

November 11

November 28

December 24

December 25

December 23

December 31

January 1

January 2

January 7

January 20

February 17

February 24

March 10

April 18

April 21

May 1

May 5

May 9

May 26

June 12

August 25

Singapore	South Africa	Spain	Sweden	Switzerland	Taiwan	Thailand
October 15 December 24 December 31 January 1 January 30 January 31 April 18 May 1 May 13 July 28 July 29	December 16 December 24 December 25 December 26 December 31 January 1 March 21 April 18 April 21 April 28 May 1 June 16 June 17 August 8 September 24	November 1 December 6 December 24 December 25 December 26 December 31 January 1 January 6 March 19 April 17 April 18 April 21 May 1 August 15	November 1 December 24 December 25 December 26 December 31 January 1 January 6 April 17 April 18 April 21 April 30 May 1 May 28 May 29 June 6 June 20	December 24 December 25 December 26 December 31 January 1 January 2 April 18 April 21 May 1 May 29 June 9 August 1	October 10 November 1 January 1 January 30 January 31 February 28 April 4 May 1 June 2 September 8	October 23 January 1 February 14 April 7 April 14 April 15 May 1 May 5 May 13 July 1 July 11 August 12

Turkey	United Kingdom
October 14 October 15 October 16 October 17 October 18 October 28 October 29 January 1 April 23 May 1 May 19 July 28 July 29 July 30	October 14 November 1 December 6 December 24 December 25 December 26 December 31 January 1 April 18 April 21 May 1 May 5 May 26 August 25

Redemptions

The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose stocks comprise the Funds. Under certain conditions, a Fund may pay redemption proceeds more than seven days after the tender of a Creation Unit for redemption, but generally a Fund will not take more than fourteen calendar days from the date of the tender to pay redemption proceeds.

Index Provider Disclaimers

Barclays Capital

BARCLAYS CAPITAL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BARCLAYS CAPITAL INDEXES OR ANY DATA INCLUDED THEREIN AND BARCLAYS CAPITAL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. BARCLAYS CAPITAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, INVESTORS, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARCLAYS CAPITAL INDEXES OR ANY DATA INCLUDED THEREIN. BARCLAYS CAPITAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARCLAYS CAPITAL INDEXES OR ANY DATA INCLUDED THEREIN WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BARCLAYS CAPITAL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BofA Merrill Lynch

The Shares are not sponsored, endorsed, sold or promoted by BofA Merrill Lynch. Neither BofA Merrill Lynch nor any of Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., Standard & Poor’s Financial Services LLC, MSCI, Inc. or Frank Russell Company (the “Exchanges and Entities”) have passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Shares, nor do they make any representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Index to track general hedge fund performance. BofA Merrill Lynch’s and the Exchanges and Entities’ only relationship to the Trust is the licensing of certain trademarks and trade names of BofA Merrill Lynch and the Exchanges and Entities and of the Index, which indices are determined, composed and calculated by BofA Merrill Lynch without regard to the Trust or the Shares. BofA Merrill Lynch and the Exchanges and Entities have no obligation to take the needs of the Trust or the owners of the Shares into consideration in determining, composing or calculating the Index. BofA Merrill Lynch and the Exchanges and Entities are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Shares to be issued or in the determination or calculation of the equation by which the Shares are to be converted into or redeemed for cash or other assets. BofA Merrill Lynch and the Exchanges and Entities have no obligation or liability in connection with the administration, marketing or trading of the Shares.

BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY TRUST, OWNERS OF THE SHARES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BOFA MERRILL LYNCH OR THE EXCHANGES AND ENTITIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The BofA Merrill Lynch Marks are trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and have been licensed for use by Trust. S&P, MSCI and Russell, respectively, are trademarks of Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. and Standard & Poor’s Financial Services LLC, MSCI, Inc. and Frank Russell Company and have been licensed for use by BofA Merrill Lynch.

Credit Suisse

CREDIT SUISSE SECURITIES (USA) LLC AND ITS AFFILIATES (COLLECTIVELY, “CREDIT SUISSE”) DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX, OR ANY DATA INCLUDED THEREIN AND CREDIT SUISSE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. CREDIT SUISSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CREDIT SUISSE INDEXES OR ANY DATA INCLUDED THEREIN. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FTSE

ProShares Ultra, Short and UltraShort FTSE China 25 and ProShares Ultra and UltraShort FTSE Developed Europe are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or by the London Stock Exchange Group Companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the (i) results to be obtained from the use of the FTSE China 25 Index and the FTSE Developed Europe Index (the “Indices”) (ii) the figure at which an Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the ProShares Ultra, Short and UltraShort FTSE China 25 and ProSharesUltra and UltraShort FTSE Developed Europe. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to ProShares or its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index and (b) under any obligation to advise any person of any error therein.

All rights in the Indices vest in FTSE. “FTSE®” is a trademark of the LSEG and is used by FTSE under license.

MSCI

MSCI ® is a registered trademark of Morgan Stanley & Company, Inc. The Funds are not sponsored, endorsed, sold or promoted by Morgan Stanley or any affiliate of Morgan Stanley. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the MSCI Indexes to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by Morgan Stanley without regard to the Funds. Morgan Stanley has no obligation to take the needs of the Funds into consideration in determining, composing or calculating the MSCI Indexes. Morgan Stanley is not responsible for and has not participated in the determination of the prices and amount of Shares of the Funds or the timing of the issuance or sale of such Shares. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes has any obligation or liability to owners of the Funds in connection with the administration of the Funds, or the marketing or trading of Shares of the Funds. Although Morgan Stanley obtains information for inclusion in or for use in the calculation of the MSCI Indexes from sources which Morgan Stanley considers reliable, neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes guarantees the accuracy and or the completeness of the MSCI Indexes or any data included therein. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any warranty, express or implied, as to results to be obtained by the Funds, or any other person or entity from the use of the MSCI Indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes shall have any liability for any errors, omissions or interruptions of or in connection with the MSCI Indexes or any data included therein. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any express or implied warranties, and Morgan Stanley hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley, any of its affiliates or any other party involved in making or compiling the MSCI Indexes have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Russell

Russell 3000® Russell 2000®, Russell 1000® and Russell Midcap® (the “Russell Indexes”) are trademarks of the Russell Investment Group and/or its affiliates (“Russell”).

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, INVESTORS, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

S&P Dow Jones Indices

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Indexes are a product of S&P Dow Jones Indices LLC or its affiliates, and have been licensed for use by ProShares. The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their third party licensors, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general market performance. S&P Dow Jones Indices’ only relationship to ProShares with respect to the Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to ProShares or the Funds. S&P Dow Jones Indices have no obligation to take the needs of ProShares or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC and its subsidiaries are not investment advisers. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICE SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PROSHARES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PROSHARES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Solactive

“Solactive®” is a trademark of Solactive AG and has been licensed for use by ProShares. ProShares have not been passed on by Solactive AG as to their legality or suitability. ProShares based on the Solactive® Diversified USD Covered Bond Index are not sponsored, endorsed, sold or promoted by Solactive AG, and it makes no representation regarding the advisability of investing in ProShares. THIS ENTITY AND ITS AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

FINANCIAL STATEMENTS

The audited Financial Statements, for each Fund that commenced operations prior to May 31, 2013, and the report of PricewaterhouseCoopers LLP, as independent registered public accounting firm, for the fiscal year ended May 31, 2013, that appear in the Annual Report to shareholders dated May 31, 2013, are hereby incorporated by reference in this SAI. The Annual Report to shareholders is delivered with this SAI to shareholders requesting this SAI.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUSES OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECTUSES INCORPORATE BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROSHARES TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROSHARES TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Standard & Poor’s.

AAA— An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB”, “B”, “CCC”, “CC” and “C” are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

The ratings may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories.

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Investor Services.

AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for timely payment of financial commitments is considered adequate but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B — Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Substantial credit risk. Default is a real possibility.

CC — Very high levels of credit risk. Default of some kind appears probable.

C — Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

•	Fitch otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD — Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

•	the selective payment default on a specific class or currency of debt;

•

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

•	execution of a coercive debt exchange on one or more material financial obligations.

D — Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Dominion Ratings Services of Canada (DBRS).

AAA — Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA — Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A — Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB — Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB — Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B — Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC/CC/C — Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D — A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

DESCRIPTION OF S&P’S MUNICIPAL NOTE RATINGS:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY’S MUNICIPAL NOTE RATINGS:

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing/with the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY’S COMMERCIAL PAPER RATINGS:

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE’S COMMERCIAL PAPER RATINGS:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA — COMMERCIAL PAPER AND SHORT-TERM DEBT RATINGS:

All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.

R-1 (high): Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1 (middle): Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low): Short term debt rated “R-1 (low)” is of good credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated ‘TBW-1’.

TBW-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4: The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

AA: Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A: Indicates the ability to repay principal and interest is strong. Issues rated “A” could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

BB: While not investment grade, the “BB” rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B: Issues rated “B” show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC: Issues rated “CCC” clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC: “CC” is applied to issues that are subordinate to other obligations rated “CCC” and are afforded less protection in the event of bankruptcy or reorganization.

D: Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation “local currency.”

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACE.

Appendix B

Although the Trust does not have information concerning the beneficial ownership of Shares nominally held by Depository Trust Company (“DTC”), the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding Shares of a Fund participants, as of September 5, 2013 is set forth below*:

Fund Name:	Name and Address:	Percentage Owned:
ProShares USD Covered Bond	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	66%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	14%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	9%
ProShares German Sovereign/Sub-Sovereign ETF	KNIGHT CAPITAL GROUP 405 Lexington Ave New York, NY 10174	24%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	24%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	18%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	12%
	WEDBUSH SECURITIES INC. 1212 Avenue of the Americas New York, NY	6%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	6%
	J.P. MORGAN CLEARING CORPORATION 70 Fargo St Boston, MA 02210	6%
	JPMORGAN 14201 Dallas Parkway 121 1JIP Proxy Services Dallas, TX 75254	6%
ProShares Hedge Replication ETF	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	34%

*

A person who beneficially owns, directly or indirectly, 25% or more of the voting securities of a Fund may be deemed to “control” (as defined in the 1940 Act) that Fund, and may be able to exercise a controlling influence over any matter submitted to shareholders of that Fund.

Fund Name:	Name and Address:	Percentage Owned:
	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	25%
	UBS FINANCIAL SERVICES INC. 51 West 52nd Street New York, NY 10019	11%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	11%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	8%
ProShares Large Cap Core Plus	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	30%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	22%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	12%
	UBS FINANCIAL SERVICES INC. 51 West 52nd Street New York, NY 10019	8%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	8%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6%
ProShares RAFI® Long/Short	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	44%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	18%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	8%
	UBS FINANCIAL SERVICES INC. 51 West 52nd Street New York, NY 10019	8%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	8%
ProShares 30 Year TIPS/TSY Spread	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	21%
	RAYMOND JAMES & ASSOCIATES, INC. 160 Broadway Suite 600 New York, NY 10038	12%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	12%

Fund Name:	Name and Address:	Percentage Owned:
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	10%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	8%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	6%
ProShares Short 30 Year TIPS/TSY Spread ETF	KNIGHT CAPITAL GROUP 405 Lexington Ave New York, NY 10174	20%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	13%
	WEDBUSH SECURITIES INC. 1212 Avenue of the Americas New York, NY	7%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	7%
	CITIBANK, NA 399 Park Ave New York, NY 10022	7%
	INTERACTIVE BROKERS LLC 8 Greenwich Office Park Greenwich, CT 06830	7%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	7%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	7%
	J.P. MORGAN CLEARING CORPORATION 70 Fargo St Boston, MA 02210	7%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	7%
ProShares UltraPro 10 Year TIPS/TSY Spread ETF	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	23%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	14%
	KNIGHT CAPITAL GROUP 405 Lexington Ave New York, NY 10174	9%
	INTERACTIVE BROKERS LLC 8 Greenwich Office Park Greenwich, CT 06830	9%

Fund Name:	Name and Address:	Percentage Owned:
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	9%
ProShares UltraPro Short 10 Year TIPS/TSY Spread	KNIGHT CAPITAL GROUP 405 Lexington Ave New York, NY 10174	33%
	J.P. MORGAN CLEARING CORPORATION 70 Fargo St Boston, MA 02210	11%
	JPMORGAN 14201 Dallas Parkway 121 1JIP Proxy Services Dallas, TX 75254	11%
	INTERACTIVE BROKERS LLC 8 Greenwich Office Park Greenwich, CT 06830	11%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	11%
	UBS FINANCIAL SERVICES INC. 51 West 52nd Street New York, NY 10019	11%
ProShares Short S&P500®	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	15%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	14%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	12%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	12%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	10%
	UBS FINANCIAL SERVICES INC. 51 West 52nd Street New York, NY 10019	7%
ProShares Short QQQ®	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	17%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	10%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	10%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	9%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	9%

Fund Name:	Name and Address:	Percentage Owned:
	UBS FINANCIAL SERVICES INC. 51 West 52nd Street New York, NY 10019	8%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	7%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	5%
ProShares Short Dow30SM	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	14%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	13%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	12%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	11%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	9%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	7%
ProShares Short MidCap400	J.P. MORGAN CLEARING CORPORATION 70 Fargo St Boston, MA 02210	29%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	19%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	9%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	9%
	LPL FINANCIAL 9785 Towne Centre Drive San Diego, CA 92121	8%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	5%
ProShares Short Russell2000	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	17%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	16%

Fund Name:	Name and Address:	Percentage Owned:
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	12%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	10%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	7%
	UBS FINANCIAL SERVICES INC. 51 West 52nd Street New York, NY 10019	6%
ProShares Short SmallCap600	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	17%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	15%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	13%
	LPL FINANCIAL 9785 Towne Centre Drive San Diego, CA 92121	10%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	8%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	8%
ProShares UltraShort S&P500®	MF GLOBAL INC. 717 Fifth Ave 9th Floor New York, NY 10022	67%
	SANTA FE TRUST Drive Building 1000 4001 Office Ct Santa Fe, NM 87507	33%
ProShares UltraShort QQQ®	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	18%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	17%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	17%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	11%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	8%

Fund Name:	Name and Address:	Percentage Owned:
ProShares UltraShort Dow30SM	CENTRAL BANK AND TRUST CO. 300 West Vine Street Lexington, KY 40507	100%
ProShares UltraShort MidCap400	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	18%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	17%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	15%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	9%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5%
ProShares UltraShort Russell2000	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	17%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	16%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	12%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	7%
ProShares UltraShort SmallCap600	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	19%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	18%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	10%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%

Fund Name:	Name and Address:	Percentage Owned:
ProShares UltraShort Russell MidCap Value	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	24%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	13%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	10%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	10%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	8%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	7%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%
ProShares UltraShort Russell MidCap Growth	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	21%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	15%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	15%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	15%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5%
ProShares UltraShort Russell2000 Value	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	18%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	17%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	16%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	11%

Fund Name:	Name and Address:	Percentage Owned:
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	7%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	5%
ProShares UltraShort Russell2000 Growth	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	20%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	13%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	12%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	11%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	7%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%
ProShares Short Basic Materials	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	21%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	15%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	13%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	10%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	6%
	VANGUARD BROKERAGE SERVICES 100 Vanguard Boulevard Malvern, PA 19355	5%
ProShares Short Financials	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	16%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	15%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	12%

Fund Name:	Name and Address:	Percentage Owned:
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	11%
	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	6%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	6%
ProShares Short Oil & Gas	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	13%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	11%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	9%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	8%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	8%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	7%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	7%
	WILLIAM BLAIR & COMPANY L.L.C. 666 5th Ave #14 New York, NY 10103	6%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	6%
ProShares Short Real Estate	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	22%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	17%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	15%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	14%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5%
	VANGUARD BROKERAGE SERVICES 100 Vanguard Boulevard Malvern, PA 19355	5%

Fund Name:	Name and Address:	Percentage Owned:
ProShares Short KBW Regional Banking	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	25%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	25%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	14%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	5%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	5%
ProShares UltraShort Financials	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	17%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	15%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	14%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	12%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	8%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	8%
ProShares UltraShort Industrials	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	19%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	16%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	13%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	12%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	9%
ProShares UltraShort Oil & Gas	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	33%
	JONES NATIONAL BANK & TRUST COMPANY 203 South 6th Street Seward, Nebraska 68434	33%

Fund Name:	Name and Address:	Percentage Owned:
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	33%
ProShares UltraShort Semiconductors	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	17%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	15%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	13%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	10%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	9%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	8%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	5%
ProShares UltraShort Technology	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	18%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	17%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	12%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%
ProShares UltraShort Telecommunications	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	50%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%

Fund Name:	Name and Address:	Percentage Owned:
ProShares Short MSCI EAFE	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	28%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	14%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	13%
	UBS FINANCIAL SERVICES INC. 51 West 52nd Street New York, NY 10019	11%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	10%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	5%
ProShares Short MSCI Emerging Markets	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	18%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	15%
	LPL FINANCIAL 9785 Towne Centre Drive San Diego, CA 92121	13%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	11%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	10%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	9%
	UBS FINANCIAL SERVICES INC. 51 West 52nd Street New York, NY 10019	6%
ProShares UltraShort FTSE Europe	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	20%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	16%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	14%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	8%

Fund Name:	Name and Address:	Percentage Owned:
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%
ProShares UltraShort MSCI Pacific ex-Japan	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	35%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	23%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	7%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	5%
ProShares Short FTSE China 25	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	19%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	11%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	11%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	9%
ProShares UltraShort MSCI EAFE	SUMMIT TRUST COMPANY 8861 West Sahara Ave. Suite 215 Las Vegas, Nevada 89117	100%
ProShares UltraShort MSCI Emerging Markets	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	43%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	14%
	UBS FINANCIAL SERVICES INC. 51 West 52nd Street New York, NY 10019	7%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	5%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	5%
ProShares UltraShort FTSE China 25	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	17%

Fund Name:	Name and Address:	Percentage Owned:
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	15%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	15%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	11%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	8%
ProShares UltraShort MSCI Japan	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	23%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	17%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	12%
	INTERACTIVE BROKERS LLC 8 Greenwich Office Park Greenwich, CT 06830	10%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	7%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5%
ProShares UltraShort MSCI Mexico Capped IMI	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	41%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	9%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	7%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	6%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5%
ProShares Short 7-10 Year Treasury	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	44%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	16%

Fund Name:	Name and Address:	Percentage Owned:
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	8%
ProShares Short 20+ Year Treasury	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	24%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	12%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	12%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	12%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	11%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	7%
ProShares Short High Yield	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	25%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	20%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	13%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	12%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	6%
ProShares Short Investment Grade Corporate	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	34%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	21%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	6%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	5%

Fund Name:	Name and Address:	Percentage Owned:
ProShares UltraShort 3-7 Year Treasury	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	42%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	14%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	10%
ProShares UltraShort 7-10 Year Treasury	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	16%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	15%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	9%
	FIRST COMMUNITY TRUST, NA 3385 Hillcrest Road, Suite 100 PO Box 296 Dubuque, IA 52004-0296	7%
ProShares UltraShort 20+ Year Treasury	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	50%
	IRA SERVICES TRUST COMPANY 1160 Industrial Rd, Ste 1 San Carlos, CA 94070	33%
	MF GLOBAL INC. 717 Fifth Ave 9th Floor New York, NY 10022	17%
ProShares UltraShort TIPS	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	34%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	13%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	12%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6%
ProShares UltraPro Short 20+ Year Treasury	HSBC GLOBAL CUSTODY, HONG KONG 5/F, Tower 1 HSBC Centre 1 Sham Mong Road Kowloon	100%

Fund Name:	Name and Address:	Percentage Owned:
ProShares Ultra Russell3000	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	32%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	13%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	11%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	8%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6%
ProShares Ultra S&P500®	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	20%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	18%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	13%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	8%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	7%
ProShares Ultra QQQ®	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	19%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	15%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	8%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	7%
ProShares Ultra Dow30SM	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	15%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	13%

Fund Name:	Name and Address:	Percentage Owned:
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	10%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	8%
ProShares Ultra MidCap400	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	34%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	21%
	RBC CAPITAL MARKETS LLC One Liberty Plaza New York, NY 10006	9%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	9%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	7%
ProShares Ultra Russell2000	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	32%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	21%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	9%
	RBC CAPITAL MARKETS LLC One Liberty Plaza New York, NY 10006	9%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	8%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	5%
ProShares UltraPro S&P500®	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	21%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	16%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	14%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	11%

Fund Name:	Name and Address:	Percentage Owned:
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	8%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5%
ProShares UltraPro QQQ®	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	23%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	21%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	15%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	9%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	8%
ProShares UltraPro Dow30SM	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	21%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	16%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	15%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	11%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	9%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6%
ProShares UltraPro MidCap400	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	21%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	21%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	20%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	9%
ProShares UltraPro Russell2000	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	24%

Fund Name:	Name and Address:	Percentage Owned:
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	16%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	14%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	11%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%
ProShares Ultra Russell1000 Value	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	19%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	14%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	14%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	9%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	7%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	5%
	LPL FINANCIAL 9785 Towne Centre Drive San Diego, CA 92121	5%
ProShares Ultra Russell1000 Growth	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	15%
	RAYMOND JAMES & ASSOCIATES, INC. 160 Broadway Suite 600 New York, NY 10038	12%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	12%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	12%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	7%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	6%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6%

Fund Name:	Name and Address:	Percentage Owned:
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	5%
ProShares Ultra Russell MidCap Value	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	21%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	10%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	10%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	9%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	6%
ProShares Ultra Russell MidCap Growth	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	19%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	14%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	11%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	8%
	RAYMOND JAMES & ASSOCIATES, INC. 160 Broadway Suite 600 New York, NY 10038	8%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	6%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6%
ProShares Ultra Russell2000 Value	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	26%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16%

Fund Name:	Name and Address:	Percentage Owned:
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	11%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	7%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	7%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	6%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5%
ProShares Ultra Russell2000 Growth	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	24%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	18%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	13%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	11%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	7%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5%
ProShares Ultra Basic Materials	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	15%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	14%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	9%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	7%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	7%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5%

Fund Name:	Name and Address:	Percentage Owned:
ProShares Ultra NASDAQ Biotechnology	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	29%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	19%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	7%
ProShares Ultra Consumer Goods	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	17%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	14%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	10%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	7%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	6%
ProShares Ultra Consumer Services	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	22%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	15%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	11%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	9%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	6%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5%

Fund Name:	Name and Address:	Percentage Owned:
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5%
	LPL FINANCIAL 9785 Towne Centre Drive San Diego, CA 92121	5%
ProShares Ultra Financials	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	14%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	13%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	13%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	8%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	7%
	MORGAN STANLEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	6%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5%
ProShares Ultra Health Care	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	20%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	19%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	14%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	8%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	7%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5%
ProShares Ultra Industrials	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	20%

Fund Name:	Name and Address:	Percentage Owned:
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	11%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	8%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	7%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	6%
ProShares Ultra Oil & Gas	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	13%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	11%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	10%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	7%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	6%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5%
ProShares Ultra Real Estate	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	15%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	14%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	14%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	10%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	8%

Fund Name:	Name and Address:	Percentage Owned:
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	6%
ProShares Ultra KBW Regional Banking	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	19%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	17%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	13%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5%
ProShares Ultra Semiconductors	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	13%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	11%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	10%
	INTERACTIVE BROKERS LLC 8 Greenwich Office Park Greenwich, CT 06830	7%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	7%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	5%

Fund Name:	Name and Address:	Percentage Owned:
ProShares Ultra Technology	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	20%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	13%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	8%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6%
ProShares Ultra Telecommunications	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	32%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	14%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	10%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	10%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	7%
ProShares Ultra Utilities	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	17%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	15%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	10%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	6%

Fund Name:	Name and Address:	Percentage Owned:
ProShares Ultra MSCI EAFE	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	43%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	16%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	14%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11%
ProShares Ultra MSCI Emerging Markets	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	33%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	13%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	12%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	7%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	6%
ProShares Ultra FTSE Europe	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	28%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	20%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	12%
	J.P. MORGAN CLEARING CORPORATION 70 Fargo St Boston, MA 02210	6%
ProShares Ultra MSCI Pacific ex-Japan	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	54%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	10%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	8%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	6%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	5%

Fund Name:	Name and Address:	Percentage Owned:
ProShares Ultra FTSE China 25	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	17%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	15%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	14%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	9%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	7%
	PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5%
ProShares Ultra MSCI Japan	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	20%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	19%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	14%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	7%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	6%
ProShares Ultra MSCI Mexico Capped IMI	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	23%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	23%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	7%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	7%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	7%

Fund Name:	Name and Address:	Percentage Owned:
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	5%
ProShares Ultra 7-10 Year Treasury	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	21%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	15%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	11%
	FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	8%
ProShares Ultra 20+ Year Treasury	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	17%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16%
	NATIONAL BANK FINANCIAL. 65 E 55th St New York, NY 10022	13%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	13%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6%
ProShares Ultra High Yield	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	16%
	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	14%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	12%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	9%
	MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	8%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	8%

Fund Name:	Name and Address:	Percentage Owned:
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	8%
ProShares Ultra Investment Grade Corporate	CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101.	21%
	NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	17%
	SCOTTRADE INC 280 Park Avenue New York, NY 10017	13%
	E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	9%
	CAPITAL ONE SHAREBUILDER, INC. 83 South King Street Suite 700 Seattle, WA 98104	8%
	TD AMERITRADE CLEARING, INC 4211 South 102nd Street Omaha, NE 68127	7%
	INTERACTIVE BROKERS LLC 8 Greenwich Office Park Greenwich, CT 06830	7%